                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:          811-3696

Exact name of registrant as specified
in charter:                                  Reserve Tax-Exempt Trust

Address of principal executive offices:      1250 Broadway
                                             New York, NY 10001-3701

Name and address of agent for service:       Amy W. Bizar
                                             1250 Broadway
                                             New York, NY 10001-3701

Registrant's telephone number, including
area code:                                   212-401-5500

Date of fiscal year end:                     May 31

Date of reporting period:                    November 30, 2004

ITEM 1.  SEMI-ANNUAL REPORTS TO SHAREHOLDERS

AMERICAN EXPRESS MONEY-MARKET FUND ACCOUNTS

OFFERED BY
THE RESERVE FUNDS

PRIMARY FUND
U.S. GOVERNMENT FUND
U.S. TREASURY FUND
INTERSTATE TAX-EXEMPT FUND
CALIFORNIA TAX-EXEMPT FUND
CONNECTICUT TAX-EXEMPT FUND
FLORIDA TAX-EXEMPT FUND
MASSACHUSETTS TAX-EXEMPT FUND
MICHIGAN TAX-EXEMPT FUND
NEW JERSEY TAX-EXEMPT FUND
NEW YORK TAX-EXEMPT FUND
OHIO TAX-EXEMPT FUND
PENNSYLVANIA TAX-EXEMPT FUND
VIRGINIA TAX-EXEMPT FUND

SEMI-ANNUAL REPORT
NOVEMBER 30, 2004

[AMERICAN EXPRESS(R) LOGO]

[FINANCIAL ADVISORS LOGO]

                             SUPPLEMENT TO SEMI-ANNUAL REPORT
                                DATED NOVEMBER 30, 2004


SUBSEQUENT EVENT

      Subsequent to the period covered by this report, management determined that certain of the Funds' service contracts and distribution plans had lapsed due to an administrative error. Reserve Management Company, Inc. is taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

                        THE RESERVE FUND -- PRIMARY FUND

             STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 67.0%

                 DOMESTIC -- 9.4%
$  300,000,000   Chase Manhattan Bank U.S.A., 2.04%, 5/11/05*                                          $        299,999,028
   150,000,000   Keybank NA, 2.10%, 12/27/04                                                                    150,000,000
   100,000,000   National Bank of Commerce, 2.115%, 1/20/05*                                                     99,998,620
   200,000,000   Washington Mutual Bank FA, 2.05%, 12/14/04                                                     200,000,000
   300,000,000   Washington Mutual Bank FA, 2.22%, 02/02/05                                                     300,000,000
   300,000,000   Washington Mutual Bank FA, 2.16%, 04/25/05                                                     300,000,000
   200,000,000   Wells Fargo Bank, 1.90%, 12/14/04                                                              200,000,000
    50,000,000   Wilmington Trust Co., 2.24%, 2/07/05                                                            50,000,000
                                                                                                       --------------------
                                                                                                              1,599,997,648
                                                                                                       --------------------

                 YANKEES -- 57.6%
   400,000,000   Abbey National PLC, 1.7728%, 9/12/05                                                           399,890,508
   200,000,000   Barclays Bank PLC, 2.05%, 12/23/04*                                                            199,996,369
   400,000,000   Barclays Bank PLC, 1.925%, 4/04/05*                                                            399,965,770
   400,000,000   Bayerische Landesbank Girozentrale,
                 2.03%, 12/15/04*                                                                               399,995,364
   250,000,000   BNP Paribas 1.715%, 12/02/04                                                                   250,000,000
   340,000,000   Calyon, 2.035%, 3/17/05*                                                                       339,976,249
    70,000,000   Calyon, 2.045%, 4/21/05*                                                                        69,994,592
    50,000,000   Calyon, 1.7825%, 9/12/05*                                                                       49,984,263
   200,000,000   Canadian Imperial Bank of Commerce,
                 2.035%, 12/15/04*                                                                              199,998,069
   200,000,000   Canadian Imperial Bank of Commerce,
                 2.15%, 12/16/05                                                                                200,000,000
   700,000,000   Credit Suisse First Boston, 2.06%, 12/16/04                                                    700,000,000
   100,000,000   Credit Suisse First Boston, 2.1075%, 11/18/05                                                  100,000,000
   200,000,000   Deutsche Bank AG, 1.33%, 3/15/05                                                               200,000,000
   200,000,000   Deutsche Bank AG, 1.31%, 4/25/05                                                               200,000,000
   100,000,000   Deutsche Bank AG, 1.355%, 4/29/05                                                              100,000,000
   100,000,000   Dexia Bank, 2.06%, 12/21/04                                                                    100,000,000
   100,000,000   Forenings Sparbanken, 1.9693%, 3/4/05*                                                          99,993,601
   200,000,000   Fortis Bank, 1.72%, 12/03/04                                                                   200,000,000
   100,000,000   Fortis Bank, 2.06%, 12/22/04                                                                   100,000,000
   100,000,000   HBOS PLC, 1.88%, 12/29/04                                                                       99,980,212
   250,000,000   HBOS PLC, 2.1375%, 3/31/05*                                                                    249,983,438
   200,000,000   Lloyds TSB Bank PLC, 1.74%, 12/06/04                                                           200,000,000
   400,000,000   Natexis Banques Populaires, 2.0462%, 12/16/04*                                                 399,995,034
   250,000,000   Norddeutsche Landesbank Girozentrale,
                 2.03%, 12/15/04*                                                                               249,997,103
   100,000,000   Nordea Bank, 1.9693%, 3/04/05*                                                                  99,993,601
   250,000,000   Royal Bank of Canada PLC, 1.715%, 12/02/04                                                     250,000,000
   500,000,000   Royal Bank of Scotland PLC, 2.01%, 3/14/05*                                                    499,963,231
   200,000,000   Royal Bank of Scotland PLC, 2.295%, 8/26/05*                                                   199,955,696

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                   (NOTE 1)
--------------                                                                                         --------------------
                 NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- (CONTINUED)

                 YANKEES -- (CONTINUED)
$  225,000,000   Societe Generale, 1.9693%, 3/04/05*                                                   $        224,988,272
   300,000,000   Societe Generale, 2.04%, 3/10/05*                                                              299,983,572
   200,000,000   Societe Generale, 2.0375%, 3/17/05*                                                            199,986,820
   100,000,000   Standard Chartered, 2.07%, 2/17/05*                                                             99,997,859
   100,000,000   Standard Chartered, 2.11%, 2/23/05*                                                             99,997,694
   200,000,000   Standard Chartered, 2.02%, 3/09/05*                                                            199,989,217
   100,000,000   Svenska Handelsbanken, 2.04%, 12/15/04                                                         100,000,000
   400,000,000   Svenska Handelsbanken, 2.0475%, 5/18/05*                                                       399,972,097
   200,000,000   Toronto-Dominion Bank, 1.92%, 12/20/04                                                         200,000,000
   400,000,000   Toronto-Dominion Bank, 2.265%, 2/18/05                                                         400,000,000
   200,000,000   UBS AG, 2.06%, 12/20/04                                                                        200,000,000
   400,000,000   UBS AG, 2.075%, 12/23/04                                                                       400,000,000
   225,000,000   Westdeutsche Landesbank AG, 1.99%, 3/07/05*                                                    224,990,847
   200,000,000   Westdeutsche Landesbank AG, 2.03%, 3/11/05*                                                    199,991,744
                                                                                                       --------------------
                                                                                                              9,809,561,222
                                                                                                       --------------------

                 Total Negotiable Bank Certificates of Deposit
                 (Cost $11,409,558,870)                                                                      11,409,558,870
                                                                                                       --------------------

                 EURO TIME DEPOSIT -- 4.4%
   754,000,000   Bank of America NA, 1.9375%, 12/01/04
                 (Cost $754,000,000)                                                                            754,000,000
                                                                                                       --------------------
                 GOVERNMENT AGENCY NOTES -- 16.8%
   350,000,000   Federal Home Loan Bank, 1.45%, 3/11/05                                                         350,000,000
   200,000,000   Federal Home Loan Bank, 1.79%, 3/15/05*                                                        200,000,000
   165,000,000   Federal Home Loan Bank, 1.99%, 4/19/05*                                                        164,984,972
   190,000,000   Federal Home Loan Bank, 1.30%, 4/25/05                                                         190,000,000
   100,000,000   Federal Home Loan Bank, 1.35%, 4/29/05                                                         100,000,000
   100,000,000   Federal Home Loan Bank, 1.36%, 5/03/05                                                         100,000,000
   200,000,000   Federal Home Loan Bank, 2.005%, 10/03/05*                                                      199,941,092
   200,000,000   Federal Home Loan Mortgage Corp., 2.30%, 9/26/05                                               200,000,000
   100,000,000   Federal Home Loan Mortgage Corp., 2.00%, 10/07/05                                              100,022,944
   300,000,000   Federal National Mortgage Association,
                 1.375%, 2/14/05                                                                                300,000,000
   100,000,000   Federal National Mortgage Association, 1.40%, 5/03/05                                          100,000,000
   100,000,000   Federal National Mortgage Association, 1.55%, 5/04/05                                          100,000,000
   175,000,000   Federal National Mortgage Association, 1.65%, 5/16/05                                          175,000,000
   200,000,000   Federal National Mortgage Association, 1.81%, 5/27/05                                          200,000,000
   150,000,000   Federal National Mortgage Association,
                 1.9412%, 9/08/05*                                                                              149,942,017

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 GOVERNMENT AGENCY NOTES -- (CONTINUED)

$  223,300,000   Federal National Mortgage Association,
                 1.8756%, 10/03/05*                                                                    $        223,200,004
                                                                                                       --------------------
                 Total Government Agency Notes
                 (Cost $2,853,091,029)                                                                        2,853,091,029
                                                                                                       --------------------
                 REPURCHASE AGREEMENTS -- 11.6%
 1,081,000,000   Bear Stearns & Co., Inc., 2.07%, dated 11/30/04, due
                 12/01/04, repurchase proceeds at maturity
                 $1,081,062,158 (collateralized by FGRA 0%, due
                 12/15/13 to 11/15/34 valued at $152,298,560, FGSR
                 0% due 1/01/23 valued at $497,751, FNMA 0% to
                 7.074% due 10/25/40 to 5/25/42 valued at $22,719,078,
                 FNRA 0% due 12/25/06 to 11/25/34 valued at
                 $458,910,012, FNR 6.0% due 6/25/23 valued at
                 $2,475,240, FNST 0% due 9/01/10 to 10/1/33 valued at
                 $44,542,468, FXRA 0% due 3/18/32 valued at
                 $6,014,940, GNRM 2.30% to 2.70% due 5/16/23 to
                 3/16/34 valued at $191,127,619, GNRR 2.44% to
                 3.14% due 5/20/23 to 7/20/34 valued at $234,832,464,
                 SFNI 0% due 1/1/18 to 12/1/18 valued at $12,784)                                             1,081,000,000
   600,000,000   Deutsche Bank Securities Inc., 2.06%, dated 11/30/04,
                 due 12/01/04, repurchase proceeds at maturity
                 $600,034,333 (collateralized by FNRM 3.50% to 5.00%
                 due 2/25/13 to 12/25/32 valued at $35,096,317, FGRM
                 2.75% to 5.50% due 2/15/12 to 10/15/33 valued at
                 $489,870,373, GNAR 3.50% due 8/20/30 to 8/20/32
                 valued at $2,493,327, GNMI 6.50% due 4/15/32 valued
                 at $1,010,944, GNRM 3.648% to 6.00% due 9/16/17 to
                 9/20/32 valued at $89,529,039)                                                                 600,000,000
   300,000,000   JP Morgan Chase & Co., 2.08%, dated 11/30/04, due
                 12/01/04, repurchase proceeds at maturity $300,017,333
                 (collateralized by FGRM 0% to 6.00% due 12/15/08 to
                 6/15/33 valued at $93,255,334, FNRM 0% due 1/25/17
                 to 3/25/31 valued at $46,538,338, GNRM 5.00% due
                 5/16/31 valued at $25,197,313, GNRP 5.00% due
                 5/17/31 valued at $48,060,220, GNRR 5.50%
                 due 8/20/32 valued at $95,951,421)                                                             300,000,000
                                                                                                       --------------------

                 Total Repurchase Agreements (Cost $1,981,000,000)                                            1,981,000,000
                                                                                                       --------------------

                 TOTAL INVESTMENTS (COST+ $16,997,649,899)                                99.8%              16,997,649,899
                 COMPREHENSIVE MANAGEMENT FEES PAYABLE                                     0.0                     (171,604)
                 DISTRIBUTION (12b-1) FEES PAYABLE                                         0.0                      (33,501)
                 OTHER ASSETS, LESS LIABILITIES                                            0.2                   34,937,757
                                                                                         -----         --------------------
                 NET ASSETS                                                              100.0%        $     17,032,382,551
                                                                                         =====         ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH
                 CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                 OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH CLASS:

                 6,014,721,434 SHARES CLASS R                                                          $               1.00
                                                                                                       ====================
                 17,233,651 SHARES CLASS 95                                                            $               1.00
                                                                                                       ====================
                 60,102,425 SHARES CLASS 75                                                            $               1.00
                                                                                                       ====================
                 22,066,552 SHARES CLASS 70                                                            $               1.00
                                                                                                       ====================
                 639,871,771 SHARES CLASS TREASURER'S TRUST                                            $               1.00
                                                                                                       ====================
                 15,333,018 SHARES CLASS 45                                                            $               1.00
                                                                                                       ====================
                 4,178,370 SHARES CLASS 35                                                             $               1.00
                                                                                                       ====================
                 726,748,234 SHARES CLASS 25                                                           $               1.00
                                                                                                       ====================
                 264,575,542 SHARES CLASS 20                                                           $               1.00
                                                                                                       ====================
                 73,670,702 SHARES CLASS 15                                                            $               1.00
                                                                                                       ====================
                 537,480,383 SHARES CLASS 12                                                           $               1.00
                                                                                                       ====================
                 8,656,400,469 SHARES CLASS 8                                                          $               1.00
                                                                                                       ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND -- U.S. GOVERNMENT FUND

             STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 GOVERNMENT AGENCY NOTES -- 66.8%

$   15,000,000   Federal Home Loan Bank, 1.45%, 3/11/05                                                $         15,000,000
    58,050,000   Federal Home Loan Bank, 1.795%, 3/15/05*                                                        58,047,342
    50,000,000   Federal Home Loan Bank, 2.05%, 4/07/05*                                                         50,000,000
    20,000,000   Federal Home Loan Bank, 1.30%, 4/13/05                                                          20,000,000
    10,000,000   Federal Home Loan Bank, 1.35%, 4/15/05                                                          10,000,000
    50,000,000   Federal Home Loan Bank, 1.99%, 4/19/05*                                                         49,995,920
    10,000,000   Federal Home Loan Bank, 1.30%, 4/25/05                                                          10,000,000
    10,000,000   Federal Home Loan Bank, 1.36%, 5/03/05                                                          10,000,000
    15,595,000   Federal Home Loan Bank, 1.65%, 5/17/05                                                          15,595,000
    50,000,000   Federal Home Loan Bank, 1.905%, 10/03/05*                                                       49,978,962
    40,000,000   Federal Home Loan Mortgage Corp., 1.14%, 12/15/04                                               39,982,267
    30,000,000   Federal Home Loan Mortgage Corp., 1.14%, 12/17/04                                               29,984,800
    50,000,000   Federal Home Loan Mortgage Corp., 2.30%, 9/26/05                                                50,000,000
    50,000,000   Federal Home Loan Mortgage Corp.,
                 2.00%, 10/07/05*                                                                                50,014,752
    50,000,000   Federal National Mortgage Association,
                 2.00%, 12/20/04*                                                                                49,999,479
    50,000,000   Federal National Mortgage Association,
                 2.0193%, 1/28/05*                                                                               49,997,809
    25,000,000   Federal National Mortgage Association,
                 1.375%, 2/14/05                                                                                 25,000,000
   300,000,000   Federal National Mortgage Association,
                 1.9412%, 9/08/05*                                                                              299,884,813
    25,000,000   Federal National Mortgage Association,
                 2.08%, 12/29/05*                                                                                24,987,703
                                                                                                       --------------------
                 Total Government Agency Notes
                 (Cost $908,468,847)                                                                            908,468,847
                                                                                                       --------------------

                 REPURCHASE AGREEMENTS -- 33.0%
   217,000,000   Bear Stearns & Co., Inc., 2.07%, dated 11/30/04, due
                 12/01/04, repurchase proceeds at maturity $217,012,478
                 (collateralized by FGRM 5.00% due 8/15/30 valued at
                 $134,240,948, SBA 0% to 10.525% due 1/25/07 to
                 3/25/22 valued at $88,404,494)                                                                 217,000,000
   154,000,000   Deutsche Bank Securities Inc., 2.06%, dated 11/30/04,
                  due 12/01/04, repurchase proceeds at maturity
                 $154,008,812 (collateralized by GNMAI 5.00% due
                 10/15/34 valued at $158,620,001)                                                               154,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 REPURCHASE AGREEMENTS -- (CONTINUED)

$   40,000,000   JP Morgan Chase & Co., 2.08%, dated 11/30/04, due
                 12/01/04, repurchase proceeds at maturity
                 $40,002,311 (collateralized by GNRR 2.44% due
                 2/20/31 to 7/20/34 valued at $41,201,420)                                             $         40,000,000
    38,000,000   State Street Bank & Trust Co., 1.99%, dated 11/30/04,
                 due 12/01/04, repurchase proceeds at maturity
                 $38,002,101 (collateralized by FHLMC 2.875% due
                 9/15/05 valued at $38,762,753)                                                                  38,000,000
                                                                                                       --------------------
                 Total Repurchase Agreements (Cost $449,000,000)                                                449,000,000
                                                                                                       --------------------
                 TOTAL INVESTMENTS (COST+ $1,357,468,847)                                 99.8%               1,357,468,847
                 COMPREHENSIVE MANAGEMENT FEES PAYABLE                                     0.0%                     (26,386)
                 OTHER ASSETS, LESS LIABILITIES                                            0.2%                   2,883,167
                                                                                         -----         --------------------
                 NET ASSETS                                                              100.0%        $      1,360,325,628
                                                                                         =====         ====================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                 TO THE NET ASSETS OF EACH CLASS:

                 885,711,476 SHARES CLASS R                                                            $               1.00
                                                                                                       ====================
                 53,199,232 SHARES CLASS TREASURER'S TRUST                                             $               1.00
                                                                                                       ====================
                 130,594 SHARES CLASS 45                                                               $               1.00
                                                                                                       ====================
                 66,577,806 SHARES CLASS 25                                                            $               1.00
                                                                                                       ====================
                 102,258 SHARES CLASS 15                                                               $               1.00
                                                                                                       ====================
                 10,041,991 SHARES CLASS 12                                                            $               1.00
                                                                                                       ====================
                 344,562,271 SHARES CLASS 8                                                            $               1.00
                                                                                                       ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND -- U.S. TREASURY FUND
             STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 U.S. TREASURY BILLS -- 85.7%

$   32,300,000   1.60%--1.80%, 12/02/04                                                                $         32,298,539
    40,900,000   1.83%--1.865%, 12/09/04                                                                         40,883,063
    89,400,000   1.91%--1.93%, 12/16/04                                                                          89,328,686
    45,000,000   1.96%, 12/23/04                                                                                 44,946,100
    50,000,000   1.87%, 1/06/05                                                                                  49,906,500
    32,000,000   1.72%, 2/03/05                                                                                  31,902,151
    20,000,000   2.025%, 2/10/05                                                                                 19,920,125
    35,000,000   2.075%, 2/17/05                                                                                 34,842,646
    30,000,000   2.025%, 4/07/05                                                                                 29,785,688
    25,000,000   2.24%, 5/12/05                                                                                  24,748,000
                                                                                                       --------------------

                 Total U.S. Treasury Bills (Cost $398,561,498)                                                  398,561,498
                                                                                                       --------------------
                 U.S. TREASURY NOTES -- 13.8%
    50,000,000   1.75%, 12/31/04                                                                                 50,027,273
    14,500,000   1.25%, 5/31/05                                                                                  14,436,418
                                                                                                       --------------------
                 Total U.S. Treasury Notes (Cost $64,463,691)                                                    64,463,691
                                                                                                       --------------------
                 TOTAL INVESTMENTS (COST+ $463,025,189)                                   99.5%                 463,025,189
                 COMPREHENSIVE MANAGEMENT FEES PAYABLE                                     0.0                       (8,740)
                 DISTRIBUTION (12b-1) FEES PAYABLE                                         0.0                       (1,877)
                 OTHER ASSETS, LESS LIABILITIES                                            0.5                    2,225,120
                                                                                         -----         --------------------
                 NET ASSETS                                                              100.0%        $        465,239,692
                                                                                         =====         ====================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                 TO THE NET ASSETS OF EACH CLASS:

                 334,297,680 SHARES CLASS R                                                            $               1.00
                                                                                                       ====================
                 86,009,626 SHARES CLASS TREASURER'S TRUST                                             $               1.00
                                                                                                       ====================
                 8,196,240 SHARES CLASS 75                                                             $               1.00
                                                                                                       ====================
                 10,089 SHARES CLASS 45                                                                $               1.00
                                                                                                       ====================
                 10,112 SHARES CLASS 25                                                                $               1.00
                                                                                                       ====================
                 100 SHARES CLASS 12                                                                   $               1.00
                                                                                                       ====================
                 36,715,845 SHARES CLASS 8                                                             $               1.00
                                                                                                       ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    GLOSSARY

FGRA   -- FHLMC Adjustable Rate REMIC
FGRM   -- FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
           Certificates
FGSR   -- FHLMC Gold STRIP Pro-Rata Principal Only
FHLMC  -- Federal Home Loan Mortgage Corp.
FMRA   -- FHLMC REMIC
FNMA   -- Federal National Mortgage Association
FNRA   -- FNMA REMIC
FNRM   -- FNMA REMIC Mortgage-Backed Pass-Through Securities
FNDN   -- FHLMC Discount Note
FNST   -- FNMA STRIPS
FXRA   -- FNMA Series 2001-72
GNAR   -- GNMA Adjustable Rate Mortgage-Backed Pass-Through Securities
GNMA   -- Government National Mortgage Association
GNMAI  -- GNMA I MBS Fixed Rate
GNMAII -- GNMA II MBS Fixed Rate
GNRM   -- GNMA Pass-Through Floating Rate Securities
GNRP   -- Federal Eligible GNMA REMIC
GNRR   -- PPC Eligible GNMA REMIC
REMIC  -- Real Estate Mortgage Investment Conduit
SBA    -- Small Business Administration
SFNI   -- FNMA Stripped Mortgage-Backed Securities

----------
*  Variable rate instrument.
+ The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- INTERSTATE TAX-EXEMPT FUND
            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                                                                                    VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- 99.1%

                 ARIZONA -- 1.8%
$    5,100,000   Apache County IDA for Tucson Electric Power Co.,
                 1.68% - 1.72%, 12/15/18(a)                                                            $          5,100,000
     2,000,000   Apache County IDA for Tucson Electric Power Co.,
                 1.72%, 12/1/20(a)                                                                                2,000,000
     3,700,000   Arizona HCF for Royal Oaks, 1.67%, 3/1/27(a)                                                     3,700,000
     1,000,000   Phoenix IDR for Del Mar Terrace, 1.66%, 10/1/29(a)                                               1,000,000
     3,400,000   Pima County IDA for Tucson Electric Power Co.,
                 Series A, 1.68%, 12/1/22(a)                                                                      3,400,000
     1,000,000   Yuma IDA for El Encanto Apt., MFH,
                 1.68%, 4/15/33(a)                                                                                1,000,000
                                                                                                       --------------------
                                                                                                                 16,200,000
                                                                                                       --------------------

                 CALIFORNIA -- 6.1%
     7,800,000   California Statewide for Covenant Retirement
                 Community, 1.65%, 12/1/25(a)                                                                     7,800,000
    18,700,000   California Water Department Reserve Powersupply,
                 Series B-6, 1.60%, 5/1/22(a)                                                                    18,700,000
     1,000,000   Hemet MFHR for Sunwest Retirement, Series 99-A,
                 1.65%, 1/1/25(a)                                                                                 1,000,000
       600,000   Kern County COP, Series A, 1.63%, 8/1/06(a)                                                        600,000
     6,100,000   Orange County HDC for the Lakes, Series A,
                 1.65%, 12/1/06(a)                                                                                6,100,000
     1,100,000   Orange County HDC for Nigel Summit, Series B,
                 1.57%, 11/2/09(a)                                                                                1,100,000
    18,300,000   Riverside CFD, Special Tax # 88-4, 1.66%, 9/1/14(a)                                             18,300,000
       154,770   Santa Ana USD, 1.65%, 7/1/15(a)                                                                    154,770
                                                                                                       --------------------
                                                                                                                 53,754,770
                                                                                                       --------------------

                 COLORADO -- 2.4%
       700,000   Arapahoe County for Sratford State, 1.68%, 11/1/17(a)                                              700,000
       600,000   Broomfield IDA for Buckeye Investments,
                 1.71%, 12/1/09(a)                                                                                  600,000
     1,250,000   Colorado ECFA for Denver Art Museum,
                 1.67%, 1/1/34(a)                                                                                 1,250,000
     1,045,000   Colorado ECFA for YMCA Metropolitan Denver,
                 1.69%, 7/1/18(a)                                                                                 1,045,000
    15,000,000   Colorado HFA for Adventist Health Sunbelt, Series B,
                 1.67%, 11/15/34(a)                                                                              15,000,000
     2,800,000   University of Colorado, Series B, 1.80%, 11/15/35(a)                                             2,800,000
                                                                                                       --------------------
                                                                                                                 21,395,000
                                                                                                       --------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                    VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 CONNECTICUT -- 7.2%
     1,760,000   Connecticut DAR for Independent Living,
                 1.65%, 7/1/15(a)                                                                      $          1,760,000
       360,000   Connecticut DAR for Pierce Memorial Baptist,
                 1.62%, 10/1/28(a)                                                                                  360,000
    26,200,000   Connecticut HEFA for Hotchkiss School, Series A,
                 1.64%, 7/1/30(a)                                                                                26,200,000
     1,100,000   Connecticut HEFA for Klingberg Family Center,
                 1.60% - 1.67%, 7/1/32(a)                                                                         1,100,000
       200,000   Connecticut HEFA for Middlesex Hospital, Series J,
                 1.66%, 7/1/26(a)                                                                                   200,000
       800,000   Connecticut HEFA for Raphael Hospital, Series J,
                 1.65%, 7/1/22(a)                                                                                   800,000
       245,000   Connecticut HEFA for United Methodist Homes, Series A,
                 1.65%, 7/1/31(a)                                                                                   245,000
    25,000,000   Connecticut HEFA for Yale University, Series T-2,
                 1.58%, 7/1/29(a)                                                                                25,000,000
     1,100,000   Connecticut HFA, Series D-3, 1.60%, 5/15/18(a)                                                   1,100,000
     1,300,000   Connecticut Special Tax for Transportation Infrastructure,
                 Series 1, 1.70%, 9/1/20(a)                                                                       1,300,000
     2,600,000   Connecticut State GO, Series 1-A, 1.73%, 2/15/21(a)                                              2,600,000
     1,200,000   Connecticut State GO, Series 97-B, 1.60%, 5/15/14(a)                                             1,200,000
       200,000   Hartford Redev. Agency MHR for Underwood Towers
                 Project, 1.66%, 6/1/20(a)                                                                          200,000
     1,050,000   New Canaan Housing Authority for Village at Waveny
                 Care Center, 1.65%, 1/1/22(a)                                                                    1,050,000
       500,000   North Canaan HFA for Geer Woods, 1.66%, 8/1/31(a)                                                  500,000
                                                                                                       --------------------
                                                                                                                 63,615,000
                                                                                                       --------------------

                 DISTRICT OF COLUMBIA -- 0.4%
     3,000,000   District of Columbia GO, Series D-2, 1.70%, 6/1/26(a)                                            3,000,000
                                                                                                       --------------------

                 FLORIDA -- 7.7%
     5,100,000   Alachua County HFA for Oak Hammock University,
                 1.67%, 10/1/32(a)                                                                                5,100,000
       210,000   Broward County HFA for Jacaranda Village Apartments,
                 1.69%, 9/1/22(a)                                                                                   210,000
       400,000   Broward County HFA for Multi-Family Margate,
                 1.69%, 11/1/05(a)                                                                                  400,000
     8,200,000   Capital Finance Authority for Glenridge Palmer Ranch,
                 1.67%, 6/1/12(a)                                                                                 8,200,000
     1,200,000   Dade County IDA for Florida Power & Light,
                 1.69%, 06/1/21(a)                                                                                1,200,000
    13,410,000   Dade County Water Service, 1.64%, 10/5/22(a)                                                    13,410,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                    VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 FLORIDA -- (CONTINUED)
$      300,000   Duval County HFA for Lighthouse Bay Apartments,
                 1.68%, 12/1/32(a)                                                                     $            300,000
     5,950,000   Florida State Municipal Power for Stanton,
                 1.67%, 10/1/19(a)                                                                                5,950,000
    19,300,000   Jacksonville Florida District Energy System Series A,
                 1.62%, 10/1/34(a)                                                                               19,300,000
     1,500,000   Lakeland Energy System Revenue, 1.66%, 10/1/37(a)                                                1,500,000
        30,000   Lee County HFA for Cypress Cove Healthpark, Series B,
                 1.71%, 10/1/07(a)                                                                                   30,000
       800,000   Manatee County PCR for Florida Power & Light Co.,
                 1.70%, 9/1/24(a)                                                                                   800,000
     1,205,000   Orange County for YMCA, Series A, 1.74%, 5/1/27(a)                                               1,205,000
     8,500,000   Palm Beach County for Morse Obligation Group,
                 1.70%, 5/1/33(a)                                                                                 8,500,000
       500,000   Palm Beach County for Norton Gallery School of Art,
                 1.67%, 5/1/30(a)                                                                                   500,000
       300,000   Palm Beach County for Raymond F Kravis Center,
                 1.60%, 7/1/32(a)                                                                                   300,000
       200,000   Pinellas County HFA for Foxbridge Apartments,
                 1.63%, 6/15/25(a)                                                                                  200,000
       500,000   Sarasota County HFA for Bay Village,
                 1.74%, 12/1/23(a)                                                                                  500,000
       200,000   University of Florida Athletic Association Stadium
                 Project, 1.74%, 2/1/20(a)                                                                          200,000
                                                                                                       --------------------
                                                                                                                 67,805,000
                                                                                                       --------------------

                 GEORGIA -- 0.1%
     1,213,165   Georgia Muni Assoc. Pool Bd. COP,
                 1.74%, 12/15/20(a)                                                                               1,213,165
                                                                                                       --------------------

                 HAWAII -- 1.3%
    11,700,000   Honolulu City & County GO, Series 2001-C,
                 1.18%, 12/1/13(b)                                                                               11,700,000
                                                                                                       --------------------

                 IDAHO -- 0.7%
     6,250,000   Idaho HCF for St Lukes Medical Center Project,
                 1.67%, 5/1/22(a)                                                                                 6,250,000
                                                                                                       --------------------

                 ILLINOIS -- 1.7%
     1,000,000   Chicago WSR, 1.66%, 11/1/30(a)                                                                   1,000,000
     2,400,000   Illinois DFA for Diamond Stars Motors,
                 1.69%, 12/1/08(a)                                                                                2,400,000
     2,900,000   Illinois DFA for Jewish Council Youth Services,
                 1.73%, 9/1/28(a)                                                                                 2,900,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                    VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 ILLINOIS -- (CONTINUED)
$    5,000,000   Illinois DFA for Learning Charter School,
                 1.73%, 9/1/33(a)                                                                      $          5,000,000
       700,000   Illinois DFA for WBEZ Alliance, 1.68%, 3/1/29(a)                                                   700,000
       400,000   Illinois HCF for Memorial Health Systems,
                 1.72%,10/1/22(a)                                                                                   400,000
     1,700,000   McCook County for Saint Andrews, 1.71%, 12/1/21(a)                                               1,700,000
     1,265,000   Streamwood for Olde Church Centre, 1.85%, 12/1/14(a)                                             1,265,000
                                                                                                       --------------------
                                                                                                                 15,365,000
                                                                                                       --------------------

                 INDIANA -- 0.1%
       500,000   Marshall County EDA for Culver Foundation,
                 1.68%, 1/1/35(a)                                                                                   500,000
                                                                                                       --------------------

                 IOWA -- 0.1%
     1,000,000   Des Moines HRB for Iowa Methodist Medical Center,
                 1.67%, 8/1/15(a)                                                                                 1,000,000
                                                                                                       --------------------

                 KENTUCKY -- 1.3%
    11,500,000   Ashland PCR for Ashland Oil, 1.60%, 4/1/09(a)                                                   11,500,000
                                                                                                       --------------------

                 LOUISIANA -- 2.6%
     1,720,000   East Baton Rouge for Rhone-Poulenc Inc.,
                 1.69%, 12/1/11(a)                                                                                1,720,000
       986,000   Lake Charles District Revenue for Conoco, Series A,
                 1.68%, 9/1/29(a)                                                                                   986,000
       979,000   Lake Charles HRB & Term. District Revenue for
                 CITGO Corp., 1.68%, 8/1/07(a)                                                                      979,000
       979,000   Louisiana Environmental Facilities Community DAR,
                 Series A, 1.69%, 11/1/34(a)                                                                        979,000
        90,000   Louisiana Offshore Term. Auth. Deepwater Port Rev.
                 for Loop LLC, Series A, 1.69%, 9/1/14(a)                                                            90,000
     3,993,000   Louisiana Offshore Term. Auth. Deepwater Port Rev.
                 for Loop LLC, Series A 1.68%, 9/1/17(a)                                                          3,993,000
       190,000   Louisiana PFA for Kenner Hotel Ltd., 1.62%,12/1/15(a)                                              190,000
     7,690,000   Louisiana PFA, Multi-family, 1.69%, 6/15/31(a)                                                   7,690,000
     1,390,000   Louisiana University for Agriculture & Mechanical
                 College, 1.70%, 7/1/30(a)                                                                        1,390,000
     4,990,000   South Louisiana Port Marine Term. for Occidental
                 Petroleum Corp., 1.66%, 7/1/18(a)                                                                4,990,000
        90,000   South Louisiana Port Marine Term. for Occidental
                 Petroleum Corp., 1.68%, 7/1/21(a)                                                                   90,000
                                                                                                       --------------------
                                                                                                                 23,097,000
                                                                                                       --------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                    VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 MARYLAND -- 2.5%
$    1,000,000   Anne Arundel County Multi-family Rev. for Mill
                 Pond Apt., 1.57%, 10/1/33(a)                                                          $          1,000,000
     1,000,000   Baltimore Housing for Spring Hill, 1.67%, 9/20/28(a)                                             1,000,000
     1,000,000   Baltimore IDA City Council, 1.67%, 8/1/16(a)                                                     1,000,000
     4,000,000   Howard County for Vantage House Facility, Series A,
                 1.67% 6/1/32(a)                                                                                  4,000,000
     1,200,000   Howard County Multi-Family for Sherwood Crossing
                 Apt., 1.68% 7/15/33(a)                                                                           1,200,000
     1,300,000   Maryland HEFA Pooled Loan Program, Series 1985,
                 1.66%, 4/1/35(a)                                                                                 1,300,000
     1,370,000   Maryland HEFA Pooled Loan Program, Series D,
                 1.67%, 1/1/29(a)                                                                                 1,370,000
     1,000,000   Maryland State Health & Higher Education for
                 Carnegie Institute, 1.67%, 10/1/37(a)                                                            1,000,000
     1,975,000   Maryland State Health & Higher Education for
                 Trinity College, 1.68%, 11/1/26(a)                                                               1,975,000
     5,000,000   Maryland State HEFA for Adventist Health Care,
                 Series A, 1.69%, 1/1/35(a)                                                                       5,000,000
     2,000,000   Maryland State Trans. Auth. for Baltimore/Washington
                 Airport, Series A, 1.60%, 7/1/13(a)                                                              2,000,000
     1,000,000   Montgomery County EDA for Riderwood Village Inc.,
                 1.70%, 3/1/34(a)                                                                                 1,000,000
                                                                                                       --------------------
                                                                                                                 21,845,000
                                                                                                       --------------------

                 MASSACHUSETTS -- 14.6%
     1,940,000   Massachusetts DFA for Bedford Notre Dame Health Care,
                 1.75%, 10/1/29(a)                                                                                1,940,000
     6,200,000   Massachusetts DFA for Briarwood Retirement, Series A,
                 1.68%, 1/1/35(a)                                                                                 6,200,000
       500,000   Massachusetts DFA for Jewish High School Project,
                 1.67% - 1.68%, 6/1/32(a)                                                                           500,000
       600,000   Massachusetts DFA for Ocean Spray Cranberry,
                 1.67%, 10/15/11(a)                                                                                 600,000
    10,669,000   Massachusetts DFA for Smith College, 1.66%, 7/1/24(a)                                           10,669,000
    10,000,000   Massachusetts GO, Series 97, 1.64%, 8/1/15(a)                                                   10,000,000
    24,250,000   Massachusetts GO, Series 97-B, 1.63%, 9/1/16(a)                                                 24,250,000
       135,000   Massachusetts HEFA for Becker College, Series A-2,
                 1.78%, 7/1/09(a)                                                                                   135,000
       100,000   Massachusetts HEFA for Berklee College of Music,
                 Series D, 1.59%, 10/1/27(a)                                                                        100,000
    10,000,000   Massachusetts HEFA for Harvard University,
                 1.50%, 1/1/24(a)                                                                                10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                    VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 MASSACHUSETTS -- (CONTINUED)
$   27,600,000   Massachusetts HEFA for Harvard University,
                 Series Y, 1.53%, 7/1/35(a)                                                            $         27,600,000
    10,000,000   Massachusetts HEFA for Massachusetts Institute of
                 Technology, Series J-2, 1.53%, 7/1/31(a)                                                        10,000,000
     5,300,000   Massachusetts HEFA for University of Massachusetts,
                 Series A, 1.62%, 11/1/30(a)                                                                      5,300,000
       600,000   Massachusetts HEFA for Wellesley College, Series E,
                 1.62%, 7/1/22(a)                                                                                   600,000
       200,000   Massachusetts HEFA for Williams College, Series E,
                 1.65%, 8/1/14(a)                                                                                   200,000
       300,000   Massachusetts HFA for Multifamily Housing,
                 1.65%, 1/15/10(a)                                                                                  300,000
       130,000   Massachusetts IFA for Lowell Mills Association,
                 Series 95, 1.78%, 12/1/20(a)                                                                       130,000
    10,900,000   Massachusetts WRA, Series 99-B, 1.60%, 8/1/28(a)                                                10,900,000
     5,200,000   Massachusetts WRA, Series B, 1.64%, 4/1/28(a)                                                    5,200,000
     2,600,000   Massachusetts WRA, Series C, 1.64%, 8/1/37(a)                                                    2,600,000
     1,100,000   Massachusetts WSR, Series A, 1.58% 11/1/24(a)                                                    1,100,000
                                                                                                       --------------------
                                                                                                                128,324,000
                                                                                                       --------------------

                 MICHIGAN -- 4.2%
    10,550,000   Detroit Sewage District Revenue, Series B,
                 1.57%, 7/1/23(a)                                                                                10,550,000
       200,000   Garden City Hospital Finance Authority, Series 96-A,
                 1.71%, 9/1/26(a)                                                                                   200,000
        95,000   Gaylord Hospital for Otsego Memorial Hospital,
                 1.69%, 12/1/26(a)                                                                                   95,000
     1,500,000   Jackson County EDC for Thrifty Leoni Inc.,
                 1.66% - 1.68%, 12/1/14(a)                                                                        1,500,000
       900,000   Jackson County EDC for Vista Grande Villa, Series A,
                 1.69%, 11/1/31(a)                                                                                  900,000
     5,200,000   Michigan HDA for Berrien Woods, Series A,
                 1.77%, 7/1/32(a)                                                                                 5,200,000
       250,000   Michigan HDA for Parks of Taylor Apt., Series A,
                 1.68%, 8/15/32(a)                                                                                  250,000
       700,000   Michigan HDA for Pine Ridge Obligation Ltd.,
                 1.67%, 10/1/07(a)                                                                                  700,000
       100,000   Michigan HDA for United Jewish Foundation,
                 1.68%, 6/1/25(a)                                                                                   100,000
       795,000   Michigan HDA, Series B, 1.66%, 4/1/19(a)                                                           795,000
     7,025,000   Michigan State University Revenue, Series A,
                 1.68%, 8/15/32(a)                                                                                7,025,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                    VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 MICHIGAN -- (CONTINUED)
$      400,000   Michigan Strategic Fund for Clark Retirement
                 Community, 1.68%, 6/1/31(a)                                                           $            400,000
     2,795,000   Michigan Strategic Fund for Haven Christian Services,
                 1.69%, 11/15/34(a)                                                                               2,795,000
     4,600,000   Michigan Strategic Fund for Henry Ford Museum Village,
                 1.70%, 12/1/33(a)                                                                                4,600,000
     1,040,000   Michigan Strategic Fund for Peachwood Center
                 Association, 1.67%, 6/1/16(a)                                                                    1,040,000
       400,000   Oakland University, 1.70%, 3/1/31(a)                                                               400,000
       600,000   Woodhaven Brownstown School District, Series B,
                 1.76%, 5/1/34(a)                                                                                   600,000
                                                                                                       --------------------
                                                                                                                 37,150,000
                                                                                                       --------------------

                 MINNESOTA -- 1.9%
       160,000   Andover Senior Housing for Presbyterian Homes,
                 1.68%, 11/15/33(a)                                                                                 160,000
       400,000   Arden Hills Housing HCF for Presbyterian Homes,
                 1.72%, 9/1/29(a)                                                                                   400,000
       327,000   Brooklyn Center for Brookdale Corp., Series II,
                 1.72%, 12/1/14(a)                                                                                  327,000
     4,329,000   Cohasset for Minnesota Power & Light,
                 1.67%, 6/1/13(a)                                                                                 4,329,000
       600,000   Cohasset for Minnesota Power & Light, Project A,
                 1.67%, 6/1/20(a)                                                                                   600,000
     2,220,000   Duluth Tax for Lake Superior Paper, 1.65%, 9/1/10(a)                                             2,220,000
       219,000   Hennepin County, Series B, 1.54%, 12/1/20(a)                                                       219,000
       497,000   Hennepin County, Series C, 1.54%, 12/1/10(a)                                                       497,000
       927,000   Mankato Multi-family Revenue for Highland Park,
                 1.72%, 5/1/27(a)                                                                                   927,000
       310,000   Mankato Revenue for Bethany Lutheran College,
                 1.72%, 11/1/15(a)                                                                                  310,000
     1,270,000   Minneapolis for Seven Corners, 1.64%, 11/1/31(a)                                                 1,270,000
     2,525,000   Minnesota HEFA for St. Olaf College, Series 5-H,
                 1.67%, 10/1/30(a)                                                                                2,525,000
       115,000   Minnesota HEFA for St. Olaf College, Series 5-M1,
                 1.67%, 10/1/32(a)                                                                                  115,000
       211,000   Regents University, Series A, 1.73%, 7/1/08(a)                                                     211,000
       180,000   Roseville Commercial Development for Berger Transfer &
                 Storage, 1.64%, 12/1/15(a)                                                                         180,000
     1,175,000   Roseville Private School Facility Revenue for
                 Northwestern College, 1.72%, 11/1/22(a)                                                          1,175,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                    VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 MINNESOTA -- (CONTINUED)
$       60,000   St. Louis Park Revenue for Catholic Finance Corp.,
                 1.71%, 10/1/25(a)                                                                     $             60,000
        70,000   St. Paul Housing & Redev. Authority District Heating
                 Revenue, 1.68%, 12/1/12(a)                                                                          70,000
       955,000   St. Paul Housing & Redev. Authority MHR for
                 Highland Ridge, 1.68%, 10/1/33(a)                                                                  955,000
                                                                                                       --------------------
                                                                                                                 16,550,000
                                                                                                       --------------------

                 MISSOURI -- 0.0%
       225,000   Platte County IDR for Platte Care Facility,
                 2.04%, 10/1/10(a)                                                                                  225,000
                                                                                                       --------------------

                 NEVADA -- 2.0%
    18,000,000   Carson City Tahoe Hospital Project, Series B,
                 1.67%, 9/1/33(a)                                                                                18,000,000
                                                                                                       --------------------

                 NEW HAMPSHIRE -- 0.4%
     3,160,000   New Hampshire HEFA for Exeter Hospital, Series B,
                 1.70%, 10/1/23(a)                                                                                3,160,000
                                                                                                       --------------------

                 NEW JERSEY -- 6.1%
     1,000,000   Atlantic County Pooled Government Loan Program,
                 1.65%, 7/1/26(a)                                                                                 1,000,000
       175,000   Jersey City IDA for Dixon Mills Apartments,
                 1.65%, 5/15/30(a)                                                                                  175,000
       700,000   New Jersey EDA for Bayonne Dock, 1.67%, 12/1/27(a)                                                 700,000
       305,000   New Jersey EDA for Church & Dwight,
                 1.66%, 12/1/08(a)                                                                                  305,000
       200,000   New Jersey EDA for Crowley Liner, 1.64%, 4/1/13(a)                                                 200,000
     7,150,000   New Jersey EDA for Foreign Trade, Series 98,
                 1.68%, 12/1/07(a)                                                                                7,150,000
     2,800,000   New Jersey EDA for Geriatric Services Housing Project,
                 1.64%, 11/1/31(a)                                                                                2,800,000
       500,000   New Jersey EDA for RJB Associates, ERN,
                 1.64%, 8/1/08(a)                                                                                   500,000
     2,900,000   New Jersey for Hospital Capital Asset, Series C,
                 1.59%, 7/1/35(a)                                                                                 2,900,000
     5,330,000   New Jersey Sports Authority Expo, Series C,
                 1.60%, 9/1/24(a)                                                                                 5,330,000
     1,150,000   New Jersey Turnpike Authority, Series 91-D,
                 1.63%, 1/1/18(a)                                                                                 1,150,000
    31,200,000   New Jersey Turnpike Authority, Series C-1,
                 1.64%, 1/1/24(a)                                                                                31,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                    VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 NEW JERSEY -- (CONTINUED)
$      315,000   Port Authority of New York & New Jersey Special
                 Obligation Revenue, 1.67%, 8/1/24(a)                                                  $            315,000
                                                                                                       --------------------
                                                                                                                 53,725,000
                                                                                                       --------------------

                 NEW YORK -- 13.8%
       970,000   Franklin County IDA Civic Facility for Trudeau Institute,
                 1.65%, 12/1/20(a)                                                                                  970,000
     2,600,000   Guilderland IDA for Eastern Industrial Park,
                 1.65%, 12/1/08(a)                                                                                2,600,000
     5,985,000   Long Island Power Authority Electric System Revenue,
                 Series 7-A, 1.58%, 4/1/25(a)                                                                     5,985,000
     3,400,000   New York City Cultural Revenue for Alvin Ailey
                 Dance Foundation, 1.59%,7/1/33(a)                                                                3,400,000
     4,000,000   New York City GO, Series A-2, 1.61%, 8/1/31(a)                                                   4,000,000
     4,000,000   New York City GO, Series A-4, 1.67%, 8/1/23(a)                                                   4,000,000
       500,000   New York City GO, Series A-5, 1.67%, 8/1/31(a)                                                     500,000
     2,000,000   New York City GO, Series A-8, 1.61%, 11/1/23(a)                                                  2,000,000
    28,350,000   New York City GO, Series C-4, 1.61%, 8/1/20(a)                                                  28,350,000
     8,850,000   New York City GO Series E-4, 1.67%, 8/1/21(a)                                                    8,850,000
     1,600,000   New York City GO, Series F-4, 1.67%, 2/15/20(a)                                                  1,600,000
     6,445,000   New York City GO, Series -h2, 1.61%, 8/1/10(a)                                                   6,445,000
    11,475,000   New York City HDC for Monterey, Series A,
                 1.63%,11/15/19(a)                                                                               11,475,000
     3,100,000   New York City IDA for American Civil Liberties,
                 1.65%, 6/1/12(a)                                                                                 3,100,000
     1,000,000   New York City IDA for Childrens Oncology Society,
                 1.66%, 5/1/21(a)                                                                                 1,000,000
    15,600,000   New York City LGAC, Series B, C, D & F,
                 1.57% - 1.64%, 4/1/25(a)                                                                        15,600,000
     5,050,000   New York City MWFA WSR, Series G,
                 1.64%, 6/15/24(a)                                                                                5,050,000
     2,300,000   New York City WSA Rev, 1.67%, 6/15/25(a)                                                         2,300,000
     6,400,000   New York State GO, Series A, 1.80%, 3/13/20(a)                                                   6,400,000
     2,010,000   New York State HFA for Bleecker Terrace Apt.,
                 1.70%, 7/1/15(a)                                                                                 2,010,000
     2,300,000   New York State HFA for Liberty View, Series A,
                 1.63%, 11/15/19(a)                                                                               2,300,000
     3,650,000   New York State HFA, Series C, 1.63%, 3/15/26(a)                                                  3,650,000
       400,000   Yonkers IDA Civic Facility for Consumers Union,
                 1.67%,7/1/21(a)                                                                                    400,000
                                                                                                       --------------------
                                                                                                                121,985,000
                                                                                                       --------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 NORTH CAROLINA -- 0.2%
$      700,000   North Carolina EFA for Cardinal Gibbons,
                 1.69%, 8/1/14(a)                                                                      $            700,000
     1,100,000   North Carolina Medical Care Community for Stanley
                 Total Living Center, 1.73%, 4/1/18(a)                                                            1,100,000
                                                                                                       --------------------
                                                                                                                  1,800,000
                                                                                                       --------------------

                 OHIO -- 5.8%
     4,400,000   Akron Bath Copley HDR for Summa Health System,
                 Series B, 1.69%, 11/1/34(a)                                                                      4,400,000
       200,000   Centerville Health for Bethany Lutheran,
                 1.71%, 5/1/08(a)                                                                                   200,000
     4,000,000   Cuyahoga County EDA for Cleveland Botanical Gardens,
                 1.71%, 7/1/31(a)                                                                                 4,000,000
     3,000,000   Cuyahoga County for Cleveland Health Education
                 Museum, 1.68%, 3/1/32(a)                                                                         3,000,000
       500,000   Cuyahoga County HCF for Devon Oaks,
                 1.67%, 2/1/34(a)                                                                                   500,000
     7,600,000   Evandale County IDR for SHV Realty, Inc.,
                 1.72%,9/1/15(a)                                                                                  7,600,000
    15,100,000   Franklin County Hospital Revenue for U.S. Health Corp.,
                 1.66%, 12/1/20(a)                                                                               15,100,000
       890,000   Franklin County Hospital Revenue for U.S. Health Corp.,
                 Series 96, 1.66%, 12/1/21(a)                                                                       890,000
       325,000   Greene County IDA for Fairview Extended Care, Series B,
                 1.65%, 1/1/11(a)                                                                                   325,000
     1,810,000   Hamilton County HRB, 1.65%, 1/1/22(a)                                                            1,810,000
     1,500,000   Licking County HCF, 1.67%, 11/1/33(a)                                                            1,500,000
       280,000   Lucas County for Toledo, 1.68%, 10/1/05(a)                                                         280,000
       100,000   Marion County Hospital Improvement, Pooled Lease
                 Program, 1.70%, 11/1/21(a)                                                                         100,000
     1,345,000   Middleburgh Heights for Southwest General Hospital,
                 1.71%, 8/15/22(a)                                                                                1,345,000
     7,100,000   Ohio Air Quality DAR for Columbus Southern, Series C,
                 1.69%, 12/1/38(a)                                                                                7,100,000
       100,000   Ohio Air Quality DAR for Ohio Edison, Series A,
                 1.67%, 2/1/14(a)                                                                                   100,000
     1,400,000   Ohio Higher EFA for Ashland University,
                 1.73%, 9/1/24(a)                                                                                 1,400,000
       900,000   Ohio WDA PCR for Cleveland Electric, Series B,
                 1.68%, 8/1/20(a)                                                                                   900,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 OHIO -- (CONTINUED)
$      500,000   Toledo City Services Special Assessment,
                 1.68%, 12/1/06(a)                                                                     $            500,000
                                                                                                       --------------------
                                                                                                                 51,050,000
                                                                                                       --------------------

                 OKLAHOMA -- 0.1%
       500,000   Oklahoma City for Christian College, 1.92%, 7/1/15(a)                                              500,000
                                                                                                       --------------------

                 OREGON -- 0.1%
       500,000   Portland MFH for South Park, 1.57%, 12/1/11(a)                                                     500,000
                                                                                                       --------------------

                 PENNSYLVANIA -- 7.5%
     1,050,000   Allegheny HDA for Dialysis Clinic, 1.69%, 12/1/19(a)                                             1,050,000
     1,765,000   Allegheny HDA for Presbyterian University Hospital,
                 1.68%, 3/1/18(a)                                                                                 1,765,000
       110,000   Blair County IDR for Village of Penn State, Series C,
                 1.60%, 1/1/11(a)                                                                                   110,000
     3,925,000   Bucks County IDA, 1.69%, 5/1/33(a)                                                               3,925,000
     3,400,000   Bucks County IDA, 1.72%, 7/1/15(a)                                                               3,400,000
       800,000   Chester County HEFA for Simpsons Meadows,
                 1.68%, 10/1/30(a)                                                                                  800,000
     1,450,000   Delaware County IDR for Sun, Inc., 1.69%, 11/1/33(a)                                             1,450,000
       100,000   Delaware Valley Finance Authority, Series A,
                 1.66%,12/1/17(a)                                                                                   100,000
     2,900,000   Delaware Valley Finance Authority, Series B,
                 1.66%, 12/1/20(a)                                                                                2,900,000
     1,000,000   Emmaus General Authority Revenue,
                 1.68%,12/1/28(a)                                                                                 1,000,000
    10,900,000   Emmaus General Authority Revenue, Series G-18,
                 1.70%, 3/1/24(a)                                                                                10,900,000
       625,000   Lancaster County HRB for Brethren Village,
                 1.73%,6/15/20(a)                                                                                   625,000
     2,385,000   Lawrence County for Villa Maria, 1.68%, 7/1/33(a)                                                2,385,000
     1,160,000   Lebanon County HCF for ECC Retirement Village,
                 1.73%, 10/15/25(a)                                                                               1,160,000
     3,300,000   Lehigh County IDA, 1.72%, 12/1/15(a)                                                             3,300,000
       200,000   Montgomery County for Forge Gate Apartments,
                 Series A, 1.62%, 8/15/31(a)                                                                        200,000
     1,855,000   Montgomery County for Higher Ed. William Penn
                 Charter, 1.72%, 9/15/31(a)                                                                       1,855,000
    14,200,000   North Hampton County IDA for First Mortgage
                 Kirkland Vilalge, 1.67%, 11/1/30(a)                                                             14,200,000
     1,000,000   Philadelphia Housing Revenue Authority, Series A,
                 1.73%, 6/1/25(a)                                                                                 1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 PENNSYLVANIA -- (CONTINUED)
$    4,110,000   Philadelphia IDR for Fox Chase Cancer Center Project,
                 1.68%, 7/1/25(a)                                                                      $          4,110,000
     1,600,000   Quakertown HDA for Hospital Group, 1.66%, 7/1/05(a)                                              1,600,000
     3,185,000   Schuylkill County IDA for Northeastern Power,
                 11.68%, 2/1/22(a)                                                                                3,185,000
       770,000   Scranton-Lackawanna HWA for University of Scranton,
                 1.60%, 5/1/18(a)                                                                                   770,000
     4,015,000   Wilkens Area IDA for Fairview Extended Care, Series B,
                 1.68%, 1/1/21(a)                                                                                 4,015,000
                                                                                                       --------------------
                                                                                                                 65,805,000
                                                                                                       --------------------

                 PUERTO RICO -- 2.5%
    21,100,000   Puerto Rico Commonwealth TRAN,
                 3.00%, 7/29/05(b)                                                                               21,284,529
       195,000   Puerto Rico Government Development Bank,
                 1.58%, 12/1/15(b)                                                                                  195,000
       244,000   Puerto Rico Highway & Transportation Authority,
                 Series A, 1.63%, 7/1/28(b)                                                                         244,000
                                                                                                       --------------------
                                                                                                                 21,723,529
                                                                                                       --------------------

                 TENNESSEE -- 0.3%
       695,000   Chattanooga IDA for Baylor School,
                 1.68%, 11/1/16(a)                                                                                  695,000
     1,770,000   Metropolitan Government Nashville & Davidson
                 County IDA for YMCA, 1.69%, 12/1/18(a)                                                           1,770,000
                                                                                                       --------------------
                                                                                                                  2,465,000
                                                                                                       --------------------

                 TEXAS -- 1.5%
    13,200,000   Harris County IDA for Baytank Houston, Inc.,
                 1.68%, 2/1/20(a)                                                                                13,200,000
                                                                                                       --------------------

                 UTAH -- 0.2%
     2,000,000   Utah Transit Authority Sales Tax Revenue, Series B,
                 1.65%, 9/1/32(a)                                                                                 2,000,000
                                                                                                       --------------------

                 VIRGINIA -- 1.9%
       800,000   Alexandria County IDA Pooled Loan, Series A,
                 1.69%, 7/1/26(a)                                                                                   800,000
       560,000   Alexandria Redev. HFA for Residential Care, Series B,
                 1.66%, 10/1/06(a)                                                                                  560,000
     6,050,000   Arlington County Virginia Rev for Ballston Public
                 Parking, 1.57%, 8/1/17(a)                                                                        6,050,000
       700,000   Chesapeake County IDA for Cheaspeake General
                 Hospital, Series B, 1.68%, 7/1/31(a)                                                               700,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 VIRGINIA -- (CONTINUED)
$      675,000   Hampton County MFH for Avalon Apartments,
                 1.65%, 6/15/26(a)                                                                     $            675,000
       660,000   Hampton County MFH for Shoreline Apartments,
                 1.68%, 12/1/19(a)                                                                                  660,000
       535,000   Hanover County IDA for Covenent Woods,
                 1.70%, 7/1/29(a)                                                                                   535,000
       650,000   Henrico County EDA for Westminster Centerbury,
                 Series B, 1.66% - 1.68%, 7/1/08(a)                                                                 650,000
       550,000   James City & County IDA for Chambrel,
                 1.68%, 11/15/32(a)                                                                                 550,000
       400,000   Norfolk IDR for Hospital Facilities-Children,
                 1.69%, 6/1/20(a)                                                                                   400,000
     1,550,000   Peninsula Port Authority for Dominion Terminal,
                 1.64% - 1.68%, 7/1/16(a)                                                                         1,550,000
     2,230,000   Roanoke IDA for Carilion Health Systems, Series-B,
                 1.68%, 7/1/27(a)                                                                                 2,230,000
     1,100,000   University of Virginia, Series A, 1.65%, 6/1/34(a)                                               1,100,000
                                                                                                       --------------------
                                                                                                                 16,460,000
                                                                                                       --------------------
                 TOTAL INVESTMENTS (COST* $872,862,464)                                         99.1%  $        872,862,464
                 COMPREHENSIVE MANAGEMENT FEES PAYABLE                                           0.0                 (8,000)
                 DISTRIBUTION (12b-1) FEES PAYABLE                                               0.0                 (1,549)
                 OTHER ASSETS                                                                    0.9              8,118,406
                                                                                               -----   --------------------
                 NET ASSETS                                                                    100.0%  $        880,971,321
                                                                                               =====   ====================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS
                 BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND
                 EQUIVALENT TO THE NET ASSETS OF EACH CLASS:

                 280,928,582 SHARES CLASS R                                                            $               1.00
                                                                                                       ====================

                 28,764,263 SHARES CLASS TREASURER'S TRUST                                             $               1.00
                                                                                                       ====================

                 100 SHARES CLASS 75                                                                   $               1.00
                                                                                                       ====================

                 1,710,566 SHARES CLASS 70                                                             $               1.00
                                                                                                       ====================

                 10,087 SHARES CLASS 45                                                                $               1.00
                                                                                                       ====================

                 16,012,777 SHARES CLASS 25                                                            $               1.00
                                                                                                       ====================

                 101,840 SHARES CLASS 15                                                               $               1.00
                                                                                                       ====================

                 553,443,106 SHARES CLASS 8                                                            $               1.00
                                                                                                       ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST - CALIFORNIA TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS - NOVEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- 99.6%

                 CALIFORNIA -- 95.3%
$      485,000   Alameda Contra Costa Capital Improvements, Series A,
                 1.70%, 6/1/22(a)                                                                      $            485,000
       495,000   Alameda Contra Costa Capital Improvements, Series F,
                 1.75%, 8/1/23(a)                                                                                   495,000
     3,720,000   California Infrastructure & Economic Development,
                 Series A, 1.68%, 9/1/28(a)                                                                       3,720,000
     1,200,000   California Pollution Control Finance Auth,
                 1.67%, 11/1/26(a)                                                                                1,200,000
       870,000   California School Facilities for Capital Improvements,
                 Series C, 1.64%, 7/1/22(a)                                                                         870,000
     1,100,000   California Statewide CDA for Biola University,
                 Series B, 1.66%, 10/1/32(a)                                                                      1,100,000
     3,100,000   California Statewide CDA for Covenant Retirement
                 Community, 1.65%, 12/1/25(a)                                                                     3,100,000
     3,000,000   California Statewide CDA for Early Education
                 Community Center COP, 1.67%, 9/1/31(a)                                                           3,000,000
     1,200,000   California Statewide CDA for House Ear Institute COP,
                 1.66%, 12/1/18(a)                                                                                1,200,000
     4,600,000   California Water Department Reserve Powersupply,
                 Series B-4, 1.62%, 5/1/22(a)                                                                     4,600,000
     2,150,000   California Water Department Reserve Powersupply,
                 Series B-6, 1.64%, 5/1/22(a)                                                                     2,150,000
     3,748,000   California Water Department Reserve Powersupply,
                 Series C-15, 1.63%, 5/1/22(a)                                                                    3,748,000
     2,500,000   California Water Department Reserve Powersupply,
                 Series D-19 1.60%, 5/1/22(a)                                                                     2,500,000
     2,175,000   Chula Vista Charter City for Home Depot, Inc.,
                 1.63%, 12/1/10(a)                                                                                2,175,000
     1,800,000   Contra Costa County MFH for Delta Square Apt.,
                 1.65%, 10/15/29(a)                                                                               1,800,000
     2,500,000   Elsinore Valley for Water District COP, Series A,
                 1.63%, 7/1/29(a)                                                                                 2,500,000
     1,000,000   Fremont for Family Resource Center, Series 88,
                 1.67%, 8/1/30(a)                                                                                 1,000,000
     1,400,000   Fremont for Family Resource Center, Series 98,
                 1.67%, 8/1/28(a)                                                                                 1,400,000
     2,000,000   Fresno Sewer & Water, Series A, 1.63%, 9/1/25(a)                                                 2,000,000
     4,429,000   Irvine Improvement Bond Act of 1915 Assessment
                 District 00-18, 1.63%, 9/2/26(a)                                                                 4,429,000
     2,800,000   Irvine Improvement Bond Act of 1915 Assessment
                 District 85-7, 1.66%, 9/2/11(a)                                                                  2,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS --  (CONTINUED)

                 CALIFORNIA -- (CONTINUED)
$    1,900,000   Irvine Improvement Bond Act of 1915 Assessment
                 District 94-13, 1.66%, 9/2/22(a)                                                      $          1,900,000
       600,000   Irvine Ranch Water District Capital Improvements,
                 1.64%, 8/1/16(a)                                                                                   600,000
     2,100,000   Irvine Ranch Water District, Series A,
                 1.64%, 10/1/10(a)                                                                                2,100,000
     2,500,000   Irvine Ranch Water District, Series B,
                 1.74%, 10/1/09(a)                                                                                2,500,000
     1,100,000   Los Angeles MFHR for Malibu Meadow Project,
                 Series 91-A, 1.65%, 4/15/28(a)                                                                   1,100,000
     2,200,000   Orange County HDC for Capistrano Pointe, Series A,
                 1.65%, 12/1/29(a)                                                                                2,200,000
       800,000   Orange County HDC for Florence Crittendoc Services,
                 1.63%, 3/1/16(a)                                                                                   800,000
     4,351,000   Orange County HDC for Niguel Summit Ser B ,
                 1.57%, 11/2/09(a)                                                                                4,351,000
       900,000   Orange County HDC for the Lakes Project, Series A,
                 1.65%, 12/1/06(a)                                                                                  900,000
       500,000   Orange County HDC for Trabuco Woods,
                 1.65%, 11/15/28(a)                                                                                 500,000
     1,300,000   Orange County MFH for Heritage, 1.63%, 5/1/22(a)                                                 1,300,000
     4,200,000   Orange County Sanitation Authority, 1.62%, 8/1/13(a)                                             4,200,000
     1,700,000   Redlands USD for School Facility, 1.62%, 9/1/34(a)                                               1,700,000
     3,400,000   Riverside CFD, Special Tax 88-4, 1.66%, 9/1/14(a)                                                3,400,000
       400,000   Riverside County for Tyler Spring Apartments, Series C,
                 1.65%, 1/15/27(a)                                                                                  400,000
     4,000,000   San Francisco Community Facilities for District 4,
                 1.67%, 8/1/31(a)                                                                                 4,000,000
     2,700,000   San Francisco MFHR for Filmore Center, Series B-1,
                 1.69%, 12/1/17(a)                                                                                2,700,000
       800,000   San Leandro MFHR, 1.63%, 7/15/18(a)                                                                800,000
     1,458,868   Santa Ana USD, 1.65%, 7/1/15(a)                                                                  1,458,868
     3,600,000   Stockton HCF for Dameron Hosp., Series A,
                 1.63%, 12/1/32(a)                                                                                3,600,000
     3,000,000   Turlock Irrigation District for Transportation, Series A,
                 1.65%, 1/1/31(a)                                                                                 3,000,000
                                                                                                       --------------------
                                                                                                                 89,781,868
                                                                                                       --------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS --  (CONTINUED)

                 PUERTO RICO -- 4.3%
$    4,000,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                      $          4,034,981
                                                                                                       --------------------
                 TOTAL INVESTMENTS (COST* $93,816,849)                                          99.6%            93,816,849
                 COMPREHENSIVE MANAGEMENT FEES PAYABLE                                           0.0                 (2,065)
                 DISTRIBUTION (12b-1) FEES PAYABLE                                               0.0                   (516)
                 OTHER ASSETS                                                                    0.4                397,810
                                                                                               -----   --------------------
                 NET ASSETS                                                                    100.0%  $         94,212,078
                                                                                               =====   ====================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                 PER SHARE, BASED ON 94,212,078 SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING.                                                $               1.00
                                                                                                       ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- CONNECTICUT TAX-EXEMPT FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- 92.2%

                 CONNECTICUT -- 82.2%
$      900,000   Connecticut DAR for Independent Living,
                 1.65%, 7/1/15(a)                                                                      $            900,000
       930,000   Connecticut DAR for Pierce Memorial Baptist,
                 1.62%, 10/1/28(a)                                                                                  930,000
     1,800,000   Connecticut HEFA for Hotchkiss School, Series A,
                 1.64%, 7/1/30(a)                                                                                 1,800,000
       900,000   Connecticut HEFA for Klingberg Family Center,
                 1.67%, 7/1/32(a)                                                                                   900,000
     1,700,000   Connecticut HEFA for Raphael Hospital, Series J,
                 1.65%, 7/1/22(a)                                                                                 1,700,000
       115,000   Connecticut HEFA for United Methodist Homes,
                 Series A, 1.66%, 7/1/31(a)                                                                         115,000
       500,000   Connecticut HEFA for Yale University, Series V-2,
                 1.72%, 7/1/36(a)                                                                                   500,000
       200,000   Connecticut HEFA for Yale University, Series X-3,
                 1.60%, 7/1/37(a)                                                                                   200,000
       300,000   Connecticut HFA, Sub Series 4, 1.60%, 11/15/34(a)                                                  300,000
       485,000   Connecticut HFA, Sub Series D-3, 1.60%, 5/15/18(a)                                                 485,000
       900,000   Connecticut Special Tax Obligation for Transportation
                 Infrastructure, 1.70%, 9/1/20(a)                                                                   900,000
     1,600,000   Connecticut State GO, Series 1-A, 1.73%, 2/15/21(a)                                              1,600,000
       900,000   Connecticut State GO, Series 97-B, 1.60%, 5/15/14(a)                                               900,000
     1,800,000   Hartford Redev. Agency MHR for Underwood Towers
                 Project, 1.66%, 6/1/20(a)                                                                        1,800,000
       900,000   New Canaan Housing Authority for Village at Waveny
                 Care Center, 1.65%, 1/1/22(a)                                                                      900,000
     1,635,000   Shelton County HFA for Crosby Commons Project,
                 1.71%, 1/1/31(a)                                                                                 1,635,000
                                                                                                       --------------------
                                                                                                                 15,565,000
                                                                                                       --------------------

                 PUERTO RICO -- 10.0%
     1,008,745   Puerto Rico Highway & Transportation Authority,
                 3.00%, 7/29/5(b)                                                                                 1,008,745
       900,000   Puerto Rico Government Development Bank,
                 1.58%, 12/1/15(b)                                                                                  900,000
                                                                                                       --------------------
                                                                                                                  1,908,745
                                                                                                       --------------------

                 TOTAL INVESTMENTS (COST* $17,473,745)                                         92.2%             17,473,745
                 OTHER ASSETS, LESS LIABILITIES                                                 7.8               1,470,006
                                                                                              -----    --------------------
                 NET ASSETS                                                                   100.0%   $         18,943,751
                                                                                              =====    ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- CONNECTICUT TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2004 (UNAUDITED)

                 ASSETS
                 Investments in securities, at value (Cost $17,473,745)                                $         17,473,745
                 Cash                                                                                             1,446,753
                 Interest receivable                                                                                 25,873
                                                                                                       --------------------

                 Total Assets                                                                                    18,946,371
                                                                                                       --------------------

                 LIABILITIES
                 Comprehensive management fees payable                                                                 2096
                 Distribution (12b-1) fees payable                                                                      524
                                                                                                       --------------------

                 Total Liabilities                                                                                    2,620
                                                                                                       --------------------

                 NET ASSETS                                                                            $         18,943,751
                                                                                                       ====================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 18,943,751 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING                                                           $               1.00
                                                                                                       ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST -- FLORIDA TAX EXEMPT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- 99.4%

$    2,000,000   Alachua County HFA for Oak Hammock University,
                 1.67%, 10/1/32(a)                                                                     $          2,000,000
     1,800,000   Broward County HFA for Jacaranda Village Apartments,
                 1.69%, 9/1/22(a)                                                                                 1,800,000
     1,600,000   Broward County HFA for Margate Project,
                 1.69%, 11/1/05(a)                                                                                1,600,000
     2,000,000   Broward County Florida Educational Facs Auth, City
                 College Project, 1.67%, 11/1/31(a)                                                               2,000,000
     2,000,000   Capital Finance Authority for Glenride Palmer Ranch,
                 1.67%, 6/1/12(a)                                                                                 2,000,000
     1,400,000   Collier County for Clevland Health Clinic,
                 1.67%, 1/1/35(a)                                                                                 1,400,000
     1,625,000   Dade County IDA for Dolphins Stadium, Series C,
                 1.67%, 1/1/16(a)                                                                                 1,625,000
       800,000   Dade County IDA for Florida Power & Light,
                 1.69%, 06/1/21(a)                                                                                  800,000
     1,800,000   Dade County Water Service, 1.64%, 10/5/22(a)                                                     1,800,000
     1,200,000   Duval County HFA for Lighthouse Bay Apartments,
                 1.68%, 12/1/32(a)                                                                                1,200,000
     1,800,000   Florida HFA for Kings Colony, 1.73%, 8/1/06(a)                                                   1,800,000
       900,000   Florida HFA for River Oaks, Series 85-TT,
                 1.68%, 12/1/29(a)                                                                                  900,000
     1,000,000   Florida Housing Finance Corp for Reflections, Series 5,
                 1.68%, 7/1/31(a)                                                                                 1,000,000
       500,000   Florida State Municipal Power for Stanton Project,
                 1.67%, 10/1/19(a)                                                                                  500,000
     2,000,000   Jacksonville Florida Dist Energy System Ser A,
                 1.62%, 10/1/34(a)                                                                                2,000,000
     1,500,000   Lakeland County Energy System Revenue,
                 1.66%, 10/1/37(a)                                                                                1,500,000
     1,385,000   Lee County IDA for Bonita Community Health
                 Services, Series A, 1.69%, 12/1/29(a)                                                            1,385,000
       270,000   Lee County IDA HFA for Cypress Cove Healthpark,
                 Series B, 1.71%, 10/1/07(a)                                                                        270,000
       500,000   Manatee County PCR for Florida Power & Light,
                 1.70%, 9/1/24(a)                                                                                   500,000
     1,300,000   Orange County YMCA, Series A, 1.74%, 5/1/27(a)                                                   1,300,000
     1,700,000   Palm Beach County for Raymond F Kravis Center
                 Project, 1.65%, 7/1/32(a)                                                                        1,700,000
     3,200,000   Palm Beach County for School Board, Series B,
                 1.65%, 8/1/27 (a)                                                                                3,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

$      500,000   Palm Beach County for Norton Gallery School of Art,
                 1.67%, 5/1/30(a)                                                                      $            500,000
     1,500,000   Palm Beach County for Morse Obligation Group,
                 1.70%, 5/1/33(a)                                                                                 1,500,000
     1,100,000   Pinellas County HFA, 1.68%, 11/1/15(a)                                                           1,100,000
     1,800,000   Pinellas County MFH for Foxbridge Apartments Series A,
                 1.63%, 6/15/25(a)                                                                                1,800,000
     1,050,000   Pinellas County Florida Health Facs Auth - Pooled Hosp
                 Ser 85, 1.67%, 12/1/15(a)                                                                        1,050,000
     2,000,000   Port Orange for Palmer College, 1.67%, 10/1/32(a)                                                2,000,000
       580,000   Putnam County Dev. Authority PCR for Florida Power &
                 Light, 1.70%, 9/1/24(a)                                                                            580,000
       200,000   Seminole County IDA HCF for Florida Living Nursing,
                 1.87%, 2/1/11(a)                                                                                   200,000
     1,400,000   University of Florida Athletic Association Stadium Project,
                 1.74%, 2/1/20                                                                                    1,400,000
       400,000   University of North Florida Capital Improvements Project,
                 1.73%, 11/1/24(a)                                                                                  400,000
       700,000   Volusia County IDR for Easter Seal Society of Volusia,
                 1.78%, 9/1/21(a)                                                                                   700,000
                                                                                                       --------------------

                 TOTAL INVESTMENTS (COST* $43,510,000)                                          99.4%            43,510,000
                 COMPREHENSIVE MANAGEMENT FEES PAYABLE                                           0.0                 (4,924)
                 DISTRIBUTION (12b-1) FEES PAYABLE                                               0.0                 (1,231)
                 OTHER ASSETS                                                                    0.6                282,029
                                                                                               -----   --------------------
                 NET ASSETS                                                                    100.0%  $         43,785,874
                                                                                               =====   ====================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                 PER SHARE, BASED ON 43,785,874 SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING.                                                $               1.00
                                                                                                       ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- MASSACHUSETTS TAX-EXEMPT FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- 84.9%

                 MASSACHUSETTS -- 79.8%
$      500,000   Massachusetts DFA for Bedford Notre Dame Health Care,
                 1.75%, 10/1/29(a)                                                                     $            500,000
       500,000   Massachusetts DFA for Jewish High School Project,
                 1.64%, 6/1/32(a)                                                                                   500,000
       500,000   Massachusetts DFA for Smith College, 1.66%, 7/1/24(a)                                              500,000
       600,000   Massachusetts DFA IDR for Ocean Spray Cranberry,
                 1.67%, 10/15/11(a)                                                                                 600,000
       550,000   Massachusetts GO, Series 97-B, 1.63%, 9/1/16(a)                                                    550,000
       700,000   Massachusetts HEFA for Berklee College of Music,
                 Series B, 1.59%, 10/1/27(a)                                                                        700,000
       800,000   Massachusetts HEFA for Cap Asset Program, Series E,
                 1.68%, 1/1/35(a)                                                                                   800,000
       800,000   Massachusetts HEFA for Harvard University, Series Y,
                 1.53%, 7/1/35(a)                                                                                   800,000
       800,000   Massachusetts HEFA for MIT, Series J-2, 1.53%, 7/1/31(a)                                           800,000
       500,000   Massachusetts HEFA for University of Massachusetts,
                 Series A, 1.62%, 11/1/30(a)                                                                        500,000
       500,000   Massachusetts HEFA for Wellesley College, Series E,
                 1.62%, 7/1/22(a)                                                                                   500,000
       800,000   Massachusetts HEFA for Williams College, Series E,
                 1.65%, 8/1/14(a)                                                                                   800,000
       800,000   Massachusetts HFA for Multifamily Housing,
                 1.65%, 1/15/10(a)                                                                                  800,000
       800,000   Massachusetts IFA for Lowell Mills Association, Series 95,
                 1.78%, 12/1/20(a)                                                                                  800,000
       500,000   Massachusetts WRA, Series 99-B, 1.60%, 8/1/28(a)                                                   500,000
       400,000   Massachusetts WRA, Series B, 1.60%, 4/1/28(a)                                                      400,000
       800,000   Massachusetts WRA, Series C, 1.64%, 8/1/37(a)                                                      800,000
     1,000,000   Massachusetts WRA, Series D, 1.68%, 8/1/17(a)                                                    1,000,000
       600,000   Massachusetts WSR, Series A, 1.58% 11/1/24(a)                                                      600,000
                                                                                                       --------------------
                                                                                                                 12,450,000
                                                                                                       --------------------

                 PUERTO RICO -- 5.1%
       800,000   Puerto Rico Highway & Transportation Authority,
                 3.00%, 7/29/5(b)                                                                                   806,996
                                                                                                       --------------------

                 TOTAL INVESTMENTS (COST* $13,256,996)                                          84.9%            13,256,996
                 OTHER ASSETS, LESS LIABILITIES                                                 15.1              2,353,787
                                                                                               -----   --------------------
                 NET ASSETS                                                                    100.0%  $         15,610,783
                                                                                               =====   ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- MASSACHUSETTS TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2004 (UNAUDITED)

                 ASSETS
                 Investments in securities, at value (Cost $13,256,996)                                $         13,256,996
                 Cash                                                                                             2,332,383
                 Interest receivable                                                                                 23,596
                                                                                                       --------------------

                 Total Assets                                                                                    15,612,975
                                                                                                       --------------------

                 LIABILITIES
                 Comprehensive management fees payable                                                                1,754
                 Distribution (12b-1) fees payable                                                                      438
                                                                                                       --------------------
                 Total Liabilities                                                                                    2,192
                                                                                                       --------------------

                 NET ASSETS                                                                            $         15,610,783
                                                                                                       ====================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED
                 ON 15,610,783 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                 OUTSTANDING                                                                           $               1.00
                                                                                                       ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- MICHIGAN TAX-EXEMPT FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- 93.5%

                 MICHIGAN -- 80.9%
$      753,000   Detroit EDC for Water Front Reclamation, Series A,
                 1.69%, 5/1/09(a)                                                                      $            753,000
       125,000   Detroit EDC for Water Front Reclamation, Series C,
                 1.84%, 5/1/09(a)                                                                                   125,000
       400,000   Garden City Hospital Finance Authority, Series 96-A,
                 1.71%, 9/1/26(a)                                                                                   400,000
       400,000   Jackson County for Vista Grande Villa, Series A,
                 1.69%, 11/1/31(a)                                                                                  400,000
       750,000   Michigan HDA for Berrien Woods, Series A,
                 1.77%, 7/1/32(a)                                                                                   750,000
       750,000   Michigan HDA for Parks of Taylor Apt., Series A,
                 1.68%, 8/15/32(a)                                                                                  750,000
       400,000   Michigan HDA for Pine Ridge Ltd., 1.67%, 10/1/07(a)                                                400,000
       400,000   Michigan HDA, Series B, 1.66%, 4/1/19(a)                                                           400,000
       425,000   Michigan State University Revenue, Series A,
                 1.68%, 8/15/32(a)                                                                                  425,000
       400,000   Michigan Strategic Fund for Haven Christian Services,
                 1.69%, 11/15/34(a)                                                                                 400,000
       800,000   Michigan Strategic Fund for Henry Ford Museum Village,
                 1.70%, 12/1/33(a)                                                                                  800,000
       700,000   Michigan Strategic Fund for Peachwood Center Association,
                 1.67%, 6/1/16(a)                                                                                   700,000
       400,000   Oakland University, 1.70%, 3/1/31(a)                                                               400,000
       400,000   Woodhaven Brownstown School District GO, Series B,
                 1.50%, 5/1/34(b)                                                                                   400,000
                                                                                                       --------------------
                                                                                                                  7,103,000
                                                                                                       --------------------

                 PUERTO RICO -- 12.6%
       300,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                                   302,623
       400,000   Puerto Rico Government Development Bank,
                 1.58%, 12/1/15(a)                                                                                  400,000
       400,000   Puerto Rico Highway & Transportation Authority, Series A,
                 1.63%, 7/1/28(b)                                                                                   400,000
                                                                                                       --------------------
                                                                                                                  1,102,623
                                                                                                       --------------------

                 TOTAL INVESTMENTS (COST* $8,205,623)                                           93.5%             8,205,623
                 OTHER ASSETS, LESS LIABILITIES                                                  6.5                567,721
                                                                                        ------------   --------------------
                 NET ASSETS                                                                    100.0%  $          8,773,344
                                                                                        ============   ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- MICHIGAN TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2004 (UNAUDITED)

                 ASSETS
                 Investments in securities, at value (Cost $8,205,623)                                 $          8,205,623
                 Cash                                                                                               557,594
                 Interest receivable                                                                                 11,357
                                                                                                       --------------------

                 Total Assets                                                                                     8,774,574
                                                                                                       --------------------

                 LIABILITIES
                 Comprehensive management fees payable                                                                  984
                 Distribution (12b-1) fees payable                                                                      246
                 Total Liabilities                                                                                    1,230
                                                                                                       --------------------

                 NET ASSETS                                                                            $          8,773,344
                                                                                                       ====================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED
                 ON 8,773,344 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                 OUTSTANDING                                                                           $               1.00
                                                                                                       ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- NEW JERSEY TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- 96.2%

                 NEW JERSEY -- 91.2%
$    2,250,000   Atlantic County Pooled Government Loan Program,
                 1.65%, 7/1/26(a)                                                                      $          2,250,000
       500,000   Essex County Improvement Authority for the Children's
                 Institute, 1.74%, 2/1/20(a)                                                                        500,000
     2,400,000   Jersey City IDA for Dixon Mills Apartments,
                 1.65%, 5/15/30(a)                                                                                2,400,000
     4,800,000   New Jersey EDA for Bayonne Dock, 1.67%, 12/1/27(a)                                               4,800,000
       400,000   New Jersey EDA for Catholic Community Services,
                 1.74%, 11/1/13(a)                                                                                  400,000
     2,200,000   New Jersey EDA for Church & Dwight, 1.66%, 12/1/08(a)                                            2,200,000
     2,000,000   New Jersey EDA for Crowley Liner, 1.64%, 4/1/13(a)                                               2,000,000
       880,000   New Jersey EDA for Economic Growth, Series F,
                 1.68%, 8/1/14(a)                                                                                   880,000
     2,400,000   New Jersey EDA for Foreign Trade, Series 98,
                 1.68%, 12/1/07(a)                                                                                2,400,000
     2,000,000   New Jersey EDA for Geriatrics Housing Services
                 Series P-J, 1.64%, 1/1/31(a)                                                                     2,000,000
     2,050,000   New Jersey EDA for International Drive Partners,
                 1.62%, 9/1/05(a)                                                                                 2,050,000
     2,355,000   New Jersey EDA for Princeton University, Series B,
                 1.72%, 7/1/21(a)                                                                                 2,355,000
     2,000,000   New Jersey EDA for RJB Associates, ERN,
                 1.64%, 8/1/08(a)                                                                                 2,000,000
     2,500,000   New Jersey EDA for US Golf Association,
                 1.64%, 5/1/23(a)                                                                                 2,500,000
     2,100,000   New Jersey HCF Financing Authority Revenue,
                 Series B, 1.59%, 7/1/35(a)                                                                       2,100,000
     1,400,000   New Jersey HCF for Community Hospital Group,
                 Series A-1, 1.64%, 7/1/20(a)                                                                     1,400,000
     2,045,000   New Jersey Sports Authority Expo, Series C,
                 1.60%, 9/1/24(a)                                                                                 2,045,000
     4,500,000   New Jersey Turnpike Authority, Series 91-D,
                 1.63%, 1/1/18(a)                                                                                 4,500,000
     4,500,000   New Jersey Turnpike Authority, Series C-1,
                 1.64%, 1/1/24(a)                                                                                 4,500,000
     2,400,000   Port Authority of New York & New Jersey Special
                 Obligation Revenue, 1.67%, 8/1/24(a)                                                             2,400,000
                                                                                                       --------------------
                                                                                                                 45,680,000
                                                                                                       --------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 PUERTO RICO -- 5.0%
$    2,500,000   Puerto Rico Commonwealth TRAN 3.00%, 7/29/05(b)                                       $          2,521,956
                                                                                                       --------------------

                 TOTAL INVESTMENTS (COST* $48,201,956)                                          96.2%            48,201,956
                 COMPREHENSIVE MANAGEMENT FEES PAYABLE                                           0.0                 (5,591)
                 DISTRIBUTION (12b-1) FEES PAYABLE                                               0.0                 (1,398)
                 OTHER ASSETS                                                                    3.8              1,896,174
                                                                                               -----   --------------------
                 NET ASSETS                                                                    100.0%  $         50,091,141
                                                                                               =====   ====================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE, BASED ON 50,091,141 SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING                                                 $               1.00
                                                                                                       ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                RESERVE TAX-EXEMPT TRUST -- OHIO TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- 102.2%

                 OHIO -- 98.1%
$      600,000   Akron Bath Copley HDR for Summa Health System,
                 Series B, 1.69%, 11/1/34(a)                                                           $            600,000
       375,000   Allen County HCF for Mennonite Home, 1.69%, 2/1/18(a)                                              375,000
     1,000,000   Butler County HCF for Lifesphere, 1.68%, 5/1/27(a)                                               1,000,000
       500,000   Centerville HCR for Bethany Lutheran, 1.71%, 5/1/08(a)                                             500,000
     1,000,000   Cleveland Airport Systems Revenue, Series C,
                 1.65%, 1/1/31(a)                                                                                 1,000,000
       500,000   Cleveland Income Tax Revenue, 1.60%, 5/15/24(a)                                                    500,000
       500,000   Clinton County for Wilmington Airport, 1.68%, 6/1/11(a)                                            500,000
       550,000   Cuyahoga County for S&R Playhouse, 1.75%, 12/1/09(a)                                               550,000
       500,000   Cuyahoga County HCF for Devon Oaks, 1.67%, 2/1/34(a)                                               500,000
       500,000   Cuyahoga County HRB EDA for Cleveland Botanical
                 Gardens, 1.71%, 7/1/31(a)                                                                          500,000
       600,000   Evandale County IDR for SHV Realty Inc.,
                 1.72%, 9/1/15(a)                                                                                   600,000
       300,000   Franklin County Hospital Revenue for U.S. Health
                 Corp., Series A, 1.66%, 12/1/21(a)                                                                 300,000
       600,000   Franklin County Hospital Revenue for U.S. Health
                 Corp., Series B, 1.66%, 12/1/20(a)                                                                 600,000
       100,000   Franklin County MFR for Housing Network,
                 1.69%, 12/1/20(a)                                                                                  100,000
       500,000   Greene County IDA for Fairview, Series B,
                 1.65%, 1/1/11(a)                                                                                   500,000
       500,000   Hamilton County HRB for Alliance Health, Series A,
                 1.60%, 1/1/18(a)                                                                                   500,000
       100,000   Indian Hill EDA for Cincinnati Country Day School,
                 1.77%, 5/1/19(a)                                                                                   100,000
       500,000   Licking County HCF, 1.67%, 11/1/33(a)                                                              500,000
       350,000   Middleburg Heights HR for Southwest General Hospital,
                 1.71%, 8/15/22(a)                                                                                  350,000
       400,000   Ohio Air Quality DAR for Columbus Southern, Series C,
                 1.69%, 12/1/38(a)                                                                                  400,000
       300,000   Ohio Air Quality DAR PCR for Ohio Edison, Series C,
                 1.68%, 6/1/23(a)                                                                                   300,000
       600,000   Ohio State Higher Educational Facility Reenue for
                 Ashland Univ. 1.73%, 9/1/24(a)                                                                     600,000
       500,000   Ohio WDA PCR for Cleveland Electric, Series B,
                 1.68%, 8/1/20(a)                                                                                   500,000
       500,000   Toledo City Services Special Assessment,
                 1.68%, 12/1/06(a)                                                                                  500,000
                                                                                                       --------------------
                                                                                                                 11,875,000
                                                                                                       --------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 PUERTO RICO -- 4.1%
$      500,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                      $            504,372
                                                                                                       --------------------
                                                                                                                    504,372
                                                                                                       --------------------

                 TOTAL INVESTMENTS (COST* $12,379,372)                                         102.2%            12,379,372
                 DUE TO CUSTODIAN                                                               (2.4)              (290,612)
                 COMPREHENSIVE MANAGEMENT FEES PAYABLE                                           0.0                 (1,417)
                 DISTRIBUTION (12b-1) FEES PAYABLE                                               0.0                   (354)
                 OTHER ASSETS                                                                    0.2                 20,185
                                                                                               -----   --------------------
                 NET ASSETS                                                                    100.0%  $         12,107,174
                                                                                               =====   ====================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE BASED ON 12,107,174 SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING                                                 $               1.00
                                                                                                       ====================


                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- PENNSYLVANIA TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- 98.1%

                 PENNSYLVANIA -- 93.4
$       50,000   Allegheny HDA for Dialysis Clinic, 1.69%, 12/1/19(a)                                  $             50,000
     2,000,000   Allegheny HDA for Presbyterian University Hospital,
                 Series A, 1.71%, 6/1/19(a)                                                                       2,000,000
       800,000   Allegheny HDA for Presbyterian University Hospital,
                 Series B-3, 1.68%, 3/1/18(a)                                                                       800,000
     1,900,000   Allegheny IDA for UPMC Health Systems, Series C,
                 1.70%, 3/1/15(a)                                                                                 1,900,000
       995,000   Berks County IDR for Visiting Nurse Services, Series A,
                 1.78% - 1.93%, 12/1/15(a)                                                                          995,000
     1,235,000   Blair County IDR for Village of Penn State, Series C,
                 1.60%, 1/1/11(a)                                                                                 1,235,000
     2,100,000   Bucks County IDA, 1.72%, 7/1/15(a)                                                               2,100,000
       900,000   Bucks County IDA, 1.69%, 5/1/33(a)                                                                 900,000
       459,000   Chartiers Valley IDA for 1133 Penn Ave. Associates,
                 Series A, 1.70%, 8/1/07(a)                                                                         459,000
     1,135,000   Chester County HEFA for Simpsons Meadows,
                 1.68%, 10/1/30(a)                                                                                1,135,000
        30,000   Chester County IDA for Archdiocese of Philadelphia,
                 1.69%, 7/1/31(a)                                                                                    30,000
     1,000,000   Delaware County IDA for Scotfoam Corp.,
                 1.90%, 10/1/05(a)                                                                                1,000,000
     1,000,000   Delaware County IDR for Sun, Inc., 1.69%, 11/1/33(a)                                             1,000,000
       500,000   Delaware Valley Finance Authority, Series 85-A,
                 1.66%, 12/1/19(a)                                                                                  500,000
       500,000   Delaware Valley Finance Authority, Series A,
                 1.66%, 12/1/17(a)                                                                                  500,000
     1,100,000   Delaware Valley Finance Authority, Series B,
                 1.66%, 12/1/20(a)                                                                                1,100,000
     2,100,000   Emmaus General Authority Revenue, Series G-18,
                 1.70%, 3/1/24(a)                                                                                 2,100,000
     2,000,000   Lancaster County HRB for Brethren Village,
                 1.73%, 6/15/20(a)                                                                                2,000,000
     2,075,000   Lebanon County HCF for ECC Retirement Village,
                 1.73%, 10/15/25(a)                                                                               2,075,000
     2,100,000   Lehigh County IDA, 1.72%, 12/1/15(a)                                                             2,100,000
        45,000   Montgomery County Higher Education & Health
                 Authority, 1.72%, 9/15/31(a)                                                                        45,000
       430,000   Montgomery County IDR for Girl Scouts of
                 Southeastern PA, 1.78%, 2/1/25(a)                                                                  430,000
     2,100,000   Montgomery County Kingswood Apts, Series A,
                 1.62%, 8/15/31(a)                                                                                2,100,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- 98.1%

                 PENNSYLVANIA -- (CONTINUED)
$    1,800,000   Northhampton County IDR, 1.67%, 11/1/30(a)                                            $          1,800,000
     1,745,000   Pennsylvania HEFA for Temple University,
                 1.64%, 10/1/09(a)                                                                                1,745,000
       645,000   Philadelphia Housing Revenue Authority, Series A,
                 1.73%, 6/1/25(a)                                                                                   645,000
     1,200,000   Philadelphia IDR for Fox Chase Cancer Center Project,
                 1.67%, 7/1/25(a)                                                                                 1,200,000
     3,820,000   Schuylkill County IDA for Northeastern Power,
                 1.68%, 12/1/22(a)                                                                                3,820,000
     1,000,000   Scranton Redevelopment Authority Revenue for
                 Parking Facility, 1.73%, 06/1/33(a)                                                              1,000,000
     1,900,000   Scranton-Lackawanna Health & Welfare Authority for
                 Univ. of Scranton, RAW, 1.80%, 5/1/18(b)                                                         1,900,000
     1,300,000   Wilkins Area IDA for Fairview Extended Care, Series B,
                 1.65%, 1/1/21(a)                                                                                 1,300,000
                                                                                                       --------------------
                                                                                                                 39,964,000
                                                                                                       --------------------

                 PUERTO RICO -- 4.7%
     2,000,000   Puerto Rico Highway & Transportation Authority,
                 3.00%, 7/29/05(b)                                                                                2,017,490
                                                                                                       --------------------

                 TOTAL INVESTMENTS (COST* $41,981,490)                                          98.1%            41,981,490
                 COMPREHENSIVE MANAGEMENT FEES PAYABLE                                           0.0                 (4,651)
                 DISTRIBUTION (12b-1) FEES PAYABLE                                               0.0                 (1,163)
                 OTHER ASSET                                                                     1.9                812,997
                                                                                               -----   --------------------
                 NET ASSETS                                                                    100.0%  $         42,788,673
                                                                                               =====   ====================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE, BASED ON 42,788,673 SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING                                                 $               1.00
                                                                                                       ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- VIRGINIA TAX EXEMPT FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- 80.7%

                 VIRGINIA -- 68.4%
$      500,000   Alexandria County IDR, Pooled Loan Program, Series A,
                 1.69%, 7/1/26(a)                                                                      $            500,000
     1,000,000   Arlington County for Ballston Public Parking,
                 1.57%, 8/1/17(a)                                                                                 1,000,000
       600,000   Charlottesville IDA for Seminole, Series B,
                 1.70%, 12/1/13(a)                                                                                  600,000
       500,000   Chesapeake County IDA for Chesapeake General
                 Hospital, Series B, 1.68%, 7/1/31(a)                                                               500,000
       500,000   Hampton MFH for Avalon, 1.65%, 6/15/26(a)                                                          500,000
       800,000   Hampton MFH for Shoreline Apartments,
                 1.68%, 12/1/19(a)                                                                                  800,000
       500,000   Henrico County EDA for Westminster Centerbury,
                 Series B, 1.68%, 7/1/08(a)                                                                         500,000
       950,000   James City County IDA for Chambrel, 1.68%, 11/15/32(a)                                             950,000
       500,000   Norfolk IDR for Hospital Facilities-Children,
                 1.69%, 6/1/20(a)                                                                                   500,000
       950,000   Peninsula Port Authority for Dominion Terminal,
                 1.68%, 7/1/16(a)                                                                                   950,000
       500,000   Roanoke IDA for Carilion Health Systems, Series B,
                 1.68%, 7/1/27(a)                                                                                   500,000
       500,000   University of Virginia Revenue, Series A, 1.65%, 6/1/34(a)                                         500,000
                                                                                                       --------------------
                                                                                                                  7,800,000
                                                                                                       --------------------

                 PUERTO RICO -- 12.3%
     1,100,000   Puerto Rico Highway & Transportation Authority, Series A,
                 1.63%, 7/1/28(b)                                                                                 1,100,000
       300,000   Puerto Rico Highway & Transportation Authority,
                 3.00%, 7/19/5(b)                                                                                   302,623
                                                                                                       --------------------
                                                                                                                  1,402,623
                                                                                                       --------------------

                 TOTAL INVESTMENTS (COST* $9,202,623)                                           80.7%             9,202,623
                 OTHER ASSETS, LESS LIABILITIES                                                 19.3              2,205,611
                                                                                               -----   --------------------
                 NET ASSETS                                                                    100.0%  $         11,408,234
                                                                                               =====   ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- VIRGINIA TAX EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2004 (UNAUDITED

                 ASSETS
                 Investments in securities, at value (Cost* $9,202,623)                                $          9,202,623
                 Cash                                                                                             2,192,312
                 Interest receivable                                                                                 14,834
                                                                                                       --------------------

                 Total Assets                                                                                    11,409,769
                                                                                                       --------------------

                 Liabilities
                 Comprehensive management fees payable                                                                1,229
                 Distribution (12b-1) fees payable                                                                      306
                                                                                                       --------------------
                 Total Liabilities                                                                                    1,535
                                                                                                       --------------------

                 NET ASSETS                                                                            $         11,408,234
                                                                                                       ====================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED
                 ON 11,408,234 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                 OUTSTANDING                                                                           $               1.00
                                                                                                       ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST -- NEW YORK TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- 98.7%

                 NEW YORK -- 94.4%
$    3,700,000   Cattarausus County IDA for YMCA, 1.73%, 9/1/28(a)                                     $          3,700,000
     1,700,000   Franklin County IDA Civic Facility for Trudeau Institute,
                 1.65%, 12/1/20(a)                                                                                1,700,000
     1,000,000   Glens Falls IDA for Broad St. Prof. Center,
                 1.66%, 8/1/05(a)                                                                                 1,000,000
     8,000,000   Jay Street Development Corp., Series A-1,
                 1.63%, 5/1/22(a)                                                                                 8,000,000
     4,300,000   Jay Street Development Corp., Series A-3,
                 1.63%, 5/1/21(a)                                                                                 4,300,000
     5,000,000   Long Island Power Authority Electric System Revenue,
                 Series 2-A, 1.63%, 5/1/33(a)                                                                     5,000,000
     6,000,000   Long Island Power Authority Electric System Revenue,
                 Series 7-A, 1.58%, 4/1/25(a)                                                                     6,000,000
     1,500,000   Monroe County for St. Ann's Home, 1.65%, 7/1/30(a)                                               1,500,000
     8,000,000   New York City Cultural Revenue for Alvin Ailey Dance
                 Foundation, 1.59%,7/1/33(a)                                                                      8,000,000
     6,400,000   New York City GO, Series A-1, 1.80%, 3/13/20(a)                                                  6,400,000
     3,000,000   New York City GO, Series A-2, 1.61%, 8/1/31(a)                                                   3,000,000
     6,900,000   New York City GO, Series A-4, 1.67%, 8/1/21(a)                                                   6,900,000
       350,000   New York City GO, Series A-4, 1.67%, 8/1/22(a)                                                     350,000
     1,300,000   New York City GO, Series A-4, 1.67%, 8/1/23(a)                                                   1,300,000
     2,365,000   New York City GO, Series A-5, 1.62%, 8/1/15(a)                                                   2,365,000
     3,785,000   New York City GO, Series A-5, 1.62%, 8/1/16(a)                                                   3,785,000
     6,500,000   New York City GO, Series A-5, 1.67%, 8/1/31(a)                                                   6,500,000
     1,500,000   New York City GO, Series A-7, 1.64%, 8/1/20(a)                                                   1,500,000
     7,545,000   New York City GO, Series A-8, 1.61%, 11/1/23(a)                                                  7,545,000
     2,500,000   New York City GO, Series A-8, 1.62%, 8/1/17(a)                                                   2,500,000
     3,045,000   New York City GO, Series B-8, 1.64%, 8/15/24(a)                                                  3,045,000
     2,800,000   New York City GO, Series C-4, 1.61%, 8/1/20(a)                                                   2,800,000
     8,100,000   New York City GO, Series E-4, 1.64%, 8/1/21(a)                                                   8,100,000
     3,000,000   New York City GO, Series F-4, 1.67%, 2/15/20(a)                                                  3,000,000
     3,350,000   New York City GO, Series F-5, 1.64%, 2/15/16(a)                                                  3,350,000
     7,500,000   New York City GO, Series -h2, 1.61%, 8/1/10(a)                                                   7,500,000
     4,400,000   New York City HDC for Monterey, Series A,
                 1.63%, 11/15/19(a)                                                                               4,400,000
     1,000,000   New York City IDA for Abraham Joshua Heschel,
                 1.70%, 4/1/32(a)                                                                                 1,000,000
       560,000   New York City IDA for American Civil Liberties,
                 1.65%, 6/1/12(a)                                                                                   560,000
     5,300,000   New York City IDA for American Society for Technion,
                 1.61%, 10/1/33(a)                                                                                5,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                   VALUE
   AMOUNT                                                                                                    (NOTE 1)
--------------                                                                                         --------------------
                 TAX-EXEMPT OBLIGATIONS -- (CONTINUED)

                 NEW YORK -- (CONTINUED)
$    3,200,000   New York City IDA for Childrens Oncology Society,
                 1.66%, 5/1/21(a)                                                                      $          3,200,000
     1,415,000   New York City IDA for Church of the Heavenly Rest,
                 1.65%, 7/1/21(a)                                                                                 1,415,000
     1,500,000   New York City Muni Water, Series C-A,
                 1.67%, 6/15/18(a)                                                                                1,500,000
       200,000   New York City MWFA WSR, Series G,
                 1.64%, 6/15/24(a)                                                                                  200,000
     4,000,000   New York City WSA Rev, 1.67%, 6/15/25(a)                                                         4,000,000
     2,000,000   New York State HFA for 10 Liberty Street,
                 1.63%, 11/1/35(a)                                                                                2,000,000
     3,600,000   New York State HFA for Liberty View, Series A,
                 1.63%, 11/15/19(a)                                                                               3,600,000
     1,880,000   New York State HFA for Normandie Court, Series
                 I, 1.62%, 5/15/15(a)                                                                             1,880,000
     4,800,000   New York State HFA, Series B, 1.63%, 3/15/26(a)                                                  4,800,000
    10,640,000   New York State LGAC., Series C, D, E & F,
                 1.57% - 1.64%, 4/1/25(a)                                                                        10,640,000
     3,810,000   Schenectady County IDA for Sunnyview Hospital &
                 Rehab, Series A, 1.68%, 8/1/33(a)                                                                3,810,000
     4,760,000   Tompkins County IDA for Kendal Ithaca Community
                 Care, Series B, 1.63%, 7/1/24(a)                                                                 4,760,000
     3,600,000   Yonkers IDA Civic Facility for Consumers Union,
                 1.67%, 7/1/21(a)                                                                                 3,600,000
                                                                                                       --------------------
                                                                                                                165,805,000
                                                                                                       --------------------

                 PUERTO RICO -- 4.3%
     7,500,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                                 7,565,591
                                                                                                       --------------------

                 TOTAL INVESTMENTS (COST* $173,370,591)                                         98.7%           173,370,591
                 COMPREHENSIVE MANAGEMENT FEES PAYABLE                                           0.0                 (3,849)
                 DISTRIBUTION (12b-1) FEES PAYABLE                                               0.0                   (962)
                 OTHER ASSETS, LESS LIABILITIES                                                  1.3              2,243,990
                                                                                        ------------   --------------------
                 NET ASSETS                                                                    100.0%  $        175,609,770
                                                                                        ============   ====================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE BASED ON 175,609,770 SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING                                                 $               1.00
                                                                                                       ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           SECURITY TYPE ABBREVIATIONS

BAN  -- Bond Anticipation Notes
CDA  -- Community Development Authority
CFD  -- Community Facility District
COP  -- Certificate of Participation
DAR  -- Development Authority Revenue Bonds
DFA  -- Development Finance Agency
ECC  -- Evangelical Congregation Church
ECFA -- Education Culture Facility Authority
EDA  -- Economic Development Authority Revenue Bonds
EDC  -- Economic Development Corporation
EFA  -- Education Facilities Authority
ERN  -- Economic Recovery Notes
GO   -- General Obligation Bonds
HCF  -- Health Care Facilities Revenue Bonds
HCR  -- Health Care Revenue
HDA  -- Hospital Development Authority
HDC  -- Housing Development Corporation Bonds
HDR  -- Housing Development Revenue
HEFA -- Health & Education Facilities Authority
HFA  -- Housing Finance Authority Revenue Bonds
HRB  -- Hospital Revenue Bonds
HWA  -- Health and Welfare Authority
IDA  -- Industrial Development Authority Revenue Bonds
IDR  -- Industrial Development Agency Revenue Bonds
IFA  -- Industrial Finance Authority
LGAC -- Local Government Assistance Corp.
MFH  -- Multifamily Housing Revenue Bonds
MFR  -- Multifamily Revenue Bonds
MFHR -- Multifamily Facilities Housing Revenue Bonds
MHR  -- Multifamily Housing Revenue Bonds
MWFA -- Municipal Water Finance Authortiy
PCR  -- Pollution Control Revenue Bonds
PFA  -- Public Finance Authority
RAW  -- Revenue Anticipation Warrants
TAN  -- Tax Anticipation Notes
TRAN -- Tax Revenue Anticipation Notes
USD  -- United School District
WDA  -- Water Development Authority
WRA  -- Water Resource Authority
WSR  -- Water & Sewer System Revenue Bonds

----------
(a) Variable rate securities. The interest rates shown are as reported on November 30, 2004, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.
* The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                            STATEMENTS OF OPERATIONS

             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

                                                                          U.S.              U.S.
                                                     PRIMARY          GOVERNMENT          TREASURY
                                                      FUND               FUND               FUND
                                                ----------------   ----------------   ----------------
INTEREST INCOME (Note 1)                        $    146,895,841   $     10,617,655   $      3,383,648
                                                ----------------   ----------------   ----------------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
    Class R                                           23,906,337          3,464,773          1,479,436
    Class 95                                              65,983                 --                 --
    Class 75                                             152,601                 --              4,407
    Class 70                                              61,770                 --                 --
    Class Treasurer's Trust                            1,252,350            109,310            288,398
    Class 45                                              33,522                 82                 22
    Class 35                                              11,055                 --                 --
    Class 25                                             890,679             89,201                 13
    Class 20                                             200,821                 --                 --
    Class 15                                             360,073                 77                 --
    Class 12                                             291,283              3,435                 --
    Class 8                                            4,508,522            164,173             19,263
  DISTRIBUTION (12b-1) FEES:
    Class R                                            5,976,584            866,193            369,859
    Class 95                                              17,596                 --                 --
    Class 75                                              55,491                 --              1,603
    Class 70                                              24,708                 --                 --
  INTEREST EXPENSE                                        97,269             10,285              2,736
  TRUSTEE FEES                                            33,477              2,084              1,149
                                                ----------------   ----------------   ----------------

      Total expenses before waiver                    37,940,121          4,709,613          2,166,886
      Less: expenses waived (Note 2)                          --               (103)           (43,780)
                                                ----------------   ----------------   ----------------
      Net Expenses                                    37,940,121          4,709,510          2,123,106
                                                ----------------   ----------------   ----------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                           $    108,955,720   $      5,908,145   $      1,260,542
                                                ================   ================   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

INTEREST INCOME (Note 1)                        $      5,136,864
                                                ----------------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
    Class R                                            1,123,936
    Class Treasurer's Trust                               62,056
    Class 75                                                  --
    Class 70                                               3,489
    Class 45                                                  22
    Class 25                                              20,150
    Class 15                                                  77
    Class 8                                              170,414
  DISTRIBUTION (12b-1) FEES:
    Class R                                              280,984
    Class 70                                               1,395
  Interest expense                                        10,229
  Trustee fees                                               651
                                                ----------------

      Total expenses before waiver                     1,673,403
      Less: expenses waived (Note 2)                     (12,553)
                                                ----------------
      Net Expenses                                     1,660,850
                                                ----------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                           $      3,476,014
                                                ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                RESERVE NEW YORK                 RESERVE
                                                TAX-EXEMPT TRUST            TAX-EXEMPT TRUST
                                                ----------------   -----------------------------------
                                                    NEW YORK          CALIFORNIA        CONNECTICUT
                                                      FUND               FUND               FUND
                                                ----------------   ----------------   ----------------
INTEREST INCOME (Note 1)                        $      1,164,254   $        645,684   $        137,325
                                                ----------------   ----------------   ----------------

EXPENSES (Note 2)
  Comprehensive management fees                          713,438            401,533             84,986
  Distribution (12b-1) fees                              178,360            100,383             21,246
  Interest expense                                         1,087              1,365                600
  Trustee fees                                               294                172                 36
                                                ----------------   ----------------   ----------------

    Total expenses before waiver                         893,179            503,453            106,868
    Less: expenses waived (Note 2)                       (10,280)            (6,457)            (1,022)
                                                ----------------   ----------------   ----------------

    Net Expenses                                         882,899            496,996            105,846
                                                ----------------   ----------------   ----------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                           $        281,355   $        148,688   $         31,479
                                                ================   ================   ================

                                                                         RESERVE TAX-EXEMPT TRUST
                                                                   -----------------------------------
                                                                       FLORIDA         MASSACHUSETTS
                                                                         FUND               FUND
                                                                   ----------------   ----------------
INTEREST INCOME (Note 1)                                           $        285,136   $        115,969
                                                                   ----------------   ----------------

EXPENSES (Note 2)
  Comprehensive management fees                                             170,943             71,975
  Distribution (12b-1) fees                                                  42,736             17,994
  Interest expense                                                              373                405
  Trustee fees                                                                   67                 31
                                                                   ----------------   ----------------

    Total expenses before waiver                                            214,119             90,405
    Less: expenses waived (Note 2)                                           (1,407)              (881)
                                                                   ----------------   ----------------

    Net Expenses                                                            212,712             89,524
                                                                   ----------------   ----------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                                              $         72,424   $         26,445
                                                                   ================   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                               RESERVE TAX-EXEMPT TRUST
                                                ------------------------------------------------------
                                                    MICHIGAN          NEW JERSEY            OHIO
                                                      FUND               FUND               FUND
                                                ----------------   ----------------   ----------------
INTEREST INCOME (Note 1)                        $         62,931   $        335,472   $         86,593
                                                ----------------   ----------------   ----------------

EXPENSES (Note 2)
  Comprehensive management fees                           38,677            208,187             50,877
  Distribution (12b-1) fees                                9,669             52,047             12,719
  Interest expense                                           283                177                 84
  Trustee fees                                                20                 86                 19
                                                ----------------   ----------------   ----------------

    Total expenses before waiver                          48,649            260,497             63,699
    Less: expenses waived (Note 2)                          (206)            (3,951)               (77)
                                                ----------------   ----------------   ----------------

    Net Expenses                                           8,443            256,546             63,622
                                                ----------------   ----------------   ----------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                           $         14,488   $         78,926   $         22,971
                                                ================   ================   ================

                                                                         RESERVE TAX-EXEMPT TRUST
                                                                   -----------------------------------
                                                                     PENNSYLVANIA         VIRGINIA
                                                                         FUND               FUND
                                                                   ----------------   ----------------
INTEREST INCOME (Note 1)                                           $        284,436   $         69,011
                                                                   ----------------   ----------------

EXPENSES (Note 2)
  Comprehensive management fees                                             170,603   $         41,793
  Distribution (12b-1) fees                                                  42,650             10,449
  Interest expense                                                              165                 --
  Trustee fees                                                                   78                 19
                                                                   ----------------   ----------------

    Total expenses before waiver                                            213,496             52,261
    Less: expenses waived (Note 2)                                             (453)              (477)
                                                                   ----------------   ----------------

    Net Expenses                                                            213,043             51,784
                                                                   ----------------   ----------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                                              $         71,393   $         17,227
                                                                   ================   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                              PRIMARY FUND
                                                ---------------------------------------
                                                    SIX MONTHS              YEAR
                                                      ENDED                ENDED
                                                   NOVEMBER 30,           MAY 31,
                                                      2004                 2004
                                                ------------------   ------------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                         $      108,955,720   $      108,812,713
                                                ------------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
  Class R                                              (15,655,020)          (6,448,257)
  Class 95                                                 (50,104)             (14,173)
  Class 75                                                (245,062)             (26,619)
  Class 70                                                (100,561)             (53,262)
  Class Treasurer's Trust                               (1,946,491)          (2,447,763)
  Class 45                                                 (80,199)             (79,438)
  Class 35                                                 (33,969)             (20,638)
  Class 25                                              (4,097,393)         (13,446,891)
  Class 20                                              (1,330,462)                  --
  Class 15                                              (2,727,399)          (1,362,603)
  Class 12                                              (3,326,870)          (1,932,007)
  Class 8                                              (79,362,190)         (82,981,062)
                                                ------------------   ------------------
Total dividends to shareholders                       (108,955,720)        (108,812,713)
                                                ------------------   ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                     143,950,209,512      164,426,231,342
  Dividends reinvested                                 108,955,720          108,812,713
  Cost of shares redeemed                         (146,684,116,676)    (159,155,546,516)
                                                ------------------   ------------------
                                                    (2,624,951,444)       5,379,497,539
                                                ------------------   ------------------
  Net increase (decrease) in net assets             (2,624,951,444)       5,379,497,539

NET ASSETS:
  Beginning of period                               19,657,333,995       14,277,836,456
                                                ------------------   ------------------
  End of period                                 $   17,032,382,551   $   19,657,333,995
                                                ==================   ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                         U.S. GOVERNMENT FUND                        U.S. TREASURY FUND
                                                ---------------------------------------   ---------------------------------------
                                                    SIX MONTHS              YEAR              SIX MONTHS              YEAR
                                                      ENDED                ENDED                ENDED                ENDED
                                                   NOVEMBER 30,           MAY 31,            NOVEMBER 30,           MAY 31,
                                                      2004                 2004                 2004                 2004
                                                ------------------   ------------------   ------------------   ------------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                         $        5,908,145   $        3,332,736   $        1,260,542   $        1,449,240
                                                ------------------   ------------------   ------------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
  Class R                                               (2,254,761)            (867,803)            (615,561)            (316,627)
  Class 95                                                      --                   --                   --                   --
  Class 75                                                      --                   --               (6,877)                  --
  Class 70                                                      --                   --                   --                   --
  Class Treasurer's Trust                                 (183,325)             (46,329)            (336,572)            (995,194)
  Class 45                                                    (237)              (7,530)                 (45)                 (44)
  Class 35                                                      --                   --                   --                   --
  Class 25                                                (455,638)            (375,764)                 (54)                 (58)
  Class 20                                                      --                   --                   --                   --
  Class 15                                                    (698)                (943)                  --                   --
  Class 12                                                 (41,551)                (340)                  --                   --
  Class 8                                               (2,971,935)          (2,034,027)            (301,433)            (137,317)
                                                ------------------   ------------------   ------------------   ------------------
Total dividends to shareholders                         (5,908,145)          (3,332,736)          (1,260,542)          (1,449,240)
                                                ------------------   ------------------   ------------------   ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                       5,376,160,976        4,966,824,804        1,083,412,787        1,853,598,453
  Dividends reinvested                                   5,908,145            3,332,736            1,260,542            1,449,240
  Cost of shares redeemed                           (5,245,080,570)      (4,705,228,881)      (1,294,321,857)      (1,828,679,984)
                                                ------------------   ------------------   ------------------   ------------------
                                                       136,988,551          264,928,659         (209,648,528)          26,367,709
                                                ------------------   ------------------   ------------------   ------------------
  Net increase (decrease) in net assets                136,988,551          264,928,659         (209,648,528)          26,367,709

NET ASSETS:
  Beginning of period                                1,223,337,077          958,408,418          674,888,220          648,520,511
                                                ------------------   ------------------   ------------------   ------------------
  End of period                                 $    1,360,325,628   $    1,223,337,077   $      465,239,692   $      674,888,220
                                                ==================   ==================   ==================   ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- INTERSTATE TAX-EXEMPT FUND

                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                    SIX MONTHS
                                                      ENDED              YEAR ENDED
                                                   NOVEMBER 30,            MAY 31,
                                                       2004                 2004
                                                ------------------   ------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                         $        3,476,014   $          927,612
                                                ------------------   ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
  Class R                                                 (453,609)            (265,314)
  Class Treasurer's Trust                                  (76,644)             (96,414)
  Class 75                                                      --                   --
  Class 70                                                  (6,615)                  --
  Class 45                                                     (42)                 (45)
  Class 25                                                 (85,072)            (127,864)
  Class 15                                                    (587)                (857)
  Class 8                                               (2,853,445)            (437,118)
                                                ------------------   ------------------
Total dividends to shareholders                         (3,476,014)            (927,612)
                                                ------------------   ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
(AT NET ASSET VALUE OF $1.00 PER SHARE):
  Proceeds from sale of shares                       2,852,795,170        1,725,177,076
  Dividends reinvested                                   3,476,014              927,612
  Cost of shares redeemed                           (2,363,566,419)      (1,665,413,585)
                                                ------------------   ------------------
                                                       492,704,765           60,691,103
                                                ------------------   ------------------
  Net increase in net assets                           492,704,765           60,691,103

NET ASSETS:
  Beginning of period                                  388,266,556          327,575,453
                                                ------------------   ------------------
  End of period                                 $      880,971,321   $      388,266,556
                                                ==================   ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  (This page has been left blank intentionally)

                                                            RESERVE NEW YORK
                                                            TAX-EXEMPT TRUST
                                                ---------------------------------------
                                                             NEW YORK FUND
                                                ---------------------------------------
                                                    SIX MONTHS
                                                      ENDED
                                                   NOVEMBER 30,          YEAR ENDED
                                                       2004             MAY 31, 2004
                                                ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                         $          281,355   $          121,640
                                                ------------------   ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net Investment Income (Note 1):                         (281,355)            (121,640)
                                                ------------------   ------------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                         253,126,427          649,496,561
  Dividends reinvested                                     281,355              121,640
  Cost of shares redeemed                             (250,379,714)        (705,449,514)
                                                ------------------   ------------------
                                                         3,028,068          (55,831,313)
                                                ------------------   ------------------
  Net increase (decrease) in net assets                  3,028,068          (55,831,313)

NET ASSETS:
  Beginning of period                                  172,581,702          228,413,015
                                                ------------------   ------------------
  End of period                                 $      175,609,770   $      172,581,702
                                                ==================   ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             RESERVE TAX-EXEMPT TRUST
                                                -----------------------------------------------------------------------------------
                                                            CALIFORNIA FUND                            CONNECTICUT FUND
                                                ---------------------------------------    ----------------------------------------
                                                    SIX MONTHS                                 SIX MONTHS
                                                      ENDED                                      ENDED
                                                   NOVEMBER 30,          YEAR ENDED           NOVEMBER 30,          YEAR ENDED
                                                       2004             MAY 31, 2004              2004             MAY 31, 2004
                                                ------------------   ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                         $          148,688   $           65,151    $           31,479    $           17,239
                                                ------------------   ------------------    ------------------    ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net Investment Income (Note 1):                         (148,688)             (65,151)              (31,479)              (17,239)
                                                ------------------   ------------------    ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                         212,062,728          505,853,333            31,820,664            79,082,035
  Dividends reinvested                                     148,688               65,151                31,479                17,239
  Cost of shares redeemed                             (219,213,995)        (513,696,593)          (34,373,181)          (94,017,695)
                                                ------------------   ------------------    ------------------    ------------------
                                                        (7,002,579)          (7,778,109)           (2,521,038)          (14,918,421)
                                                ------------------   ------------------    ------------------    ------------------
  Net increase (decrease) in net assets                 (7,002,579)          (7,778,109)           (2,521,038)          (14,918,421)

NET ASSETS:
  Beginning of period                                  101,214,657          108,992,766            21,464,789            36,383,210
                                                ------------------   ------------------    ------------------    ------------------
  End of period                                 $       94,212,078   $      101,214,657    $       18,943,751    $       21,464,789
                                                ==================   ==================    ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                       RESERVE TAX-EXEMPT TRUST
                                                ---------------------------------------
                                                              FLORIDA FUND
                                                ---------------------------------------
                                                    SIX MONTHS
                                                      ENDED
                                                   NOVEMBER 30,          YEAR ENDED
                                                       2004             MAY 31, 2004
                                                ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                         $           72,424   $           26,892
                                                ------------------   ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                           (72,424)             (26,892)
                                                ------------------   ------------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                          95,547,482          187,577,015
  Dividends reinvested                                      72,424               26,892
  Cost of shares redeemed                              (91,287,421)        (194,025,813)
                                                ------------------   ------------------
                                                         4,332,485           (6,421,906)
                                                ------------------   ------------------
  Net increase (decrease) in net assets                  4,332,485           (6,421,906)

NET ASSETS:
  Beginning of period                                   39,453,389           45,875,295
                                                ------------------   ------------------
  End of period                                 $       43,785,874   $       39,453,389
                                                ==================   ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             RESERVE TAX-EXEMPT TRUST
                                                -----------------------------------------------------------------------------------
                                                          MASSACHUSETTS FUND                            MICHIGAN FUND
                                                ---------------------------------------    ----------------------------------------
                                                    SIX MONTHS                                 SIX MONTHS
                                                      ENDED                                      ENDED
                                                   NOVEMBER 30,          YEAR ENDED           NOVEMBER 30,          YEAR ENDED
                                                       2004             MAY 31, 2004              2004             MAY 31, 2004
                                                ------------------   ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                         $           26,445   $           10,897    $           14,488    $            4,956
                                                ------------------   ------------------    ------------------    ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                           (26,445)             (10,897)              (14,488)               (4,956)
                                                ------------------   ------------------    ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                          24,998,579           79,829,238            15,571,879            36,464,490
  Dividends reinvested                                      26,445               10,897                14,488                 4,956
  Cost of shares redeemed                              (27,233,479)         (82,799,552)          (18,887,392)          (32,253,120)
                                                ------------------   ------------------    ------------------    ------------------
                                                        (2,208,455)          (2,959,417)           (3,301,025)            4,216,326
                                                ------------------   ------------------    ------------------    ------------------
  Net increase (decrease) in net assets                 (2,208,455)          (2,959,417)           (3,301,025)            4,216,326

NET ASSETS:
  Beginning of period                                   17,819,238           20,778,655            12,074,369             7,858,043
                                                ------------------   ------------------    ------------------    ------------------
  End of period                                 $       15,610,783   $       17,819,238    $        8,773,344    $       12,074,369
                                                ==================   ==================    ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                       RESERVE TAX-EXEMPT TRUST
                                                ---------------------------------------
                                                            NEW JERSEY FUND
                                                ---------------------------------------
                                                    SIX MONTHS
                                                      ENDED              YEAR ENDED
                                                   NOVEMBER 30,            MAY 31,
                                                       2004                 2004
                                                ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                         $           78,926   $           31,405
                                                ------------------   ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                           (78,926)             (31,405)
                                                ------------------   ------------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                         149,875,073          194,005,843
  Dividends reinvested                                      78,926               31,405
  Cost of shares redeemed                             (150,108,776)        (199,812,677)
                                                ------------------   ------------------
                                                          (154,777)          (5,775,429)
                                                ------------------   ------------------
  Net increase (decrease) in net assets                   (154,777)          (5,775,429)

NET ASSETS:
  Beginning of period                                   50,245,918           56,021,347
                                                ------------------   ------------------
  End of period                                 $       50,091,141   $       50,245,918
                                                ==================   ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             RESERVE TAX-EXEMPT TRUST
                                                -----------------------------------------------------------------------------------
                                                               OHIO FUND                               PENNSYLVANIA FUND
                                                ---------------------------------------    ----------------------------------------
                                                    SIX MONTHS                                 SIX MONTHS
                                                      ENDED              YEAR ENDED              ENDED               YEAR ENDED
                                                   NOVEMBER 30,            MAY 31,            NOVEMBER 30,             MAY 31,
                                                       2004                 2004                  2004                  2004
                                                ------------------   ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                         $           22,971   $            7,585    $           71,393    $           30,826
                                                ------------------   ------------------    ------------------    ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                           (22,971)              (7,585)              (71,393)              (30,826)
                                                ------------------   ------------------    ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                          42,771,953           64,441,135            63,878,807           151,857,837
  Dividends reinvested                                      22,971                7,585                71,393                30,826
  Cost of shares redeemed                              (41,599,560)         (63,946,823)          (67,221,622)         (146,420,903)
                                                ------------------   ------------------    ------------------    ------------------
                                                         1,195,364              501,897            (3,271,423)            5,467,760)
                                                ------------------   ------------------    ------------------    ------------------
  Net increase (decrease) in net assets                  1,195,364              501,897            (3,271,423)            5,467,760)

NET ASSETS:
  Beginning of period                                   10,911,810           10,409,913            46,060,096            40,592,336
                                                ------------------   ------------------    ------------------    ------------------
  End of period                                 $       12,107,174   $       10,911,810    $       42,788,673    $       46,060,096
                                                ==================   ==================    ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                       RESERVE TAX-EXEMPT TRUST
                                                ---------------------------------------
                                                             VIRGINIA FUND
                                                ---------------------------------------
                                                    SIX MONTHS
                                                      ENDED              YEAR ENDED
                                                   NOVEMBER 30,            MAY 31,
                                                       2004                 2004
                                                ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                         $           17,227   $            7,292
                                                ------------------   ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                           (17,227)              (7,292)
                                                ------------------   ------------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                          31,968,567           73,535,462
  Dividends reinvested                                      17,227                7,292
  Cost of shares redeemed                              (31,626,628)         (73,753,730)
                                                ------------------   ------------------
                                                           359,166             (210,976)
                                                ------------------   ------------------
  Net increase (decrease) in net assets                    359,166             (210,976)

NET ASSETS:
  Beginning of period                                   11,049,068           11,260,044
                                                ------------------   ------------------
  End of period                                 $       11,408,234   $       11,049,068
                                                ==================   ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                        RESERVE NEW YORK TAX-EXEMPT TRUST
                            RESERVE TAX-EXEMPT TRUST
                          (COLLECTIVELY, THE "TRUSTS")

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
The Trusts are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as open-end investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of November 30, 2004, there were seven (7) series of The Reserve Fund authorized: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S. Treasury II Fund and Strategist Money-Market Fund; eleven (11) separate series of the Reserve Tax-Exempt Trust authorized: Interstate Tax-Exempt Fund, Interstate II Tax-Exempt Fund (which has not commenced operations), California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund; and one (1) series of the Reserve New York Tax-Exempt Trust authorized: the New York Tax-Exempt Fund. These financial statements and notes apply to the Primary Fund, U.S. Government Fund and U.S. Treasury Fund of The Reserve Fund; the Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund of Reserve Tax-Exempt Trust; and the New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust (each, a "Fund", and collectively, the "Funds").

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization or accretion to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purpose of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be, for floating rate instruments: (1) the notice period required before a Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or
     (2) the period remaining until the instrument's next rate adjustment.

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. The Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund allocate investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) on a daily basis based upon the relative proportion of net assets of each class. Net investment income is distributed to shareholders daily and automatically reinvested in additional Funds' shares, unless the shareholder has elected in writing to receive cash.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Trusts' Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser") will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities that are subject to repurchase agreements.

     F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

     G. During the six months ended November 30, 2004, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in the Fund's statement of operations.


(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
Pursuant to an investment management agreement (the "Agreements") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Fund's Investment Adviser, subject to the policies adopted by the Boards of Trustees. Under the Agreements, RMCI is responsible for the supervision of the day-to-day operations, managing each Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. Each Fund (with the exception of Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund) pays RMCI a comprehensive management fee of 0.80% of such Fund's average daily net assets, which is accrued daily. For the Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund, RMCI receives a comprehensive management fee accrued daily at an annual rate based on the average daily net assets of each class of each fund according to the following schedule:

                                                                            TREASURER'S
CLASS 8   CLASS 12   CLASS 15   CLASS 20   CLASS 25   CLASS 35   CLASS 45      TRUST      CLASS 70   CLASS 75   CLASS 95   CLASS R
-------   --------   --------   --------   --------   --------   --------   -----------   --------   --------   --------   -------
0.08%       0.12%      0.15%      0.20%      0.25%      0.35%      0.45%       0.60%        0.50%      0.55%      0.75%      0.80%

The comprehensive management fee includes the investment advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under each Fund's Distribution Plan and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. For the six months ended November 30, 2004, RMCI voluntarily waived its comprehensive management fee in the amounts listed below:

     FUND                                            AMOUNT
     ----                                           --------
     Primary Fund, Class R                          $      0
     U.S. Government Fund, Class R                       103
     U.S. Treasury Fund, Class R                      43,780
     Interstate Tax-Exempt Fund                       12,553
     New York Tax-Exempt Fund                         10,280
     California Tax-Exempt Fund                        6,457
     Connecticut Tax-Exempt Fund                       1,022
     Florida Tax-Exempt Fund                           1,407
     Massachusetts Tax-Exempt Fund                       881
     Michigan Tax-Exempt Fund                            206
     New Jersey Tax-Exempt Fund                        3,951
     Ohio Tax-Exempt Fund                                 77
     Pennsylvania Tax-Exempt Fund                        453
     Virginia Tax-Exempt Fund                            477

Certain Officers and Trustees of the Trusts are also Officers of RMCI.

DISTRIBUTION ASSISTANCE:
The Funds have each adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows each Fund to pay distribution fees for certain shareholder services and for expenses related to the sale of its shares for the Funds that offer a single class of shares and of the Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund's Class R, Class 95, Class 75 and Class 70 shares. The rate of distribution expenses may not exceed 0.20% per year of the average daily net assets of each Fund or class. The Distribution Plan requires RMCI to pay at least an equal amount from its own resources.

(3)  CONCENTRATION OF CREDIT RISK:
Total assets of the Connecticut Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, and the Virginia Tax-Exempt Fund each include a concentration of cash that is held in accounts with the Funds' Custodian.

(4)  INVESTMENT CONCENTRATION:
The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets at November 30, 2004:

NEW YORK TAX-EXEMPT FUND 94.4%

  LETTER OF CREDIT

  Allied Irish Bank, PLC                     3.6%
  Bank of America NA                         3.8%
  Bank of New York                           4.6%
  Bank of Nova Scotia                        4.3%
  Bayerische Landesbank Girozentrale         3.8%
  BNP Paribas                                4.3%
  Citibank, NA                               4.6%
  DEPFA Bank, PLC                            4.6%
  Dexia Bank                                 3.6%
  FNMA                                       4.5%
  HSBC Bank                                  4.6%
  JPMorganChase Bank                         3.2%
  KBC Bank NV                                3.5%
  Keybank NA                                 4.3%
  Landesbank Baden - Wurttenberg             3.9%
  Landesbank Hessen -
    Thueringen Girozentrale                  4.3%
  Societe Generale                           4.6%
  State Street Bank & Trust Co.              4.9%
  Suntrust Bank                              0.6%
  Toronto - Dominion Bank                    2.4%
  Wachovia Bank NA                           2.7%
  Westdeutsche Landesbank AG                 3.6%

* BOND INSURANCE

  AMBAC                                      4.3%
  FGIC                                       2.4%
  MBIA                                       3.4%

INTERSTATE TAX-EXEMPT FUND 87.8%

  LETTER OF CREDIT

  ABN-AMRO Bank NV                           1.7%
  Allied Irish Bank, PLC                     1.4%
  Bank of America NA                         3.4%
  Bank of New York                           1.8%
  Bank of Nova Scotia                        3.7%
  Barclays Bank PLC                          0.1%
  Bayerische Landesbank Girozentrale         0.6%
  BNP Paribas                                4.8%
  Branch Banking & Trust Co.                 0.1%
  Citibank, NA                               3.3%
  Comerica Bank                              3.3%
  Credit Suisse First Boston                 0.6%
  Danske Bank                                1.5%
  DEPFA Bank, PLC                            3.1%
  Dexia Bank                                 2.9%
  FHLB                                       0.6%
  Fifth Third Bank                           0.6%
  FNMA                                       3.0%
  Harris Trust & Savings Bank                2.1%
  HBOS PLC                                   1.1%
  HSBC Bank USA                              1.2%
  JPMorganChase Bank                         3.3%
  Keybank NA                                 1.5%
  Kredietbank NV                             2.5%
  Landesbank Baden - Wurternberg             1.0%
  Landesbank Hessen-
    Thuerinigen Girozentrale                 4.1%
  LaSalle Bank, NA                           2.1%
  Lloyds TSB Bank PLC                        0.3%
  Massachussets Institute of Technology      1.1%
  M & I Bank                                 0.1%
  Manufacturers and Traders Trust Co.        0.7%
  Natexis Banques Populaires                 0.1%
  National City Bank                         0.1%
  Northern Trust Co.                         3.4%
  PNC Bank, NA                               0.5%
  Rabobank Nederland                         0.4%
  Regions Bank                               0.1%
  Societe Generale                           0.5%
  Standard Federal Bank, NA                  0.1%
  State Street Bank & Trust Co.              2.6%
  Suntrust Bank                              3.6%
  Toronto-Dominion Bank                      0.7%
  University of Minnesota                    0.0%
  University of Virginia                     0.1%
  US Bank NA                                 2.2%
  Wachovia Bank NA                           0.7%
  Wells Fargo Bank NA                        0.7%
  Westdeutsche Landesbank AG                 0.5%

* BOND INSURANCE

  AMBAC                                      1.0%
  FGIC                                       4.4%
  FRMC                                       1.2%
  FSA                                        4.0%
  MBIA                                       3.3%

CALIFORNIA TAX-EXEMPT FUND 95.3%

  LETTER OF CREDIT

  Allied Irish Bank, PLC                     4.6%
  Bank of America NA                         4.2%
  Bank of New York                           4.7%
  Bank of Nova Scotia                        4.2%
  Bayerische Landesbank Girozentrale         4.0%
  BNP Paribas                                2.7%
  Citibank, NA                               4.9%
  Comercia Bank                              3.6%
  Credit Suisse First Boston                 2.9%
  FNMA                                       4.9%
  JPMorganChase Bank                         2.6%
  Kredietbank NV, Brussels                   2.9%
  Landesbank Baden - Wurttenberg             3.3%
  Landesbank Hessen -
    Thuerinigen Girozentrale                 2.2%
  LaSalle Bank, NA                           3.3%
  Northern Trust Co.                         4.6%
  Societe Generale                           3.2%
  State Street Bank & Trust Co.              4.3%
  Union Bank of Switzerland                  0.8%
  US Bank NA                                 3.8%
  Wachovia Bank NA                           2.3%
  Wells Fargo Bank NA                        4.0%

* BOND INSURANCE

  AMBAC                                      4.4%
  FGIC                                       4.8%
  FRMC                                       3.3%
  FSA                                        4.8%

CONNECTICUT TAX-EXEMPT FUND 83.3%

  LETTER OF CREDIT

  Allied Irish Bank, PLC                     4.8%
  Bank of America                            4.8%
  Bayerische Landesbank Girozentrale         4.8%
  JPMorganChase Bank                         4.8%
  KBC Bank NV                                8.9%
  LaSalle Bank, NA                           4.9%
  Landesbank Hessen -
    Thueringen Girozentrale                  8.4%
  Northern Trust Co.                         9.5%
  Wachovia Bank NA                           9.2%

* BOND INSURANCE

  AMBAC                                      4.1%
  FGIC                                       4.8%
  FSA                                        9.5%
  MBIA                                       4.8%

FLORIDA TAX-EXEMPT FUND 95.1%

  LETTER OF CREDIT

  Bank of America NA                         4.6%
  BNP Paribas                                4.6%
  Credit Suisse First Boston                 4.1%
  Citibank, NA                               4.6%
  Fifth Third Bank                           3.2%
  FHLB                                       3.7%
  FNMA                                       4.1%
  HBOS PLC                                   4.6%
  JPMorganChase Bank                         3.2%
  Keybank NA                                 4.0%
  LaSalle Bank NA                            4.6%
  Northern Trust Co.                         3.9%
  HSBC Bank USA                              4.1%
  Societe Generale                           3.7%
  State Street Bank & Trust Co.              4.6%
  Suntrust Bank                              6.6%
  Wachovia Bank NA                           5.0%

* BOND INSURANCE

  AMBAC                                      2.4%
  FGIC                                       4.1%
  FRMC                                       7.0%
  FSA                                        7.3%
  MBIA                                       1.1%

MASSACHUSETTS TAX-EXEMPT FUND 58.0%

  LETTER OF CREDIT

  Allied Irish Bank, PLC                     3.2%
  Bank of America                            5.1%
  Comercia Bank, Detroit                     5.1%
  DEPFA Bank, PLC                            3.5%
  Dexia Bank                                 3.2%
  FNMA                                       5.1%
  KBC Bank NV                                3.2%
  Landesbank Baden -Wurttenberg              6.4%
  Landesbank Hessen -
    Thueringen Girozentrale                  3.2%
  State Street Bank & Trust Co.              3.9%
  Wachovia Bank NA                           3.9%

* BOND INSURANCE

  AMBAC                                      2.6%
  FGIC                                       5.1%
  MBIA                                       4.5%

MICHIGAN TAX-EXEMPT FUND 90.1%

  LETTER OF CREDIT

  Bank of America, NA                        8.5%
  Comerica Bank                              9.1%
  Dexia Bank                                 4.8%
  FHLB                                       8.5%
  Fifth Third Bank                           4.6%
  FNMA                                       8.5%
  JPMorganChase Bank                         4.6%
  Keybank NA                                 1.4%
  Kredietbank NV                             4.6%
  Landesbank Hessen-
    Thuerinigen Girozentrale                 4.6%
  LaSalle Bank, NA                           4.6%
  National City Bank                         4.6%
  Northern Trust Co.                         0.0%
  Standard Federal Bank, NA                  7.9%

* BOND INSURANCE

  AMBAC                                      4.6%
  FGIC                                       4.6%
  MBIA                                       4.6

NEW JERSEY TAX-EXEMPT FUND 86.5%

  LETTER OF CREDIT

  Bank of America                            1.7%
  Bank of New York                           4.8%
  Bank of Nova Scotia                        4.4%
  Barclays Bank PLC                          4.1%
  Bayerische Landesbank Girozentrale         4.8%
  Citibank, NA                               4.0%
  FNMA                                       4.8%
  JPMorganChase Bank                         4.2%
  KBC Bank NV                                4.5%
  Lloyds TSB Bank PLC                        4.0%
  PNC Bank, NA                               9.0%
  Suntrust Bank                              9.5%
  Wachovia Bank NA                           4.6%

* BOND INSURANCE

  FGIC                                       9.0%
  FSA                                        9.0%
  MBIA                                       4.1%

OHIO TAX-EXEMPT FUND 98.0%

  LETTER OF CREDIT

  ABN-AMRO Bank NV                           5.0%
  Allied Irish Bank, PLC                     4.1%
  Bank One, NA                               4.1%
  Barclays Bank PLC                          4.1%
  BNP Paribas                                3.3%
  Citibank, NA                               7.4%
  Fifth Third Bank                           4.5%
  HBOS PLC                                   4.1%
  JPMorganChase Bank                         5.0%
  Keybank NA                                 5.0%
  LaSalle Bank, NA                           4.1%
  National City Bank                         4.1%
  HSBC Bank USA                              4.6%
  State Street Bank & Trust Co.              4.1%
  US Bank NA                                 8.3%
  Wachovia Bank NA                           6.6%
  Wells Fargo Bank NA                        3.1%

* BOND INSURANCE

  AMBAC                                      4.1%
  FSA                                        8.3%
  MBIA                                       4.1%

PENNSYLVANIA TAX-EXEMPT FUND 93.4%

  LETTER OF CREDIT

  ABN-AMRO Bank NV                           4.9%
  Allied Irish Bank, PLC                     4.8%
  Bank of America NA                         5.5%
  Bank of Nova Scotia                        2.3%
  BNP Paribas                                2.9%
  Comerica Bank                              4.4%
  DEPFA Bank, PLC                            4.9%
  Dexia Bank                                 8.9%
  FNMA                                       4.9%
  JPMorganChase Bank                         4.7%
  Kredietbank NV                             4.2%
  Landesbank Hessen-
    Thuerinigen Girozentrale                 4.1%
  Northern Trust Co.                         4.8%
  PNC Bank, NA                               8.0%
  Rabobank Nederland                         4.9%
  Suntrust Bank                              4.7%
  Toronto - Dominion Bank                    4.9%
  Wachovia Bank NA                           4.9%

* BOND INSURANCE

  FSA                                        4.7%
  MBIA                                       0.0%

VIRGINIA TAX-EXEMPT FUND 73.6%

  LETTER OF CREDIT

  Bank of America NA                         4.4%
  BB&T NA                                    5.2%
  Citibank, NA                               8.8%
  Credit Suisse First Boston                 4.4%
  FNMA                                       8.3%
  JPMorganChase Bank                         4.4%
  KBC Bank NV                                4.4%
  Suntrust Bank                              4.4%
  US Bank NA                                 8.3%
  Wachovia Bank NA                           4.4%

* BOND INSURANCE

  AMBAC                                      9.6%
  FRMC                                       7.0%

----------
* Some securities may be backed by both a line of credit and bond insurance.

(5) COMPOSITION OF NET ASSETS

At November 30, 2004, the composition of each Fund's net assets was as follows:

                                                    PRIMARY        U.S. GOVERNMENT     U.S. TREASURY
                                                      FUND               FUND               FUND
                                                ----------------   ----------------   ----------------
Par Value                                       $     17,032,383   $      1,360,326   $        465,240
Additional Paid-in-Capital                        17,015,350,168      1,358,965,302        464,774,452
                                                ----------------   ----------------   ----------------
Net Assets                                      $ 17,032,382,551   $  1,360,325,628   $    465,239,692
                                                ================   ================   ================

                                INTERSTATE         CALIFORNIA        CONNECTICUT          FLORIDA
                                   FUND               FUND               FUND               FUND
                             ----------------   ----------------   ----------------   ----------------
Par Value                    $        880,971   $         94,212   $         18,944   $         43,786
Additional-Paid-in-Capital        880,090,350         94,117,866         18,924,807         43,742,088
                             ----------------   ----------------   ----------------   ----------------
Net Assets                   $    880,971,321   $     94,212,078   $     18,943,751   $     43,785,874
                             ================   ================   ================   ================

                              MASSACHUSETTS         MICHIGAN          NEW JERSEY            OHIO
                                   FUND               FUND               FUND               FUND
                             ----------------   ----------------   ----------------   ----------------
Par Value                    $         15,611   $          8,773   $         50,091   $         12,107
Additional-Paid-in-Capital         15,595,172          8,764,571         50,041,050         12,095,067
                             ----------------   ----------------   ----------------   ----------------
Net Assets                   $     15,610,783   $      8,773,344   $     50,091,141   $     12,107,174
                             ================   ================   ================   ================

                                                  PENNSYLVANIA         VIRGINIA           NEW YORK
                                                      FUND               FUND               FUND
                                                ----------------   ----------------   ----------------
Par Value                                       $         42,789   $         11,408   $        175,610
Additional-Paid-in-Capital                            42,745,884         11,396,826        175,434,160
                                                ----------------   ----------------   ----------------
Net Assets                                      $     42,788,673   $     11,408,234   $    175,609,770
                                                ================   ================   ================

The tax basis of each Fund's assets is the same as the basis for financial reporting at November 30, 2004.

(6) CAPITAL SHARE TRANSACTIONS

For the six months ended November 30, 2004 and for the year ended May 31, 2004, the capital share transactions of each class of each Fund that offers more than one class of shares were as follows (at $1 per share):

                                                SIX MONTHS ENDED NOVEMBER 30, 2004
                             -------------------------------------------------------------------------
                                  CLASS R           CLASS 95           CLASS 75           CLASS 70
                             ----------------   ----------------   ----------------   ----------------
PRIMARY FUND
Sold                            9,010,781,603         10,381,011        132,184,367         12,418,070
Reinvested                         15,655,021             50,104            245,062            100,561
Redeemed                       (9,078,909,694)        (9,159,989)       (79,163,820)       (17,030,950)
                             ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)           (52,473,070)         1,271,126         53,265,609         (4,512,319)
                             ================   ================   ================   ================

                                TREASURER'S
                                   TRUST            CLASS 45           CLASS 35           CLASS 25
                             ----------------   ----------------   ----------------   ----------------
Sold                            1,220,083,235         33,021,973         10,162,295        154,262,928
Reinvested                          1,946,491             80,199             33,969          5,459,996
Redeemed                       (1,025,837,825)       (33,801,026)       (11,069,046)      (781,409,249)
                             ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)           196,191,901           (698,854)          (872,782)      (621,686,325)
                             ================   ================   ================   ================


                                 CLASS 20           CLASS 15           CLASS 12            CLASS 8
                             ----------------   ----------------   ----------------   ----------------
Sold                              596,768,800        786,978,077      2,935,746,729    129,047,420,424
Reinvested                          1,330,462          1,364,795          3,326,870         79,362,190
Redeemed                         (333,523,835)      (851,334,089)    (2,729,740,265)  (131,733,136,888)
                             ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)           264,575,427        (62,991,217)       209,333,334     (2,606,354,274)
                             ================   ================   ================   ================

                                                   TREASURER'S
                                  CLASS R             TRUST            CLASS 45           CLASS 25
                             ----------------   ----------------   ----------------   ----------------
U.S. GOVERNMENT FUND
Sold                            1,375,952,900        106,940,111            270,233         40,056,880
Reinvested                          2,254,761            183,325                237            455,638
Redeemed                       (1,345,947,889)       (73,210,801)          (147,753)       (39,935,472)
                             ----------------   ----------------   ----------------   ----------------
Net Increase                       32,259,772         33,912,635            122,717            577,046
                             ================   ================   ================   ================

                                                    CLASS 15            CLASS 12           CLASS 8
                                                ----------------   ----------------   ----------------
Sold                                                          --          9,000,000      3,843,940,852
Reinvested                                                   698             41,551          2,971,935
Redeemed                                                      --                 --     (3,785,838,655)
                                                ----------------   ----------------   ----------------
Net Increase                                                 698          9,041,551         61,074,132
                                                ================   ================   ================

                                                                  AUGUST 16, 2004* TO
                                                   TREASURER'S     NOVEMBER 30, 2004
                                  CLASS R             TRUST             CLASS 75          CLASS 45
                             ----------------   ----------------  ------------------- ----------------
U.S. TREASURY FUND
Sold                              831,134,265         95,482,956         20,998,430                 --
Reinvested                            615,561            336,572              6,877                 45
Redeemed                         (874,983,946)      (261,208,133)       (12,809,067)                --
                             ----------------   ----------------   ----------------   ----------------
Net Increase (decrease)           (43,234,120)      (165,388,605)         8,196,240                 45
                             ================   ================   ================   ================

                                                    CLASS 25           CLASS 12            CLASS 8
                                                ----------------   ----------------   ----------------
Sold                                                          --                 --        135,797,136
Reinvested                                                    54                 --            301,433
Redeemed                                                      --                 --       (145,320,711)
                                                ----------------   ----------------   ----------------
Net Increase (decrease)                                       54                 --         (9,222,142)
                                                ================   ================   ================

----------
*  Inception of Class operations.

                                                      YEAR ENDED MAY 31, 2004
                             -------------------------------------------------------------------------
                                                   AUGUST 12,                            AUGUST 12,
                                                     2003*                                 2003*
                                                   TO MAY 31,                            TO MAY 31,
                                                      2004                                  2004
                                  CLASS R           CLASS 95           CLASS 75           CLASS 70
                             ----------------   ----------------   ----------------   ----------------
PRIMARY FUND
Sold                           20,492,086,031         28,770,877         52,035,749         42,530,293
Reinvested                          6,448,257             14,173             26,619             53,262
Redeemed                      (20,663,162,432)       (12,822,525)       (59,370,059)       (16,004,684)
                             ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)          (164,628,144)        15,962,525         (7,307,691)        26,578,871
                             ================   ================   ================   ================

                                TREASURER'S
                                   TRUST            CLASS 45           CLASS 35           CLASS 25
                             ----------------   ----------------   ----------------   ----------------
Sold                            2,149,546,722         56,366,608         12,513,626      3,201,569,491
Reinvested                          2,447,763             79,438             20,638         13,446,891
Redeemed                       (2,205,708,621)       (53,889,009)        (7,483,112)    (3,391,279,598)
                             ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)           (53,714,136)         2,557,037          5,051,152       (176,263,216)
                             ================   ================   ================   ================

                               FEBRUARY 24,                            JUNE 25,
                                  2004*                                 2003*
                                TO MAY 31,                            TO MAY 31,
                                   2004                                  2004
                                 CLASS 20           CLASS 15           CLASS 12            CLASS 8
                             ----------------   ----------------   ----------------   ----------------
Sold                                      115      1,456,812,277      2,451,762,075    134,482,237,478
Reinvested                                 --          1,362,603          1,932,007         82,981,062
Redeemed                                   --     (2,013,520,375)    (2,125,547,033)  (128,606,759,068)
                             ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)                   115       (555,345,495)       328,147,049      5,958,459,472
                             ================   ================   ================   ================

                                                   TREASURER'S
                                  CLASS R             TRUST            CLASS 45           CLASS 25
                             ----------------   ----------------   ----------------   ----------------
U.S. GOVERNMENT FUND
Sold                            3,021,703,909         61,748,962          1,683,161         62,663,950
Reinvested                            867,803             46,329              7,530            375,764
Redeemed                       (3,015,856,505)       (49,021,737)        (7,502,931)       (47,146,097)
                             ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)             6,715,207         12,773,554         (5,812,240)        15,893,617
                             ================   ================   ================   ================

                                                                     FEBRUARY 24,
                                                                        2004*
                                                                      TO MAY 31,
                                                                         2004
                                                    CLASS 15           CLASS 12            CLASS 8
                                                ----------------   ----------------   ----------------
U.S. GOVERNMENT FUND (CONTINUED)
Sold                                                      31,402          1,000,100      1,817,993,320
Reinvested                                                   943                340          2,034,027
Redeemed                                                 (31,401)                --     (1,585,670,210)
                                                ----------------   ----------------   ----------------
Net Increase (Decrease)                                      944          1,000,440        234,357,137
                                                ================   ================   ================

                                                                                          AUGUST 7,
                                                                                            2003*
                                                                                         TO MAY 31,
                                                                      TREASURER'S           2004
                                                    CLASS R             TRUST            CLASS 45
                                                ----------------   ----------------   ----------------
U.S. TREASURY FUND
Sold                                               1,597,058,010        183,946,111             10,643
Reinvested                                               316,627            995,194                 44
Redeemed                                          (1,576,074,000)      (215,410,017)              (643)
                                                ----------------   ----------------   ----------------
Net Increase (Decrease)                               21,300,637        (30,468,712)            10,044
                                                ================   ================   ================

                                                    AUGUST 7,        FEBRUARY 24,
                                                     2003*              2004*
                                                   TO MAY 31,         TO MAY 31,
                                                      2004               2004
                                                    CLASS 25           CLASS 12            CLASS 8
                                                ----------------   ----------------   ----------------
Sold                                                      10,000                100         72,573,589
Reinvested                                                    58                 --            137,317
Redeemed                                                      --                 --        (37,195,324)
                                                ----------------   ----------------   ----------------
Net Increase (Decrease)                                   10,058                100         35,515,582
                                                ================   ================   ================

                                       SIX MONTHS ENDED              OCTOBER 1,          OCTOBER 1,
                                      NOVEMBER 30, 2004                 2004*               2004*
                             -----------------------------------    TO NOVEMBER 30,    TO NOVEMBER 30,
INTERSTATE TAX-EXEMPT                              TREASURER'S           2004               2004
FUND                              CLASS R             TRUST            CLASS 75           CLASS 70
--------------------------   ----------------   ----------------   ----------------   ----------------
Sold                              516,505,158         85,724,970                100         29,507,620
Reinvested                            453,609             76,644                 --              6,615
Redeemed                         (519,579,967)       (79,571,265)                --        (27,803,669)
                             ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)            (2,621,200)         6,230,349                100          1,710,566
                             ================   ================   ================   ================

                                                SIX MONTHS ENDED NOVEMBER 30, 2004
                             -------------------------------------------------------------------------
                                 CLASS 45           CLASS 25           CLASS 15           CLASS 8
                             ----------------   ----------------   ----------------   ----------------
Sold                                        4         16,152,191                  0      2,204,897,996
Reinvested                                 42             85,072                587          2,853,445
Redeemed                                   (5)       (16,095,799)                (0)    (1,720,508,584)
                             ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)                    41            141,465                587        487,242,857
                             ================   ================   ================   ================

                                                      YEAR ENDED MAY 31, 2004
                             -------------------------------------------------------------------------
                                                   TREASURER'S
                                  CLASS R             TRUST            CLASS 45           CLASS 25
                             ----------------   ----------------   ----------------   ----------------
Sold                              956,117,978        204,132,027             10,000         42,163,525
Reinvested                            265,314             96,414                 45            127,864
Redeemed                         (953,227,161)      (210,879,759)                --        (44,215,837)
                             ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)             3,156,131         (6,651,318)            10,045         (1,924,448)
                             ================   ================   ================   ================

                                                                                YEAR ENDED
                                                                               MAY 31, 2004
                                                                   -----------------------------------
                                                                       CLASS 15            CLASS 8
                                                                   ----------------   ----------------
Sold                                                                              2        522,753,544
Reinvested                                                                      857            437,118
Redeemed                                                                         --       (457,090,828)
                                                                   ----------------   ----------------
Net Increase (Decrease)                                                         859         66,099,834
                                                                   ================   ================

----------
*  Commencement of Class operations.

(7) FINANCIAL HIGHLIGHTS:

Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for each of the periods as indicated:

                                                                             CLASS R
                             -----------------------------------------------------------------------------------------------------
                               SIX MONTHS                                              YEARS
                                  ENDED                                            ENDED MAY 31,
                              NOVEMBER 30,      ----------------------------------------------------------------------------------
                                  2004               2004              2003             2002             2001             2000
                             --------------     -------------     -------------    -------------    -------------    -------------
PRIMARY FUND
Net asset value at
  beginning of period        $       1.0000     $      1.0000     $      1.0000    $      1.0000    $      1.0000    $      1.0000
                             --------------     -------------     -------------    -------------    -------------    -------------
Net investment income                0.0026            0.0011            0.0065           0.0187           0.0511           0.0492
Dividends from net
  investment income                 (0.0026)          (0.0011)          (0.0065)         (0.0187)         (0.0511)         (0.0492)
                             --------------     -------------     -------------    -------------    -------------    -------------
Net asset value at
  end of period              $       1.0000     $      1.0000     $      1.0000    $      1.0000    $      1.0000    $      1.0000
                             ==============     =============     =============    =============    =============    =============
Total Return                           0.26%             0.11%             0.65%            1.90%            5.29%            4.92%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)          $      6,014.7     $     6,067.2     $     6,231.8    $     6,462.0    $     6,241.8    $     4,355.9
Ratio of expenses to
  average net assets                   1.00%(a)          1.00%(b)          1.00%            1.01%            1.00%            1.00%
Ratio of net investment
  income to average
  net assets                           0.52%(a)          0.10%(b)          0.64%            1.86%            5.11%            4.74%

                                      CLASS 95                                             CLASS 75
                           -----------------------------     -------------------------------------------------------------------
                            SIX MONTHS       AUGUST 12,       SIX MONTHS         YEAR        YEAR          YEAR        MAY 29,
                              ENDED            2003*            ENDED           ENDED        ENDED         ENDED        2001*
                           NOVEMBER 30,      TO MAY 31,      NOVEMBER 30,      MAY 31,      MAY 31,       MAY 31,     TO MAY 31,
                               2004             2004             2004           2004         2003          2002          2001
                           ------------     ------------     ------------     ---------    ---------     ---------    ----------
Net asset value at
  beginning of
  period                   $     1.0000     $     1.0000     $     1.0000     $  1.0000    $  1.0000     $  1.0000    $   1.0000
                           ------------     ------------     ------------     ---------    ---------     ---------    ----------
Net investment
  income                         0.0029           0.0009           0.0039        0.0035       0.0090        0.0213        0.0003
Dividends from
  net investment
  income                        (0.0029)         (0.0009)         (0.0039)      (0.0035)     (0.0090)      (0.0213)      (0.0003)
                           ------------     ------------     ------------     ---------    ---------     ---------    ----------
Net asset value at
  end of period            $     1.0000     $     1.0000     $     1.0000     $  1.0000    $  1.0000     $  1.0000    $   1.0000
                           ============     ============     ============     =========    =========     =========    ==========
Total Return                       0.29%            0.09%            0.39%         0.35%        0.90%         2.16%         0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period
  (millions)               $       17.2     $       16.0     $       60.1     $     6.8    $    14.1     $    23.5    $     34.7
Ratio of expenses
  to average
  net assets                       0.95%(a)         0.95%(a)         0.75%(a)      0.75%        0.75%         0.76%         0.75%(a)
Ratio of net
  investment
  income to
  average net
  assets                           0.57%(a)         0.14%(a)         0.77%(a)      0.37%        0.95%         2.33%         3.97%(a)

                                      CLASS 70                                         TREASURER'S TRUST
                           -----------------------------     -------------------------------------------------------------------
                            SIX MONTHS       AUGUST 12,       SIX MONTHS         YEAR        YEAR          YEAR        MAY 29,
                              ENDED            2003*            ENDED           ENDED        ENDED         ENDED        2001*
                           NOVEMBER 30,      TO MAY 31,      NOVEMBER 30,      MAY 31,      MAY 31,       MAY 31,     TO MAY 31,
                               2004             2004             2004           2004         2003          2002          2001
                           ------------     ------------     ------------     ---------    ---------     ---------    ----------
PRIMARY FUND
  (CONTINUED)
Net asset value at
  beginning of
  period                   $     1.0000     $     1.0000     $     1.0000     $  1.0000    $  1.0000     $  1.0000    $   1.0000
                           ------------     ------------     ------------     ---------    ---------     ---------    ----------
Net investment
  income                         0.0041           0.0029           0.0046        0.0050       0.0105        0.0228        0.0003
Dividends from
  net investment
  income                        (0.0041)         (0.0029)         (0.0046)      (0.0050)     (0.0105)      (0.0228)      (0.0003)
                           ------------     ------------     ------------     ---------    ---------     ---------    ----------
Net asset value
  at end of
  period                   $     1.0000     $     1.0000     $     1.0000     $  1.0000    $  1.0000     $  1.0000    $   1.0000
                           ============     ============     ============     =========    =========     =========    ==========
Total Return                       0.41%            0.29%            0.46%         0.50%        1.06%         2.32%         0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period
  (millions)               $       22.1     $       26.6     $      639.9     $   443.7    $   497.4     $   510.0    $    224.5
Ratio of expenses
  to average
  net assets                       0.70%(a)         0.70%(a)         0.60%(a)      0.60%        0.60%         0.60%         0.60%(a)
Ratio of net
  investment
  income to
  average
  net assets                       0.82%(a)         0.39%(a)         0.92%(a)      0.50%        1.04%         2.05%         4.12%(a)

                                                                                           CLASS 45
                                                             -------------------------------------------------------------------
                                                              SIX MONTHS         YEAR        YEAR          YEAR        MAY 29,
                                                                ENDED           ENDED        ENDED         ENDED        2001*
                                                             NOVEMBER 30,      MAY 31,      MAY 31,       MAY 31,     TO MAY 31,
                                                                 2004           2004         2003          2002          2001
                                                             ------------     ---------    ---------     ---------    ----------
Net asset value at beginning of
  period                                                     $     1.0000     $  1.0000    $  1.0000     $  1.0000    $   1.0000
                                                             ------------     ---------    ---------     ---------    ----------
Net investment income                                              0.0054        0.0065       0.0120        0.0243        0.0004
Dividends from net investment
  income                                                          (0.0054)      (0.0065)     (0.0120)      (0.0243)      (0.0004)
                                                             ------------     ---------    ---------     ---------    ----------
Net asset value at end of period                             $     1.0000     $  1.0000    $  1.0000     $  1.0000    $   1.0000
                                                             ============     =========    =========     =========    ==========
Total Return                                                         0.54%         0.65%        1.21%         2.48%         0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                          $       15.3     $    16.0    $    13.5     $    23.1    $      7.4
Ratio of expenses to average
  net assets                                                         0.45%(a)      0.45%        0.45%         0.45%         0.45%(a)
Ratio of net investment income to
  average net assets                                                 1.08%(a)      0.65%        1.23%         2.13%         4.27%(a)

                                                                           CLASS 35
                                                --------------------------------------------------------------
                                                   SIX MONTHS                YEAR                  JULY 1,
                                                     ENDED                   ENDED                  2002*
                                                  NOVEMBER 30,              MAY 31,               TO MAY 31,
                                                      2004                   2004                   2003
                                                ----------------       ----------------       ----------------
PRIMARY FUND
  (CONTINUED)
Net asset value at beginning of period          $         1.0000       $         1.0000       $         1.0000
                                                ----------------       ----------------       ----------------
Net investment income                                     0.0059                 0.0050                 0.0075
Dividends from net investment income                     (0.0059)               (0.0050)               (0.0075)
                                                ----------------       ----------------       ----------------
Net asset value at end of period                $         1.0000       $         1.0000       $         1.0000
                                                ================       ================       ================
Total Return                                                0.59%                  0.51%                  0.76%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $            4.2       $            5.1                $    --
Ratio of expenses to average net assets                     0.35%(a)               0.35%(a)+              0.35%(a)+
Ratio of net investment income to
  average net assets                                        1.18%(a)               0.74%(a)+              1.45%(a)+

                                                                                    CLASS 25
                                                --------------------------------------------------------------------------------
                                                 SIX MONTHS          YEAR             YEAR             YEAR           MAY 29,
                                                   ENDED            ENDED            ENDED            ENDED            2001*
                                                NOVEMBER 30,       MAY 31,          MAY 31,          MAY 31,         TO MAY 31,
                                                    2004             2004             2003             2002             2001
                                                ------------     ------------     ------------     ------------     ------------
Net asset value at beginning
  of period                                     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                                ------------     ------------     ------------     ------------     ------------
Net investment income                                 0.0064           0.0085           0.0140           0.0263           0.0004
Dividends from net investment
  income                                             (0.0064)         (0.0085)         (0.0140)         (0.0263)         (0.0004)
                                                ------------     ------------     ------------     ------------     ------------
Net asset value at end of period                $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                                ============     ============     ============     ============     ============
Total Return                                            0.64%            0.86%            1.42%            2.69%            0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                                    $      726.7     $    1,348.4     $    1,524.7     $    2,113.4     $      442.0
Ratio of expenses to average
  net assets                                            0.25%(a)         0.25%            0.25%            0.25%            0.25%(a)
Ratio of net investment income
  to average net assets                                 1.28%(a)         0.84%            1.41%            2.31%            4.47%(a)

                                       CLASS 20                                          CLASS 15
                            -----------------------------     ---------------------------------------------------------------
                             SIX MONTHS      FEBRUARY 17,      SIX MONTHS         YEAR             YEAR            JULY 30,
                               ENDED           2004* TO          ENDED            ENDED            ENDED             2001*
                            NOVEMBER 30,        MAY 31,        NOVEMBER 30,       MAY 31,          MAY 31,             TO
                                2004             2004             2004             2004             2003             2002
                            ------------     ------------     ------------     ------------     ------------     ------------
PRIMARY FUND
  (CONTINUED)
Net asset value at
  beginning of
  period                    $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                            ------------     ------------     ------------     ------------     ------------     ------------
Net investment
  income                          0.0067           0.0025           0.0069           0.0095           0.0150           0.0205
Dividends from net
  investment
  income                         (0.0067)         (0.0025)         (0.0069)         (0.0095)         (0.0150)         (0.0205)
                            ------------     ------------     ------------     ------------     ------------     ------------
Net asset value at
  end of period             $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                            ============     ============     ============     ============     ============     ============
Total Return                        0.67%            0.26%            0.69%            0.96%            1.52%            2.08%

RATIOS/SUPPLEMENTAL DATA
Net assets end
  of period
  (millions)                $      264.6     $         --     $       73.7     $      136.7     $      692.0     $       34.1
Ratio of expenses
  to average
  net assets                        0.20%(a)         0.20%(a)         0.15%(a)         0.15%            0.15%            0.15%(a)
Ratio of net
  investment
  income to average
  net assets                        1.33%(a)         0.89%(a)         1.38%(a)         0.95%            1.30%            2.07%(a)

                                                                        CLASS 12
                                                             -----------------------------
                                                              SIX MONTHS        JUNE 25,
                                                                ENDED           2003* TO
                                                             NOVEMBER 30,       MAY 31,
                                                                 2004             2004
                                                             ------------     ------------
Net asset value at beginning of period                       $     1.0000     $     1.0000
                                                             ------------     ------------
Net investment income                                              0.0071           0.0090
Dividends from net investment income                              (0.0071)         (0.0090)
                                                             ------------     ------------
Net asset value at end of period                             $     1.0000     $     1.0000
                                                             ============     ============
Total Return                                                         0.71%            0.91%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                          $      537.5     $      328.1
Ratio of expenses to average net assets                              0.12%(a)         0.12%(a)
Ratio of net investment income to average net assets                 1.41%(a)         0.97%(a)

                                                                                         CLASS 8
                                                          ---------------------------------------------------------------------
                                                           SIX MONTHS            YEAR               YEAR             JULY 27,
                                                             ENDED              ENDED              ENDED             2001* TO
                                                          NOVEMBER 30,         MAY 31,            MAY 31,            MAY 31,
                                                              2004               2004               2003               2002
                                                          ------------       ------------       ------------       ------------
PRIMARY FUND
  (CONTINUED)
Net asset value at beginning of period                    $     1.0000       $     1.0000       $     1.0000       $     1.0000
                                                          ------------       ------------       ------------       ------------
Net investment income                                           0.0073             0.0102             0.0157             0.0214
Dividends from net investment income                           (0.0073)           (0.0102)           (0.0157)           (0.0214)
                                                          ------------       ------------       ------------       ------------
Net asset value at end of period                          $     1.0000       $     1.0000       $     1.0000       $     1.0000
                                                          ============       ============       ============       ============
Total Return                                                      0.73%              1.03%              1.59%              2.17%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                       $    8,656.4       $   11,262.8       $    5,304.3       $    2,818.3
Ratio of expenses to average net assets                           0.08%(a)           0.08%              0.08%              0.08%(a)
Ratio of net investment income to
  average net assets                                              1.45%(a)           1.02%              1.45%              2.25%(a)

                                                                            CLASS R
                               -------------------------------------------------------------------------------------------------
                                SIX MONTHS                                          YEARS
                                  ENDED                                          ENDED MAY 31,
                               NOVEMBER 30,     --------------------------------------------------------------------------------
                                   2004             2004             2003             2002             2001             2000
                               ------------     ------------     ------------     ------------     ------------     ------------
U.S. GOVERNMENT FUND
Net asset value at
  beginning of
  period                       $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                               ------------     ------------     ------------     ------------     ------------     ------------
Net investment income                0.0026           0.0010           0.0050           0.0149           0.0493           0.0471
Dividends from net
  investment income                 (0.0026)         (0.0010)         (0.0050)         (0.0149)         (0.0493)         (0.0471)
                               ------------     ------------     ------------     ------------     ------------     ------------
Net asset value at
  end of period                $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                               ============     ============     ============     ============     ============     ============
Total Return                           0.26%            0.10%            0.50%            1.50%            5.12%            4.71%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)            $      885.7     $      853.5     $      846.7     $      902.3     $      887.1     $      667.7
Ratio of expenses to
  average net assets                   1.00%(a)         1.00%(b)         1.00%            1.01%            1.01%            1.00%
Ratio of net investment
  income to average
  net assets                           0.52%(a)         0.08%(b)         0.50%            1.44%            4.93%            4.12%

                                                                             TREASURER'S TRUST
                                              --------------------------------------------------------------------------------
                                               SIX MONTHS          YEAR             YEAR             YEAR            MAY 29,
                                                 ENDED            ENDED            ENDED            ENDED           2001* TO
                                              NOVEMBER 30,       MAY 31,           MAY 31,          MAY 31,          MAY 31,
                                                  2004             2004             2003             2002             2001
                                              ------------     ------------     ------------     ------------     ------------
U.S. GOVERNMENT FUND
  (CONTINUED)

Net asset value at beginning
  of period                                   $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                              ------------     ------------     ------------     ------------     ------------
Net investment income                               0.0046           0.0049           0.0090           0.0189           0.0003
Dividends from net investment
  income                                           (0.0046)         (0.0049)         (0.0090)         (0.0189)         (0.0003)
                                              ------------     ------------     ------------     ------------     ------------
Net asset value at end of period              $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                              ============     ============     ============     ============     ============
Total Return                                          0.46%            0.49%            0.91%            1.91%            0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)           $       53.2     $       19.3     $        6.5     $        4.0     $       15.6
Ratio of expenses to average
  net assets                                          0.60%(a)         0.60%            0.60%            0.60%            0.60%(a)
Ratio of net investment income to
  average net assets                                  0.92%(a)         0.48%            0.83%            2.16%            3.47%(a)

                                                                                  CLASS 45
                                              --------------------------------------------------------------------------------
                                               SIX MONTHS          YEAR             YEAR             YEAR           MAY 29,
                                                 ENDED            ENDED            ENDED            ENDED           2001* TO
                                              NOVEMBER 30,       MAY 31,          MAY 31,          MAY 31,          MAY 31,
                                                  2004             2004             2003             2002             2001
                                              ------------     ------------     ------------     ------------     ------------
Net asset value at beginning
  of period                                   $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                              ------------     ------------     ------------     ------------     ------------
Net investment income                               0.0054           0.0064           0.0105           0.0203           0.0003
Dividends from net investment
  income                                           (0.0054)         (0.0064)         (0.0105)         (0.0203)         (0.0003)
                                              ------------     ------------     ------------     ------------     ------------
Net asset value at end of period              $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                              ============     ============     ============     ============     ============
Total Return                                          0.54%            0.64%            1.06%            2.06%            0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)           $        0.1     $        0.0     $        5.8     $        0.4     $        4.4
Ratio of expenses to average
  net assets                                          0.45%(a)         0.44%            0.45%            0.45%            0.45%(a)
Ratio of net investment income
  to average net assets                               1.07%(a)         0.66%            0.86%            2.73%            3.62%(a)

                                                                              CLASS 25
                                                -------------------------------------------------------------------
                                                 SIX MONTHS         YEAR        YEAR          YEAR         MAY 29,
                                                   ENDED           ENDED        ENDED         ENDED       2001* TO
                                                NOVEMBER 30,      MAY 31,      MAY 31,       MAY 31,       MAY 31,
                                                    2004           2004         2003          2002          2001
                                                ------------     ---------    ---------     ---------    ----------
U.S. GOVERNMENT FUND
  (CONTINUED)
Net asset value at beginning
  of period                                     $     1.0000     $  1.0000    $  1.0000     $  1.0000    $   1.0000
                                                ------------     ---------    ---------     ---------    ----------
Net investment income                                 0.0064        0.0084       0.0125        0.0224        0.0003
Dividends from net investment
  income                                             (0.0064)      (0.0084)     (0.0125)      (0.0224)      (0.0003)
                                                ------------     ---------    ---------     ---------    ----------
Net asset value at end of period                $     1.0000     $  1.0000    $  1.0000     $  1.0000    $   1.0000
                                                ============     =========    =========     =========    ==========
Total Return                                            0.64%         0.84%        1.27%         2.28%         0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $       66.6     $    66.0    $    50.1     $    90.7    $      3.8
Ratio of expenses to average
  net assets                                            0.25%(a)      0.25%        0.25%         0.25%         0.25%(a)
Ratio of net investment income to
  average net assets                                    1.28%(a)      0.83%        1.28%         1.71%         3.82%(a)

                                                           CLASS 15                                   CLASS 12
                                          -------------------------------------------      ------------------------------
                                           SIX MONTHS         YEAR       NOVEMBER 18,       SIX MONTHS       FEBRUARY 24,
                                              ENDED           ENDED        2002* TO           ENDED            2004* TO
                                          NOVEMBER 30,       MAY 31,        MAY 31,        NOVEMBER 30,         MAY 31,
                                              2004             2004          2003              2004              2004
                                          ------------      ---------    ------------      ------------      ------------
Net asset value at beginning
  of period                               $     1.0000      $  1.0000    $     1.0000      $     1.0000      $     1.0000
                                          ------------      ---------    ------------      ------------      ------------
Net investment income                           0.0069         0.0094          0.0061            0.0070            0.0025
Dividends from net
  investment income                            (0.0069)       (0.0094)        (0.0061)          (0.0070)          (0.0025)
                                          ------------      ---------    ------------      ------------      ------------
Net asset value at end
  of period                               $     1.0000      $  1.0000    $     1.0000      $     1.0000      $     1.0000
                                          ============      =========    ============      ============      ============
Total Return                                      0.69%          0.94%           0.61%             0.70%             0.25%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                              $        0.1      $     0.1    $        0.1      $       10.0      $        1.0
Ratio of expenses to
  average net assets                              0.15%(a)       0.15%           0.15%(a)          0.12%(a)          0.13%(a)
Ratio of net investment
  income to average
  net assets                                      1.38%(a)       0.93%           1.17%(a)          1.40%(a)          0.96%(a)

                                                                   CLASS 8
                                                --------------------------------------------
                                                 SIX MONTHS           YEAR          JUNE 7,
                                                   ENDED             ENDED         2002* TO
                                                NOVEMBER 30,        MAY 31,         MAY 31,
                                                    2004             2004            2003
                                                ------------       ---------      ----------
U.S. GOVERNMENT FUND
  (CONTINUED)
Net asset value at beginning of period          $     1.0000       $  1.0000      $   1.0000
                                                ------------       ---------      ----------
Net investment income                                 0.0072          0.0101          0.0142
Dividends from net investment income                 (0.0072)        (0.0101)        (0.0142)
                                                ------------       ---------      ----------
Net asset value at end of period                $     1.0000       $  1.0000      $   1.0000
                                                ============       =========      ==========
Total Return                                            0.72%           1.01%           1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $      344.6       $   283.5      $     49.1
Ratio of expenses to average net assets                 0.08%(a)        0.08%           0.08%(a)
Ratio of net investment income to
  average net assets                                    1.44%(a)        1.00%           1.20%(a)

                                                                           CLASS R
                               ----------------------------------------------------------------------------------------------
                                SIX MONTHS                                           YEARS
                                   ENDED                                         ENDED MAY 31,
                               NOVEMBER 30,         -------------------------------------------------------------------------
                                   2004                2004            2003          2002             2001            2000
                               ------------         ----------      ----------    ----------       ----------      ----------
U.S. TREASURY FUND
Net asset value at
  beginning of period          $     1.0000         $   1.0000      $   1.0000    $   1.0000       $   1.0000      $   1.0000
                               ------------         ----------      ----------    ----------       ----------      ----------
Net investment income                0.0017             0.0009          0.0047        0.0166           0.0468          0.0443
Dividends from net
  investment income                 (0.0017)           (0.0009)        (0.0047)      (0.0166)         (0.0468)        (0.0443)
                               ------------         ----------      ----------    ----------       ----------      ----------
Net asset value at
  end of period                $     1.0000         $   1.0000      $   1.0000    $   1.0000       $   1.0000      $   1.0000
                               ============         ==========      ==========    ==========       ==========      ==========
Total Return                           0.17%              0.09%           0.47%         1.68%            4.82%           4.43%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)            $      334.3         $    377.5      $    356.2    $    344.3       $    401.2      $    397.2
Ratio of expenses to
  average net assets                   1.00%(a)(b)        1.00%(b)        1.00%         1.00%(b)         1.04%(b)        1.00%(b)
Ratio of net investment
  income (loss) to
  average net assets                   0.34%(a)(b)       (0.02%)(b)       0.47%         1.61%(b)         4.63%(b)        4.12%(b)

                             CLASS 75                                    TREASURER'S TRUST
                           ------------       -----------------------------------------------------------------------
                            AUGUST 16,         SIX MONTHS                                                    MAY 29,
                             2004* TO             ENDED                   YEARS ENDED MAY 31,                 2001*
                           NOVEMBER 30,       NOVEMBER 30,       --------------------------------------    TO MAY 31,
                               2004               2004              2004          2003          2002          2001
                           ------------       ------------       ----------    ----------    ----------    ----------
U.S. TREASURY FUND
  (CONTINUED)
Net asset value at
  beginning of period      $     1.0000       $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000
                           ------------       ------------       ----------    ----------    ----------    ----------
Net investment income            0.0023             0.0036           0.0039        0.0086        0.0203        0.0003
Dividends from net
  investment income             (0.0023)           (0.0036)         (0.0039)      (0.0086)      (0.0203)      (0.0003)
                           ------------       ------------       ----------    ----------    ----------    ----------
Net asset value at
  end of period            $     1.0000       $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000
                           ============       ============       ==========    ==========    ==========    ==========
Total Return                       0.23%              0.36%            0.39%         0.87%         2.06%         0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)        $        8.2       $       86.0       $    251.4    $    281.9    $    257.9    $     28.4
Ratio of expenses to
  average net assets               0.75%(a)           0.60%(a)         0.60%         0.60%         0.61%         0.60%(a)
Ratio of net investment
  income to average
  net assets                       0.78%(a)           0.73%(a)         0.39%         0.85%         1.44%         3.44%(a)

                                                  CLASS 45                              CLASS 25
                                       -------------------------------       -------------------------------
                                        SIX MONTHS          AUGUST 7,         SIX MONTHS          AUGUST 7,
                                           ENDED              2003*              ENDED              2003*
                                       NOVEMBER 30,        TO MAY 31,        NOVEMBER 30,        TO MAY 31,
                                           2004               2004               2004               2004
                                       ------------       ------------       ------------       ------------
Net asset value at beginning of
   period                              $     1.0000       $     1.0000       $     1.0000       $     1.0000
                                       ------------       ------------       ------------       ------------
Net investment income from
  investment operations                      0.0044             0.0043             0.0054             0.0058
Less dividends from net investment
  income                                    (0.0044)           (0.0043)           (0.0054)           (0.0058)
                                       ------------       ------------       ------------       ------------
Net asset value at end of period       $     1.0000       $     1.0000       $     1.0000       $     1.0000
                                       ============       ============       ============       ============
Total Return                                   0.44%              0.43%              0.54%              0.58%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)    $         --       $         --       $         --       $         --
Ratio of expenses to average net
  assets                                       0.45%(a)           0.43%(a)           0.25%(a)           0.26%(a)
Ratio of net investment income to
  average net assets                           0.88%(a)           0.54%(a)           1.08%(a)           0.71%(a)

                                                                    CLASS 12
                                                        -------------------------------
                                                         SIX MONTHS        FEBRUARY 24,
                                                            ENDED              2004*
                                                        NOVEMBER 30,        TO MAY 31,
                                                            2004               2004
                                                        ------------       ------------
U.S. TREASURY FUND (CONTINUED)
Net asset value at beginning of period                  $     1.0000       $     1.0000
                                                        ------------       ------------
Net investment income from investment operations              0.0061             0.0022
Less dividends from net investment income                    (0.0061)           (0.0022)
                                                        ------------       ------------
Net asset value at end of period                        $     1.0000       $     1.0000
                                                        ============       ============
Total Return                                                    0.61%              0.22%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                     $         --       $         --
Ratio of expenses to average net assets                         0.12%(a)           0.12%(a)
Ratio of net investment income to average net assets            1.21%(a)           0.83%(a)

                                                                 CLASS 8
                                               -------------------------------------------
                                                SIX MONTHS           YEAR         JUNE 7,
                                                   ENDED             ENDED         2002*
                                               NOVEMBER 30,         MAY 31,     TO MAY 31,
                                                   2004              2004          2003
                                               ------------       ----------    ----------
Net asset value at beginning of period         $     1.0000       $   1.0000    $   1.0000
                                               ------------       ----------    ----------
Net investment income from
  investment operations                              0.0063           0.0091        0.0143
Less dividends from net investment income           (0.0063)         (0.0091)      (0.0143)
                                               ------------       ----------    ----------
Net asset value at end of period               $     1.0000       $   1.0000    $   1.0000
                                               ============       ==========    ==========
Total Return                                           0.63%            0.91%         1.44%

RATIOS/SUPPLEMENTAL DATA
Net asset value at end of period (millions)    $       36.7       $     45.9    $     10.4
Ratio of expenses to average net assets                0.08%(a)         0.08%         0.08%(a)
Ratio of net investment income to
  average net assets                                   1.26%(a)         0.90%         1.12%(a)

----------
*    Inception of Class Operations.
+ The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.
(a)  Annualized.
(b) Due to the voluntary waiver of certain expenses for certain Classes by RMCI, the net expense and net investment income ratios amounted to:

                                 SIX MONTHS
                                    ENDED                      YEARS ENDED MAY 31,
                                NOVEMBER 30,        ----------------------------------------
                                    2004            2004     2003     2002     2001     2000
                                ------------        ----     ----     ----     ----     ----
     U.S. TREASURY CLASS R

     Expense Ratio                      0.98%(a)    0.89%    1.00%    0.97%    0.99%    0.86%
     Net Investment Income              0.36%(a)    0.09%    0.47%    1.64%    4.68%    4.26%

                                                   U. S. GOVERNMENT FUND
                                                           CLASS R
                                PRIMARY FUND   ------------------------------
                                  CLASS R       SIX MONTHS
                                ------------      ENDED
                                 YEAR ENDED    NOVEMBER 30,       YEAR ENDED
                                MAY 31, 2004       2004          MAY 31, 2004
                                ------------   ------------      ------------
     Expense Ratio                      0.99%          1.00%(a)          0.98%
     Net Investment Income              0.10%          0.52%(a)          0.10%

                                                                  CLASS R
                           -------------------------------------------------------------------------------------
                            SIX MONTHS
                               ENDED                                 YEARS ENDED MAY 31,
                           NOVEMBER 30,       ------------------------------------------------------------------
                               2004              2004          2003          2002          2001          2000
                           ------------       ----------    ----------    ----------    ----------    ----------
INTERSTATE
  TAX-EXEMPT FUND
Net asset value at
  beginning of period      $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                           ------------       ----------    ----------    ----------    ----------    ----------
Net investment income            0.0016           0.0010        0.0034        0.0108        0.0289        0.0267
Dividends from net
  investment income             (0.0016)         (0.0010)      (0.0034)      (0.0108)      (0.0289)      (0.0267)
                           ------------       ----------    ----------    ----------    ----------    ----------
Net asset value at end
  of period                $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                           ============       ==========    ==========    ==========    ==========    ==========
Total Return                       0.16%            0.10%         0.34%         1.09%         2.95%         2.67%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)               $      280.9       $    283.5    $    280.4    $    295.7    $    296.2    $    271.9
Ratio of expenses to
  average net assets               1.00%(a)         1.00%         1.00%         1.01%         1.01%         1.00%
Ratio of net investment
  income to average
  net assets                       0.31%(a)         0.00%         0.32%         1.08%         2.89%         2.60%
Ratio of expenses to
  average net assets
  net of fee waivers               0.99%(a)         0.90%         0.99%         1.01%         1.01%         1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                      0.32%(a)         0.10%         0.33%         1.08%         2.89%         2.60%

                                                          CLASS 70           CLASS 75
                                                        ------------       ------------
                                                          AUG. 16,           SEPT. 23,
                                                          2004* TO           2004* TO
                                                        NOVEMBER 30,       NOVEMBER 30,
                                                            2004               2004
                                                        ------------       ------------
Net asset value at beginning of period                  $     1.0000       $     1.0000
                                                        ------------       ------------
Net investment income                                         0.0016             0.0016
Dividends from net investment income                         (0.0016)           (0.0016)
                                                        ------------       ------------
Net asset value at end of period                        $     1.0000       $     1.0000
                                                        ============       ============
Total Return                                                    0.16%              0.16%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                     $        1.7       $        0.0
Ratio of expenses to average net assets                         0.90%(a)           0.00%(a)
Ratio of net investment income to average net assets            0.96%(a)           0.59%(a)

                                                             TREASURER'S TRUST
                                    -------------------------------------------------------------------
                                     SIX MONTHS          YEAR         YEAR          YEAR      APRIL 17,
                                       ENDED             ENDED        ENDED         ENDED      2002* TO
                                    NOVEMBER 30,        MAY 31,      MAY 31,       MAY 31,     MAY 31,
                                        2004             2004         2003          2002        2001
                                    ------------       ---------    ---------    ---------    ---------
INTERSTATE
  TAX-EXEMPT FUND (CONTINUED)
Net asset value at beginning
  of period                         $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                    ------------       ---------    ---------    ---------    ---------
Net investment income                     0.0037          0.0040       0.0074       0.0149       0.0002
Dividends from net
  investment income                      (0.0037)        (0.0040)     (0.0074)     (0.0149)     (0.0002)
                                    ------------       ---------    ---------    ---------    ---------
Net asset value at end of period    $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                    ============       =========    =========    =========    =========
Total Return                                0.36%           0.40%        0.74%        1.50%        0.02%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                        $       28.8       $    22.5    $    29.2    $    20.5    $    85.4
Ratio of expenses
  to average net assets                     0.60%(a)        0.60%        0.60%        0.61%        0.60%(a)
Ratio of net investment income
  to average net assets                     0.74%(a)        0.37%        0.71%        1.59%        2.56%(a)

                                                                   CLASS 45
                                                        -------------------------------
                                                         SIX MONTHS          AUGUST 7,
                                                            ENDED            2003* TO
                                                        NOVEMBER 30,          MAY 31,
                                                            2004               2004
                                                        ------------       ------------
Net asset value at beginning of period                  $     1.0000       $     1.0000
                                                        ------------       ------------
Net investment income                                         0.0042             0.0044
Dividends from net investment income                         (0.0042)           (0.0044)
                                                        ------------       ------------
Net asset value at end of period                        $     1.0000       $     1.0000
                                                        ============       ============
Total Return                                                    0.42%              0.45%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                     $         --       $         --
Ratio of expenses to average net assets                         0.45%(a)           0.44%(a)
Ratio of net investment income to average net assets            0.84%(a)           0.55%(a)

                                                                  CLASS 25
                                    -------------------------------------------------------------------
                                     SIX MONTHS          YEAR         YEAR         YEAR        MAY 29,
                                       ENDED             ENDED        ENDED        ENDED      2001* TO
                                    NOVEMBER 30,        MAY 31,      MAY 31,      MAY 31,      MAY 31,
                                        2004             2004         2003         2002         2001
                                    ------------       ---------    ---------    ---------    ---------
INTERSTATE
  TAX-EXEMPT FUND
  (CONTINUED)
Net asset value at beginning
  of period                         $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                    ------------       ---------    ---------    ---------    ---------
Net investment income                     0.0053          0.0075       0.0109       0.0184       0.0002
Dividends from net
  investment income                      (0.0053)        (0.0075)     (0.0109)     (0.0184)     (0.0002)
                                    ------------       ---------    ---------    ---------    ---------
Net asset value at end of period    $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                    ============       =========    =========    =========    =========
Total Return                                0.53%           0.75%        1.09%        1.86%        0.02%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                        $       16.0       $    15.9    $    17.8    $    16.3    $    45.7
Ratio of expenses to average
  net assets                                0.25%(a)        0.25%        0.25%        0.26%        0.25%(a)
Ratio of net investment income
  to average net assets                     1.06%(a)        0.74%        1.07%        1.96%        2.91%(a)

                                              CLASS 15                                            CLASS 8
                            --------------------------------------------       --------------------------------------------
                             SIX MONTHS          YEAR        JANUARY 13,        SIX MONTHS          YEAR        JANUARY 13,
                                ENDED            ENDED        2003* TO            ENDED             ENDED        2003* TO
                            NOVEMBER 30,        MAY 31,        MAY 31,         NOVEMBER 30,        MAY 31,        MAY 31,
                                2004             2004           2003               2004             2004           2003
                            ------------       ---------    ------------       ------------       ---------    ------------
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $     1.0000       $     1.0000       $  1.0000    $     1.0000
                            ------------       ---------    ------------       ------------       ---------    ------------
Net investment
  income                          0.0058          0.0085          0.0039             0.0062          0.0092          0.0042
Dividends from net
  investment income              (0.0058)        (0.0085)        (0.0039)           (0.0062)        (0.0092)        (0.0042)
                            ------------       ---------    ------------       ------------       ---------    ------------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $     1.0000       $     1.0000       $  1.0000    $     1.0000
                            ============       =========    ============       ============       =========    ============
Total Return                        0.58%           0.86%           0.39%              0.62%           0.93%           0.42%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $        0.1       $     0.1    $        0.1       $      553.4       $    66.2    $        0.1
Ratio of expenses to
  average net assets                0.15%(a)        0.15%           0.15%(a)           0.08%(a)        0.08%           0.08%(a)
Ratio of net investment
  income to average
  net assets                        1.15%(a)        0.85%           1.03%(a)           1.34%(a)        0.92%           1.10%(a)

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
NEW YORK
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0016          0.0006       0.0034       0.0095       0.0281       0.0258
Dividends from net
  investment income              (0.0016)        (0.0006)     (0.0034)     (0.0095)     (0.0281)     (0.0258)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.16%           0.06%        0.34%        0.95%        2.87%        2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)         $      175.6       $   172.6    $   228.4    $   234.4    $   281.6    $   228.4
Ratio of expenses to
  average net assets                1.00%(a)        1.02%        1.00%        1.01%        1.01%        1.00%
Ratio of net investment
  income (loss) to
  average net assets                0.31%(a)       (0.07)%       0.33%        0.94%        2.81%        2.55%
Ratio of expenses to
  average net assets
  net of fee waivers                0.99%(a)        0.89%        0.99%        1.01%        1.01%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.32%(a)        0.06%        0.34%        0.94%        2.81%        2.55%

                             SIX MONTHS                                                             JULY 2,
                                ENDED                         YEARS ENDED MAY 31,                   1999* TO
                            NOVEMBER 30,       ------------------------------------------------     MAY 31,
                                2004             2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
CALIFORNIA
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0015          0.0006       0.0033       0.0098       0.0236       0.0208
Dividends from net
  investment income              (0.0015)        (0.0006)     (0.0033)     (0.0098)     (0.0236)     (0.0208)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.15%           0.06%        0.33%        0.98%        2.42%        2.27%(a)

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $       94.2       $   101.2    $   109.0    $   109.3    $   136.2    $    91.4
Ratio of expenses to
  average net assets                1.00%(a)        1.00%        1.00%        1.01%        1.00%        1.00%(a)
Ratio of net investment
  income (loss) to
  average net assets                0.28%(a)       (0.05)%       0.31%        1.00%        2.36%        2.27%(a)
Ratio of expenses to
  average net assets net
  of fee waivers                    0.98%(a)        0.89%        0.99%        1.01%        1.00%        0.96%(a)
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.30%(a)        0.06%        0.32%        1.00%        2.36%        2.31%(a)

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
CONNECTICUT
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0015          0.0006       0.0025       0.0092       0.0273       0.0248
Dividends from net
  investment income              (0.0015)        (0.0006)     (0.0025)     (0.0092)     (0.0273)     (0.0248)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.15%           0.06%        0.25%        0.92%        2.75%        2.48%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $       18.9       $    21.5    $    36.4    $    41.2    $    40.2    $    51.1
Ratio of expenses to
  average net assets                1.01%(a)        1.00%        1.00%        1.01%        1.01%        1.00%
Ratio of net investment
  income (loss) to
  average net assets                0.29%(a)       (0.08)%       0.23%        0.92%        2.73%        2.42%
Ratio of expenses to
  average net assets net
  of fee waivers                    1.00%(a)        0.86%        0.98%        1.01%        1.01%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.30%(a)        0.06%        0.25%        0.92%        2.73%        2.42%

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
FLORIDA
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0016          0.0006       0.0036       0.0105       0.0294       0.0272
Dividends from net
  investment income              (0.0016)        (0.0006)     (0.0036)     (0.0105)     (0.0294)     (0.0272)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.16%           0.06%        0.36%        1.05%        2.98%        2.72%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $       43.8       $    39.5    $    45.9    $    32.1    $    28.9    $    28.9
Ratio of expenses to
  average net assets                1.00%(a)        1.00%        1.00%        1.00%        1.01%        1.00%
Ratio of net investment
  income (loss) to
  average net assets                0.33%(a)       (0.03)%       0.34%        0.99%        2.94%        2.68%
Ratio of expenses to
  average net assets
  net of fee waivers                1.00%(a)        0.91%        0.99%        1.00%        1.01%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.33%(a)        0.06%        0.35%        0.99%        2.94%        2.68%

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
MASSACHUSETTS
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0015          0.0006       0.0030       0.0099       0.0279       0.0256
Dividends from net
  investment income              (0.0015)        (0.0006)     (0.0030)     (0.0099)     (0.0279)     (0.0256)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.15%           0.06%        0.30%        0.99%        2.85%        2.56%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)         $       15.6       $    17.8    $    20.8    $    21.0    $    18.8    $    16.1
Ratio of expenses to
  average net assets                1.00%(a)        1.01%        1.00%        1.00%        1.00%        1.00%
Ratio of net investment
  income (loss) to
  average net assets                0.29%(a)       (0.07)%       0.28%        0.99%        2.79%        2.55%
Ratio of expenses to
  average net assets
  net of fee waivers                1.00%(a)        0.88%        0.98%        1.00%        1.00%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.29%(a)        0.06%        0.30%        0.99%        2.79%        2.55%

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
MICHIGAN
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0015          0.0006       0.0029       0.0080       0.0276       0.0263
Dividends from net
  investment income              (0.0015)        (0.0006)     (0.0029)     (0.0080)     (0.0276)     (0.0263)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.15%           0.06%        0.29%        0.81%        2.83%        2.63%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $        8.8       $    12.1    $     7.9    $     8.5    $     4.8    $     2.2
Ratio of expenses to
  average net assets                1.00%(a)        1.00%        1.00%        1.01%        1.00%        1.00%
Ratio of net investment
  income (loss) to
  average net assets                0.30%(a)       (0.03)%       0.27%        0.63%        2.76%        2.60%
Ratio of expenses to
  average net assets
  net of fee waivers                1.00%(a)        0.91%        0.98%        1.00%        1.00%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.30%(a)        0.06%        0.29%        0.64%        2.76%        2.60%

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
NEW JERSEY
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0015          0.0006       0.0029       0.0101       0.0277       0.0249
Dividends from net
  investment income              (0.0015)        (0.0006)     (0.0029)     (0.0101)     (0.0277)     (0.0249)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.15%           0.06%        0.29%        1.01%        2.83%        2.49%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $       50.1       $    50.2    $    56.0    $    57.5    $    52.9    $    44.4
Ratio of expenses to
  average net assets                1.00%(a)        1.00%        1.00%        1.01%        1.01%        1.05%
Ratio of net investment
  income (loss) to
  average net assets                0.29%(a)       (0.07)%       0.25%        0.94%        2.77%        2.46%
Ratio of expenses to
  average net assets
  net of fee waivers                0.99%(a)        0.87%        0.97%        1.01%        1.01%        1.05%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.30%(a)        0.06%        0.28%        0.94%        2.77%        2.46%

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
OHIO
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0017          0.0006       0.0030       0.0082       0.0281       0.0256
Dividends from net
  investment income              (0.0017)        (0.0006)     (0.0030)     (0.0082)     (0.0281)     (0.0256)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at
  end of period             $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.17%           0.06%        0.30%        0.83%        2.88%        2.56%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $       12.1       $    10.9    $    10.4    $     5.7    $     8.1    $     8.9
Ratio of expenses to
  average net assets                1.00%(a)        1.01%        1.00%        1.01%        1.00%        1.00%
Ratio of net investment
  income (loss) to
  average net assets                0.35%(a)       (0.03)%       0.28%        0.81%        2.81%        2.95%
Ratio of expenses to
  average net assets
  net of fee waivers                1.00%(a)        0.92%        0.99%        1.01%        1.00%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.35%(a)        0.06%        0.29%        0.81%        2.81%        2.95%

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
PENNSYLVANIA
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0017          0.0007       0.0036       0.0097       0.0287       0.0276
Dividends from net
  investment income              (0.0017)        (0.0007)     (0.0036)     (0.0097)     (0.0287)     (0.0276)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at
  end of period             $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.17%           0.07%        0.36%        0.97%        2.97%        2.76%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $       42.8       $    46.1    $    40.6    $    51.5    $    34.1    $    21.1
Ratio of expenses to
  average net assets                1.00%(a)        1.00%        1.00%        1.01%        1.00%        1.00%
Ratio of net investment
  income (loss) to
  average net assets                0.33%(a)       (0.01)%       0.34%        0.89%        2.87%        2.73%
Ratio of expenses to
  average net assets
  net of fee waivers                1.00%(a)        0.93%        1.00%        1.01%        1.00%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.33%(a)        0.07%        0.34%        0.89%        2.87%        2.73%

                             SIX MONTHS                                                             MARCH 3,
                                ENDED                        YEARS ENDED MAY 31,                    2000* TO
                            NOVEMBER 30,       ------------------------------------------------     MAY 31,
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
VIRGINIA
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0016          0.0006       0.0025       0.0069       0.0253       0.0075
Dividends from net
  investment income              (0.0016)        (0.0006)     (0.0025)     (0.0069)     (0.0253)     (0.0075)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at
  end of period             $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.16%           0.06%        0.25%        0.69%        2.77%        3.08%(a)

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $       11.4       $    11.0    $    11.3    $    13.0    $     6.7    $     2.1
Ratio of expenses to
  average net assets                1.00%(a)        1.00%        1.00%        1.01%        1.00%        1.01%(a)
Ratio of net investment
  income (loss) to
  average net assets                0.32%(a)       (0.04)%       0.19%        0.58%        2.53%        3.19%(a)
Ratio of expenses to
  average net assets
  net of fee waivers                0.99%(a)        0.90%        0.95%        0.99%        1.00%        0.97%(a)
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.33%(a)        0.06%        0.24%        0.60%        2.53%        3.23%(a)

----------
*    Inception of Class Operations.
(a)  Annualized.

                                 EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2004 and held for the entire period ending November 30, 2004.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             JUNE 1, 2004          NOVEMBER 30, 2004     DURING PERIOD*
                        -----------------------   --------------------   --------------
PRIMARY FUND CLASS R
Actual                        $  1,000.00              $   995.00           $  5.00
Hypothetical                  $  1,000.00              $ 1,020.00           $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 95
Actual                        $  1,000.00              $   995.25           $  4.75
Hypothetical                  $  1,000.00              $ 1,020.25           $  4.80

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             JUNE 1, 2004          NOVEMBER 30, 2004     DURING PERIOD*
                        -----------------------   --------------------   --------------
PRIMARY FUND CLASS 75
Actual                        $  1,000.00              $   996.25           $  3.75
Hypothetical                  $  1,000.00              $ 1,021.25           $  3.79

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 70
Actual                        $  1,000.00              $   996.50           $  3.50
Hypothetical                  $  1,000.00              $ 1,021.50           $  3.54

* Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS
  TREASURER'S TRUST
Actual                        $  1,000.00              $   997.00           $  3.00
Hypothetical                  $  1,000.00              $ 1,022.00           $  3.03

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 45
Actual                        $  1,000.00              $   997.75           $  2.25
Hypothetical                  $  1,000.00              $ 1,022.75           $  2.28

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 35
Actual                        $  1,000.00              $   998.25           $  1.75
Hypothetical                  $  1,000.00              $ 1,023.25           $  1.77

* Expenses are equal to the Fund's annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 25
Actual                        $  1,000.00              $   998.75           $  1.25
Hypothetical                  $  1,000.00              $ 1,023.75           $  1.26

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 20
Actual                        $  1,000.00              $   999.00           $  1.00
Hypothetical                  $  1,000.00              $ 1,024.00           $  1.01

* Expenses are equal to the Fund's annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 15
Actual                        $  1,000.00              $   999.25           $  0.75
Hypothetical                  $  1,000.00              $ 1,024.25           $  0.76

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             JUNE 1, 2004          NOVEMBER 30, 2004     DURING PERIOD*
                        -----------------------   --------------------   --------------
PRIMARY FUND CLASS 12
Actual                        $  1,000.00              $   999.40           $  0.60
Hypothetical                  $  1,000.00              $ 1,024.40           $  0.61

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 8
Actual                        $  1,000.00              $   999.60           $  0.40
Hypothetical                  $  1,000.00              $ 1,024.60           $  0.40

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. GOVERNMENT FUND
  CLASS R
Actual                        $  1,000.00              $   995.00           $  5.00
Hypothetical                  $  1,000.00              $ 1,020.00           $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. GOVERNMENT FUND
  CLASS TREASURER'S
  TRUST
Actual                        $  1,000.00              $   947.00           $  3.00
Hypothetical                  $  1,000.00              $ 1,022.00           $  3.03

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. GOVERNMENT FUND
  CLASS 45
Actual                        $  1,000.00              $   997.75           $  2.25
Hypothetical                  $  1,000.00              $ 1,022.75           $  2.28

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. GOVERNMENT FUND
  CLASS 25
Actual                        $  1,000.00              $   998.75           $  1.25
Hypothetical                  $  1,000.00              $ 1,023.75           $  1.26

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. GOVERNMENT FUND
  CLASS 15
Actual                        $  1,000.00              $   999.25           $  0.75
Hypothetical                  $  1,000.00              $ 1,024.25           $  0.76

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. GOVERNMENT FUND
  CLASS 12
Actual                        $  1,000.00              $   999.40           $  0.60
Hypothetical                  $  1,000.00              $ 1,024.40           $  0.61

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             JUNE 1, 2004          NOVEMBER 30, 2004     DURING PERIOD*
                        -----------------------   --------------------   --------------
U.S. GOVERNMENT FUND
  CLASS 8
Actual                        $  1,000.00              $   999.60           $  0.40
Hypothetical                  $  1,000.00              $ 1,024.60           $  0.40

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. TREASURY FUND
  CLASS R
Actual                        $  1,000.00              $   995.00           $  5.00
Hypothetical                  $  1,000.00              $ 1,020.00           $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. TREASURY FUND
  CLASS 75
Actual                        $  1,000.00              $   996.25           $  3.75
Hypothetical                  $  1,000.00              $ 1,021.25           $  3.79

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. TREASURY FUND
  CLASS TREASURER'S
  TRUST
Actual                        $  1,000.00              $   997.00           $  3.00
Hypothetical                  $  1,000.00              $ 1,022.00           $  3.03

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. TREASURY FUND
  CLASS 45
Actual                        $  1,000.00              $   997.75           $  2.25
Hypothetical                  $  1,000.00              $ 1,022.75           $  2.28

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. TREASURY FUND
  CLASS 25
Actual                        $  1,000.00              $   998.75           $  1.25
Hypothetical                  $  1,000.00              $ 1,023.75           $  1.26

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. TREASURY FUND
  CLASS 12
Actual                        $  1,000.00              $   999.40           $  0.60
Hypothetical                  $  1,000.00              $ 1,024.40           $  0.61

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. TREASURY FUND
  CLASS 8
Actual                        $  1,000.00              $   999.60           $  0.40
Hypothetical                  $  1,000.00              $ 1,024.60           $  0.40

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             JUNE 1, 2004          NOVEMBER 30, 2004     DURING PERIOD*
                        -----------------------   --------------------   --------------
INTERSTATE TAX-EXEMPT
  CLASS R
Actual                        $  1,000.00              $   995.00           $  5.00
Hypothetical                  $  1,000.00              $ 1,020.00           $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT
  TREASURER'S TRUST
Actual                        $  1,000.00              $   997.00           $  3.00
Hypothetical                  $  1,000.00              $ 1,022.00           $  3.03

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT
  CLASS 75
Actual                        $  1,000.00              $   996.25           $  3.75
Hypothetical                  $  1,000.00              $ 1,021.25           $  3.79

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT
  CLASS 70
Actual                        $  1,000.00              $ 1,000.00           $  0.00
Hypothetical                  $  1,000.00              $ 1,025.00           $  0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT
  CLASS 45
Actual                        $  1,000.00              $   997.75           $  2.25
Hypothetical                  $  1,000.00              $ 1,022.75           $  2.28

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT
  CLASS 25
Actual                        $  1,000.00              $   998.75           $  1.25
Hypothetical                  $  1,000.00              $ 1,023.75           $  1.26

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT
  CLASS 15
Actual                        $  1,000.00              $   999.25           $  0.75
Hypothetical                  $  1,000.00              $ 1,024.25           $  0.76

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT
  CLASS 8
Actual                        $  1,000.00              $   999.60           $  0.40
Hypothetical                  $  1,000.00              $ 1,024.60           $  0.40

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             JUNE 1, 2004          NOVEMBER 30, 2004     DURING PERIOD*
                        -----------------------   --------------------   --------------
CALIFORNIA TAX-EXEMPT
Actual                        $  1,000.00              $   995.00           $  5.00
Hypothetical                  $  1,000.00              $ 1,020.00           $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CONNECTICUT TAX-EXEMPT
Actual                        $  1,000.00              $   995.00           $  5.00
Hypothetical                  $  1,000.00              $ 1,020.00           $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

FLORIDA TAX-EXEMPT
Actual                        $  1,000.00              $   995.00           $  5.00
Hypothetical                  $  1,000.00              $ 1,020.00           $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

MASSACHUSETTS
  TAX-EXEMPT
Actual                        $  1,000.00              $   995.00           $  5.00
Hypothetical                  $  1,000.00              $ 1,020.00           $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

MICHIGAN TAX-EXEMPT
Actual                        $  1,000.00              $   995.00           $  5.00
Hypothetical                  $  1,000.00              $ 1,020.00           $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

NEW JERSEY TAX-EXEMPT
Actual                        $  1,000.00              $   995.00           $  5.00
Hypothetical                  $  1,000.00              $ 1,020.00           $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

OHIO TAX-EXEMPT
Actual                        $  1,000.00              $   995.00           $  5.00
Hypothetical                  $  1,000.00              $ 1,020.00           $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PENNSYLVANIA TAX-EXEMPT
Actual                        $  1,000.00              $   995.00           $  5.00
Hypothetical                  $  1,000.00              $ 1,020.00           $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             JUNE 1, 2004          NOVEMBER 30, 2004     DURING PERIOD*
                        -----------------------   --------------------   --------------
VIRGINIA TAX-EXEMPT
Actual                        $  1,000.00              $   995.00           $  5.00
Hypothetical                  $  1,000.00              $ 1,020.00           $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

NEW YORK TAX-EXEMPT
Actual                        $  1,000.00              $   995.00           $  5.00
Hypothetical                  $  1,000.00              $ 1,020.00           $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, RMCI. RMCI is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

American Express Money-Market Account is a cash management service offered by The Reserve Funds through American Express Financial Corporation. Shares offered are shares of the Reserve family of money market funds.

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

[AMERICAN EXPRESS(R) LOGO]

[FINANCIAL ADVISORS LOGO]

MANAGING THE ECONOMY THAT MEANS MOST: YOURS.(SM)


AMERICAN ENTERPRISE INVESTMENT SERVICES INC.
A SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION

Distributor - Resrv Partners, Inc.
AMEXSEMI-ANNUAL 11/04

ITEM 2.     CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Tax-Exempt Trust

By:         /s/ Bruce R. Bent
            -----------------
            Name: Bruce R. Bent
            Title: Chairman and CEO

Date: April 20, 2005

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Bruce R. Bent
            -----------------
            Name: Bruce R. Bent
            Title: Chairman and CEO

Date: April 20, 2005


By:         /s/ Arthur T. Bent III
            ----------------------
            Name: Arthur T. Bent III
            Title: Treasurer (Principal Financial Officer)

Date: April 20, 2005